                                                     IMPORTANT NOTICE
                                                     REGARDING DELIVERY OF
                                                     SHAREHOLDER DOCUMENTS

                                                     SCHWAB

                                                     MUNICIPAL MONEY FUNDS

                                                     June 30, 2001

                                                     Semiannual Report enclosed

                                                     SCHWAB MUNICIPAL MONEY FUND

                                                     SCHWAB CALIFORNIA
                                                     MUNICIPAL MONEY FUND

                                                     SCHWAB NEW YORK
                                                     MUNICIPAL MONEY FUND

                                                     SCHWAB NEW JERSEY
                                                     MUNICIPAL MONEY FUND

                                                     SCHWAB PENNSYLVANIA
                                                     MUNICIPAL MONEY FUND

                                                     SCHWAB FLORIDA
                                                     MUNICIPAL MONEY FUND

                                                           [CHARLES SCHWAB LOGO]

                           SCHWAB
                           MUNICIPAL MONEY FUNDS

                                                    June 30, 2001

                                                    SEMIANNUAL REPORT

                                                    SCHWAB MUNICIPAL MONEY FUND

                                                    SCHWAB CALIFORNIA

                                                    MUNICIPAL MONEY FUND

                                                    SCHWAB NEW YORK
                                                    MUNICIPAL MONEY FUND

                                                    SCHWAB NEW JERSEY
                                                    MUNICIPAL MONEY FUND

                                                    SCHWAB PENNSYLVANIA
                                                    MUNICIPAL MONEY FUND

                                                    SCHWAB FLORIDA
                                                    MUNICIPAL MONEY FUND

                                                          [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF
SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is commonly called "householding" and is intended to eliminate duplicate mailings of shareholder documents.

MAILING OF YOUR SCHWABFUNDS(R) SHAREHOLDER DOCUMENTS MAY BE HOUSEHOLDED INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

ADDITIONAL COPIES OF SHAREHOLDER DOCUMENTS

All SchwabFunds prospectuses and shareholder reports are available free of charge and may be requested at any time by calling Schwab as indicated below. SchwabFunds prospectuses and shareholder reports are also available on our Web site at www.schwab.com/schwabfunds.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
Schwab at 800-515-2157, or your investment manager.

ALL OTHER CLIENTS
Schwab at 800-435-4000.

Your instructions that householding not apply to your accounts holding SchwabFunds will be effective within 30 days of receipt by Schwab.

                                    SCHWAB
                                    MUNICIPAL MONEY FUNDS

[PHOTO OF CHARLES SCHWAB]

Dear Shareholder,

We're pleased to bring you the first report for these funds that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders.

The most significant change is the new section on how to read and understand the report's financial data. We've even found ways to make the financial statements and notes more accessible. We will continue to actively look for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.



Sincerely,

/s/ Charles Schwab

Charles Schwab

SEMIANNUAL REPORT
January 1, 2001- June 30, 2001


  2      Market Overview

  6      Schwab Municipal Money Fund

 54      Schwab California Municipal Money Fund

 78      Schwab New York Municipal Money Fund

 91      Schwab New Jersey Municipal Money Fund

101      Schwab Pennsylvania Municipal Money Fund

110      Schwab Florida Municipal Money Fund

124      Financial Notes

         -----------------------------------------

126      HOW TO READ THIS REPORT

         An illustrated guide to the financials, along with a glossary.

-------------------
SchwabFunds(R)
offers two basic
types of money fund
investments,
each designed
with a particular
use in mind.
-------------------

SWEEP INVESTMENTS(TM) For your day-to-day cash needs A Sweep Investment can serve as the primary sweep money fund for your Schwab account.

VALUE ADVANTAGE INVESTMENTS(R) For your larger, longer-term cash balances

Higher balance requirements and policies designed to discourage frequent transactions make Value Advantage Investments appropriate for money you don't need to access frequently. While their features can help minimize fund expenses -- which in turn can mean higher returns for investors -- Value Advantage Investments cannot be used as sweep funds.

                                                  SWEEP          VALUE ADVANTAGE
                                                INVESTMENTS        INVESTMENTS
Taxable money funds
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND                             -
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND                         -
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND                      -
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)                                   -
--------------------------------------------------------------------------------

Municipal Money Funds
--------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND                          -                 -
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND               -                 -
--------------------------------------------------------------------------------
SCHWAB FLORIDA MUNICIPAL MONEY FUND                  -
--------------------------------------------------------------------------------
SCHWAB NEW JERSEY MUNICIPAL MONEY FUND               -
--------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND                 -                 -
--------------------------------------------------------------------------------
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND             -
--------------------------------------------------------------------------------

For more complete information on SchwabFunds(R), including fees and expenses, call 800-435-4000 to obtain a prospectus or go to www.schwab.com/schwabfunds. Please read the prospectus carefully before investing. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money.

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 3) logged its slowest growth rate in over eight years.

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

                    [GRAPHIC OF MAN WORKING]

--------------------------------------------------------------------------------
Asset Class Performance Comparison  % returns during the reporting period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the reporting period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).

                [ASSETS CLASS PERFORMANCE COMPARISON LINE GRAPH]


THREE-MONTH U.S. TREASURY BILLS         S&P 500(R) INDEX: measures
(T-BILLS): measures short-term          U.S. large-cap stocks
U.S. Treasury obligations
                                        RUSSELL 2000(R) INDEX: measures
                                        U.S. small-cap stocks
LEHMAN BROTHERS U.S. AGGREGATE
BOND INDEX: measures the U.S.
bond market                             MSCI-EAFE(R) INDEX: measures
                                        (in U.S. dollars) large-cap stocks in
                                        Europe, Australasia and the Far East

                  Lehman Aggregate    MSCI EAFE     Russell       S&P 500      3-MO
                     Bond Index         Index      2000 Index      Index      T-Bills
12/29/00                   0               0             0             0          0
1/5/01                  1.37             0.2         -4.21         -1.66       0.25
1/12/01                 0.36            -1.4          0.49         -0.13       0.29
1/19/01                 0.96           -0.57          0.99          1.69       0.39
1/26/01                 0.88           -1.07          3.19          2.63       0.52
2/2/01                  1.62           -0.82           3.7          2.29       0.62
2/9/01                  1.73           -3.77          2.91         -0.34       0.69
2/16/01                 1.46           -5.07           5.4         -1.35       0.77
2/23/01                 1.62           -8.22         -1.09         -5.57       0.88
3/2/01                  2.32           -7.98         -1.19         -6.33       0.99
3/9/01                   2.6           -7.18         -1.83         -6.39       1.11
3/16/01                 3.32          -14.53          -8.4        -12.68       1.22
3/23/01                 3.34          -15.35         -8.07        -13.49       1.31
3/30/01                 3.03          -13.67          -6.5        -11.85       1.39
4/6/01                  3.41          -12.43         -9.77        -14.27       1.54
4/13/01                 2.52          -10.82         -5.52        -10.09       1.59
4/20/01                 2.51           -8.72         -3.08         -5.57       1.72
4/27/01                 2.51           -8.14          0.54          -4.8       1.77
5/4/01                  3.44           -7.15          2.43          -3.7       1.88
5/11/01                 2.29           -8.42          1.32         -5.29       1.95
5/18/01                 2.92           -8.15          5.28         -1.76       2.05
5/25/01                 2.64           -9.07          5.79         -2.83       2.05
6/1/01                  3.42          -11.45          4.38         -3.99       2.18
6/8/01                  3.56          -11.18          6.47         -3.66       2.24
6/15/01                 4.14          -13.96          3.08         -7.52       2.35
6/22/01                 4.72          -14.63          1.75         -6.69       2.44
6/29/01                 3.62          -14.87          6.96          -6.7       2.47

 2
===

UNEMPLOYMENT HITS HIGHEST
LEVEL SINCE 1998; INFLATION REMAINS LOW.


For much of 2000, the main concern about unemployment was that it had fallen so low -- under 4% -- that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

                                             -----------------------------------
                                             Job losses have affected almost
                                             every industry, which means that it
                                             may be difficult for the economy to
                                             rebound quickly.
                                             -----------------------------------

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.


REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter of 2001, its lowest level since 1993.


                          [REAL GDP GROWTH BAR CHART]

                         Q3 1991                   1.3
                         Q4 1991                   2.5
                         Q1 1992                   3.8
                         Q2 1992                   3.8
                         Q3 1992                   3.1
                         Q4 1992                   5.4
                         Q1 1993                   0.1
                         Q2 1993                   2.5
                         Q3 1993                   1.8
                         Q4 1993                   6.2
                         Q1 1994                   3.4
                         Q2 1994                   5.7
                         Q3 1994                   2.2
                         Q4 1994                     5
                         Q1 1995                   1.5
                         Q2 1995                   0.8
                         Q3 1995                   3.1
                         Q4 1995                   3.2
                         Q1 1996                   2.9
                         Q2 1996                   6.8
                         Q3 1996                     2
                         Q4 1996                   4.6
                         Q1 1997                   4.4
                         Q2 1997                   5.9
                         Q3 1997                   4.2
                         Q4 1997                   2.8
                         Q1 1998                   6.1
                         Q2 1998                   2.2
                         Q3 1998                   4.1
                         Q4 1998                   6.7
                         Q1 1999                   3.1
                         Q2 1999                   1.7
                         Q3 1999                   4.7
                         Q4 1999                   8.3
                         Q1 2000                   2.3
                         Q2 2000                   5.7
                         Q3 2000                   1.3
                         Q4 2000                   1.9
                         Q1 2001                   1.3
                         Q2 2001                   0.7


Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.
                                                                           3
                                                                          ===

MARKET OVERVIEW Continued


STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

                         [PHOTO OF SHARES CERTIFICATE]

The dramatic decline of equity markets during the reporting period left stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to

------------------------------------
The Fed's interest rate cuts, while
potentially healthy for the economy
overall, drove down yields for money
market funds.
------------------------------------


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment hit a three-decade low of 3.9% in April 2000. At the close of the reporting period, unemployment reached 4.5%, its highest level since 1998.

                      [U.S. UNEMPLOYMENT RATE LINE CHART]

                         Jun-91                   6.9
                         Jul-91                   6.8
                         Aug-91                   6.9
                         Sep-91                   6.9
                         Oct-91                     7
                         Nov-91                     7
                         Dec-91                   7.3
                         Jan-92                   7.3
                         Feb-92                   7.4
                         Mar-92                   7.4
                         Apr-92                   7.4
                         May-92                   7.6
                         Jun-92                   7.8
                         Jul-92                   7.7
                         Aug-92                   7.6
                         Sep-92                   7.6
                         Oct-92                   7.3
                         Nov-92                   7.4
                         Dec-92                   7.4
                         Jan-93                   7.3
                         Feb-93                   7.1
                         Mar-93                     7
                         Apr-93                   7.1
                         May-93                   7.1
                         Jun-93                     7
                         Jul-93                   6.9
                         Aug-93                   6.8
                         Sep-93                   6.7
                         Oct-93                   6.8
                         Nov-93                   6.6
                         Dec-93                   6.5
                         Jan-94                   6.8
                         Feb-94                   6.6
                         Mar-94                   6.5
                         Apr-94                   6.4
                         May-94                   6.1
                         Jun-94                   6.1
                         Jul-94                   6.3
                         Aug-94                     6
                         Sep-94                   5.8
                         Oct-94                   5.8
                         Nov-94                   5.6
                         Dec-94                   5.5
                         Jan-95                   5.6
                         Feb-95                   5.4
                         Mar-95                   5.3
                         Apr-95                   5.8
                         May-95                   5.8
                         Jun-95                   5.6
                         Jul-95                   5.6
                         Aug-95                   5.7
                         Sep-95                   5.6
                         Oct-95                   5.5
                         Nov-95                   5.7
                         Dec-95                   5.6
                         Jan-96                   5.6
                         Feb-96                   5.5
                         Mar-96                   5.6
                         Apr-96                   5.5
                         May-96                   5.6
                         Jun-96                   5.3
                         Jul-96                   5.5
                         Aug-96                   5.1
                         Sep-96                   5.2
                         Oct-96                   5.2
                         Nov-96                   5.3
                         Dec-96                   5.4
                         Jan-97                   5.3
                         Feb-97                   5.3
                         Mar-97                   5.1
                         Apr-97                     5
                         May-97                   4.7
                         Jun-97                     5
                         Jul-97                   4.7
                         Aug-97                   4.9
                         Sep-97                   4.7
                         Oct-97                   4.7
                         Nov-97                   4.6
                         Dec-97                   4.7
                         Jan-98                   4.5
                         Feb-98                   4.6
                         Mar-98                   4.6
                         Apr-98                   4.3
                         May-98                   4.3
                         Jun-98                   4.5
                         Jul-98                   4.5
                         Aug-98                   4.5
                         Sep-98                   4.5
                         Oct-98                   4.5
                         Nov-98                   4.4
                         Dec-98                   4.3
                         Jan-99                   4.3
                         Feb-99                   4.4
                         Mar-99                   4.2
                         Apr-99                   4.3
                         May-99                   4.2
                         Jun-99                   4.3
                         Jul-99                   4.3
                         Aug-99                   4.2
                         Sep-99                   4.2
                         Oct-99                   4.1
                         Nov-99                   4.1
                         Dec-99                   4.1
                         Jan-00                     4
                         Feb-00                   4.1
                         Mar-00                   4.1
                         Apr-00                   3.9
                         May-00                   4.1
                         Jun-00                     4
                         Jul-00                     4
                         Aug-00                   4.1
                         Sep-00                   3.9
                         Oct-00                   3.9
                         Nov-00                     4
                         Dec-00                     4
                         1-Jan                    4.2
                         1-Feb                    4.2
                         1-Mar                    4.3
                         1-Apr                    4.5
                         1-May                    4.4
                         1-Jun                    4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.2% for the 12 months ended June 30, 2001 (2.7% if food and energy are excluded). ECI rose 3.9% for the 12 months ended June 30, 2001.


                       [MEASURES OF INFLATION LINE GRAPH]


                    DATE                    CPI           ECI
                   Jun-91                   4.7           4.6
                   Jul-91                   4.4           4.6
                   Aug-91                   3.8           4.6
                   Sep-91                   3.4           4.3
                   Oct-91                   2.9           4.3
                   Nov-91                     3           4.3
                   Dec-91                   3.1           4.3
                   Jan-92                   2.6           4.3
                   Feb-92                   2.8           4.3
                   Mar-92                   3.2             4
                   Apr-92                   3.2             4
                   May-92                     3             4
                   Jun-92                   3.1           3.6
                   Jul-92                   3.2           3.6
                   Aug-92                   3.1           3.6
                   Sep-92                     3           3.5
                   Oct-92                   3.2           3.5
                   Nov-92                     3           3.5
                   Dec-92                   2.9           3.5
                   Jan-93                   3.3           3.5
                   Feb-93                   3.2           3.5
                   Mar-93                   3.1           3.5
                   Apr-93                   3.2           3.5
                   May-93                   3.2           3.5
                   Jun-93                     3           3.6
                   Jul-93                   2.8           3.6
                   Aug-93                   2.8           3.6
                   Sep-93                   2.7           3.6
                   Oct-93                   2.8           3.6
                   Nov-93                   2.7           3.6
                   Dec-93                   2.7           3.5
                   Jan-94                   2.5           3.5
                   Feb-94                   2.5           3.5
                   Mar-94                   2.5           3.2
                   Apr-94                   2.4           3.2
                   May-94                   2.3           3.2
                   Jun-94                   2.5           3.2
                   Jul-94                   2.8           3.2
                   Aug-94                   2.9           3.2
                   Sep-94                     3           3.2
                   Oct-94                   2.6           3.2
                   Nov-94                   2.7           3.2
                   Dec-94                   2.7             3
                   Jan-95                   2.8             3
                   Feb-95                   2.9             3
                   Mar-95                   2.9           2.9
                   Apr-95                   3.1           2.9
                   May-95                   3.2           2.9
                   Jun-95                     3           2.9
                   Jul-95                   2.8           2.9
                   Aug-95                   2.6           2.9
                   Sep-95                   2.5           2.7
                   Oct-95                   2.8           2.7
                   Nov-95                   2.6           2.7
                   Dec-95                   2.5           2.7
                   Jan-96                   2.7           2.7
                   Feb-96                   2.7           2.7
                   Mar-96                   2.8           2.8
                   Apr-96                   2.9           2.8
                   May-96                   2.9           2.8
                   Jun-96                   2.8           2.9
                   Jul-96                     3           2.9
                   Aug-96                   2.9           2.9
                   Sep-96                     3           2.8
                   Oct-96                     3           2.8
                   Nov-96                   3.3           2.8
                   Dec-96                   3.3           2.9
                   Jan-97                     3           2.9
                   Feb-97                     3           2.9
                   Mar-97                   2.8           2.9
                   Apr-97                   2.5           2.9
                   May-97                   2.2           2.9
                   Jun-97                   2.3           2.8
                   Jul-97                   2.2           2.8
                   Aug-97                   2.2           2.8
                   Sep-97                   2.2             3
                   Oct-97                   2.1             3
                   Nov-97                   1.8             3
                   Dec-97                   1.7           3.3
                   Jan-98                   1.6           3.3
                   Feb-98                   1.4           3.3
                   Mar-98                   1.4           3.3
                   Apr-98                   1.5           3.3
                   May-98                   1.7           3.3
                   Jun-98                   1.6           3.5
                   Jul-98                   1.7           3.5
                   Aug-98                   1.7           3.5
                   Sep-98                   1.4           3.7
                   Oct-98                   1.4           3.7
                   Nov-98                   1.5           3.7
                   Dec-98                   1.6           3.4
                   Jan-99                   1.7           3.4
                   Feb-99                   1.7           3.4
                   Mar-99                   1.8             3
                   Apr-99                   2.3             3
                   May-99                   2.1             3
                   Jun-99                     2           3.2
                   Jul-99                   2.1           3.2
                   Aug-99                   2.3           3.2
                   Sep-99                   2.6           3.1
                   Oct-99                   2.6           3.1
                   Nov-99                   2.6           3.1
                   Dec-99                   2.7           3.4
                   Jan-00                   2.7           3.4
                   Feb-00                   3.2           3.4
                   Mar-00                   3.8           4.3
                   Apr-00                   3.1           4.3
                   May-00                   3.2           4.3
                   Jun-00                   3.7           4.4
                   Jul-00                   3.7           4.4
                   Aug-00                   3.4           4.4
                   Sep-00                   3.5           4.3
                   Oct-00                   3.4           4.3
                   Nov-00                   3.4           4.3
                   Dec-00                   3.4           4.1
                   1-Jan                    3.7           4.1
                   1-Feb                    3.5           4.1
                   1-Mar                    2.9           4.1
                   1-Apr                    3.3           4.1
                   1-May                    3.6           4.1
                   1-Jun                    3.2           3.9


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

 4   Data source: Bloomberg L.P.
===
use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.

ON THE HORIZON: SLOWER GROWTH.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.

--------------------------------------------------------------------------------
The threat of recession also added momentum for President Bush's tax-cut proposal, which passed Congress before the close of the report period.
--------------------------------------------------------------------------------

Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn while setting the stage for continued growth (even slow growth) during the second half of the year.


YIELDS OF U.S. TREASURY SECURITIES

Effective yields of ten-year and five-year Treasuries


With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.



                 [YIELD OF U.S. TREASURY SECURITIES LINE CHART]

                   DATE                    5 YR         10 YR
                   Jun-91                  7.88          8.23
                   Jul-91                  7.74          8.15
                   Aug-91                  7.34          7.82
                   Sep-91                  6.91          7.45
                   Oct-91                  6.74          7.46
                   Nov-91                  6.48          7.38
                   Dec-91                  5.93           6.7
                   Jan-92                  6.43          7.27
                   Feb-92                  6.56          7.25
                   Mar-92                  6.92          7.53
                   Apr-92                  6.88          7.58
                   May-92                   6.6          7.32
                   Jun-92                  6.27          7.12
                   Jul-92                  5.82          6.71
                   Aug-92                  5.58           6.6
                   Sep-92                  5.32          6.35
                   Oct-92                  5.89          6.79
                   Nov-92                  6.22          6.94
                   Dec-92                  5.99          6.69
                   Jan-93                  5.55          6.36
                   Feb-93                  5.21          6.02
                   Mar-93                  5.24          6.02
                   Apr-93                  5.11          6.01
                   May-93                  5.37          6.15
                   Jun-93                  5.05          5.78
                   Jul-93                  5.15          5.81
                   Aug-93                  4.79          5.45
                   Sep-93                  4.77          5.38
                   Oct-93                  4.85          5.43
                   Nov-93                  5.16          5.82
                   Dec-93                  5.21          5.79
                   Jan-94                  5.02          5.64
                   Feb-94                  5.57          6.13
                   Mar-94                  6.23          6.74
                   Apr-94                  6.64          7.04
                   May-94                  6.76          7.15
                   Jun-94                  6.95          7.32
                   Jul-94                  6.73          7.11
                   Aug-94                   6.8          7.17
                   Sep-94                  7.28           7.6
                   Oct-94                  7.49          7.81
                   Nov-94                  7.79          7.91
                   Dec-94                  7.83          7.82
                   Jan-95                  7.51          7.58
                   Feb-95                  7.04           7.2
                   Mar-95                  7.07           7.2
                   Apr-95                  6.88          7.06
                   May-95                  6.05          6.28
                   Jun-95                  5.97           6.2
                   Jul-95                  6.16          6.43
                   Aug-95                  6.07          6.28
                   Sep-95                  6.02          6.18
                   Oct-95                  5.81          6.02
                   Nov-95                  5.52          5.74
                   Dec-95                  5.38          5.57
                   Jan-96                  5.24          5.58
                   Feb-96                  5.73           6.1
                   Mar-96                  6.09          6.33
                   Apr-96                  6.41          6.67
                   May-96                  6.63          6.85
                   Jun-96                  6.46          6.71
                   Jul-96                  6.57          6.79
                   Aug-96                  6.73          6.94
                   Sep-96                  6.46           6.7
                   Oct-96                  6.07          6.34
                   Nov-96                  5.83          6.04
                   Dec-96                  6.21          6.42
                   Jan-97                  6.25          6.49
                   Feb-97                  6.39          6.55
                   Mar-97                  6.75           6.9
                   Apr-97                  6.57          6.72
                   May-97                   6.5          6.66
                   Jun-97                  6.38           6.5
                   Jul-97                   5.9          6.01
                   Aug-97                  6.22          6.34
                   Sep-97                  5.99           6.1
                   Oct-97                  5.71          5.83
                   Nov-97                  5.84          5.87
                   Dec-97                  5.71          5.74
                   Jan-98                  5.38          5.51
                   Feb-98                  5.59          5.62
                   Mar-98                  5.62          5.65
                   Apr-98                  5.64          5.67
                   May-98                  5.55          5.55
                   Jun-98                  5.47          5.45
                   Jul-98                   5.5          5.49
                   Aug-98                   4.8          4.98
                   Sep-98                  4.22          4.42
                   Oct-98                  4.23          4.61
                   Nov-98                  4.48          4.71
                   Dec-98                  4.54          4.65
                   Jan-99                  4.55          4.65
                   Feb-99                  5.22          5.29
                   Mar-99                   5.1          5.24
                   Apr-99                  5.21          5.35
                   May-99                  5.58          5.62
                   Jun-99                  5.65          5.78
                   Jul-99                  5.79           5.9
                   Aug-99                  5.87          5.97
                   Sep-99                  5.75          5.88
                   Oct-99                  5.96          6.02
                   Nov-99                  6.11          6.19
                   Dec-99                  6.34          6.44
                   Jan-00                  6.68          6.67
                   Feb-00                   6.6          6.41
                   Mar-00                  6.31             6
                   Apr-00                  6.54          6.21
                   May-00                  6.52          6.27
                   Jun-00                  6.19          6.03
                   Jul-00                  6.15          6.03
                   Aug-00                  5.97          5.73
                   Sep-00                  5.85           5.8
                   Oct-00                  5.81          5.75
                   Nov-00                  5.43          5.47
                   Dec-00                  4.98          5.11
                   1-Jan                   4.77          5.11
                   1-Feb                   4.66           4.9
                   1-Mar                   4.56          4.92
                   1-Apr                   4.89          5.34
                   1-May                   4.91          5.38
                   1-Jun                   4.95          5.41


Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


SHORT-TERM RATES

Effective yields of 90-day municipal commercial paper during the reporting period

After dropping sharply in January, only to rebound within the same month, rates gradually migrated downward during the remainder of the period.

                         [SHORT-TERM RATES LINE CHART]

                          WEEKLY                 90-DAY
                          12/31/00                4.15
                          1/5/01                   3.5
                          1/12/01                 2.15
                          1/19/01                 2.25
                          1/26/01                 3.75
                          2/2/01                   3.5
                          2/9/01                  3.25
                          2/16/01                  3.4
                          2/23/01                  3.3
                          3/2/01                   3.3
                          3/9/01                   3.3
                          3/16/01                  3.1
                          3/23/01                 3.25
                          3/30/01                 3.25
                          4/6/01                  3.25
                          4/13/01                  3.5
                          4/20/01                  3.5
                          4/27/01                  3.5
                          5/4/01                  3.05
                          5/11/01                 2.85
                          5/18/01                  2.8
                          5/25/01                  2.7
                          6/1/01                  2.65
                          6/8/01                   2.6
                          6/15/01                  2.6
                          6/22/01                  2.7
                          6/29/01                 2.65


Typically, the yields offered by municipal commercial paper broadly reflect market interest rates. Periodic shifts in supply and demand can skew this relationship, however. For example, short-term municipal rates tend to fall sharply in January and rise again in late April, as investors buy or sell muni investments in response to the yearly tax calendar.

Data source: Bloomberg L.P.


                                                                              5
                                                                             ===

SCHWAB

MUNICIPAL MONEY FUND

                           [PHOTO OF WALTER BEVERIDGE]

--------------------------------------------------------------------------------
"Although the Fed's rate cuts obviously were a major factor in the investment environment, supply and demand were still important factors for the fund and played a big role in determining which types of securities we favored." Portfolio Manager Walter Beveridge
--------------------------------------------------------------------------------

WALTER BEVERIDGE, a portfolio manager, is responsible for day-to-day management of the fund. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.


TICKER SYMBOLS

Sweep Shares            SWXXX

Value Advantage
Shares                  SWTXX

--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR INDIVIDUALS IN HIGHER TAX BRACKETS WHO ARE SEEKING TAX-EXEMPT INCOME.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this in the yield of the Bond Buyer Weekly One Year Note Index which reached 3.69% in early January 2001 but ended the reporting period at 2.58%.

AT THE BEGINNING OF THE REPORTING PERIOD, THE FUND EMPHASIZED FIXED-RATE SECURITIES TO TAKE ADVANTAGE OF THE FALLING INTEREST RATE ENVIRONMENT. As investors sought liquidity for tax payments, demand for securities in the municipal market declined early in the second quarter. Therefore, the fund shortened its maturity to capitalize on the seasonal rise in short-term muni yields. The fund also continued to add investments such as tender option bonds and AMT issues, which provided relatively better value.

LOOKING FORWARD, WE EXPECT TO SEE SHORT-TERM MUNICIPAL YIELDS REMAIN WITHIN A RELATIVELY NARROW RANGE. The seasonal cash outflows that typically occur in the second half of the third quarter for corporate tax payments may help stabilize yields, and, perhaps, offset the impact of any further interest rate reductions by the Fed.


 6
===

PERFORMANCE AND FUND FACTS

--------------------------------------------------------------------------------
SEVEN-DAY YIELDS' AS OF 6/30/01
--------------------------------------------------------------------------------

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

                                                            VALUE
                                         SWEEP             ADVANTAGE
                                         SHARES             SHARES
================================================================================
Seven-Day Yield                           2.38%             2.59%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                 2.41%             2.62%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3                         3.96%             4.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY DURING THE PERIOD
--------------------------------------------------------------------------------

                     [WEIGHTED AVERAGE MATURITY LINE CHART]

                        MONTHLY                 MATURITY
                        12/31/00                   42
                        1/31/01                    39
                        2/28/01                    40
                        3/31/01                    36
                        4/30/01                    35
                        5/31/01                    34
                        6/30/01                    37

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2 AS OF 6/30/01
--------------------------------------------------------------------------------

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE
--------------------------------------------------------------------------------

                              [BY STATE PIE CHART]

 1.     16.60%   Texas
 2.      7.70%   Florida
 3.      7.20%   Illinois
 4.      6.60%   Pennsylvania
 5.      6.10%   Georgia
 6.      5.50%   Washington
 7.      4.20%   Michigan
 8.      4.10%   California
 9.      3.20%   Utah
10.      2.90%   Colorado
11.     35.90%   Other


BY CREDIT QUALITY
--------------------------------------------------------------------------------

                         [BY CREDIT QUALITY PIE CHART]


1.      100.00%  Tier 1










1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum federal regular income tax rate of 39.10%.
                                                                             7
                                                                            ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS


FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------
                                              1/1/01-   1/1/00-    1/1/99-    1/1/98-    1/1/97-    1/1/96-
SWEEP SHARES                                  6/30/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00       1.00       1.00
                                              --------------------------------------------------------------
Income from investment operations:
    Net investment income                      0.01       0.03       0.03       0.03       0.03       0.03
                                              --------------------------------------------------------------
Less distributions:
    Dividends from net investment income      (0.01)     (0.03)     (0.03)     (0.03)     (0.03)     (0.03)
                                              --------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00       1.00       1.00
                                              --------------------------------------------------------------
Total return (%)                               1.41 2     3.53       2.70       2.92       3.11       2.92

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                            0.66 1     0.66 3     0.66       0.66       0.66 3     0.66
Expense reductions reflected in above ratio    0.17 1     0.17       0.19       0.22       0.24       0.24
Ratio of net investment income to
 average net assets                            2.84 1     3.47       2.67       2.87       3.06       2.89
Net assets, end of period ($ x 1,000,000)     6,570      6,780      6,090      5,247      4,424      3,869

1  Annualized.
2  Not annualized.
3 Would have been 0.67% if certain non-routine expenses (proxy fees) had been included.


 8     SEE THE FINANCIAL NOTES, WHICH
===    ARE INTEGRAL TO THIS INFORMATION.

------------------------------------------------------------------------------------------------------------
                                              1/1/01-   1/1/00-    1/1/99-    1/1/98-    1/1/97-    1/1/96-
VALUE ADVANTAGE SHARES                        6/30/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         1.00       1.00       1.00       1.00       1.00       1.00
                                              --------------------------------------------------------------
Income from investment operations:
    Net investment income                      0.02       0.04       0.03       0.03       0.03       0.03
                                              --------------------------------------------------------------
Less distributions:
    Dividends from net investment income      (0.02)     (0.04)     (0.03)     (0.03)     (0.03)     (0.03)
                                              --------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00       1.00       1.00
                                              --------------------------------------------------------------
Total return (%)                               1.52 2     3.75       2.91       3.14       3.32       3.14

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
 average net assets                            0.45 1     0.45 3     0.45       0.45       0.45 3     0.45
Expense reductions reflected in above ratio    0.17 1     0.18       0.20       0.24       0.27       0.30
Ratio of net investment income to
 average net assets                            3.03 1     3.70       2.89       3.08       3.29       3.10
Net assets, end of period ($ x 1,000,000)     3,722      2,919      2,270      1,620      1,085        608

1  Annualized.
2  Not annualized.
3 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


                                        SEE THE FINANCIAL NOTES, WHICH        9
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+  Credit-enhanced security
o  Illiquid restricted security
@  Variable-rate security
=  Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE GRAPH]

100.0%  MUNICIPAL SECURITIES
        Market Value: $10,337,256
        Cost: $10,337,256
===============================================================================
100.0%  TOTAL INVESTMENTS
        Market Value: $10,337,256
        Cost: $10,337,256


                                                     FACE VALUE      MKT. VALUE
       ISSUER, RATE, MATURITY DATE                   ($ x 1,000)     ($ x 1,000)
       MUNICIPAL SECURITIES 100.0% of Investments

       ALABAMA  0.7%

@+     ABN AMRO MUNITOPS
       CERTIFICATES TRUST Special Tax
       Warrant TOB Series 2001-16
       2.79%, 07/07/01                                    4,930           4,930

@+     ALABAMA STATE IDA RB (Cash
       Value Project) 2.81%, 07/07/01                     2,850           2,850

@+     ALABAMA STATE IDA RB
       (Scientific Project) 3.05%,
       07/07/01                                           2,700           2,700

@+     BIRMINGHAM, ALABAMA GO
       Series 1992A 2.70%, 07/07/01                       5,600           5,600

@+     BIRMINGHAM, ALABAMA
       Unlimited GO Refunding Bond
       Series 1995 2.70%, 07/07/01                        3,800           3,800

@+     CITRONELLE, ALABAMA IDB
       Pollution Control Revenue
       Refunding Bond (AKZO
       Chemicals, Inc. Project) 2.85%,
       07/07/01                                           1,100            1,100

@+     DAPHNE,  ALABAMA UTILITIES
       BOARD OF WATER, GAS & SEWER
       Revenue Refunding Bond
       2.75%, 07/07/01                                    9,335            9,335

@+     DECATUR, ALABAMA IDB Solid
       Waste Disposal RB (Trico Steel
       Project) Series 1997 3.50%,
       07/07/01                                           5,700            5,700

@+     DOTHAN, ALABAMA IDB RB
       (Baxley Blowpipe Project)
       2.88%, 07/07/01                                      600              600

@+     FORT PAYNE, ALABAMA IDA Base
       Tax Exempt Adjustable Mode
       IDRB (Charleston Hosiery
       Project) Series 1997 2.85%,
       07/07/01                                           1,600            1,600

@+     HEADLAND, ALABAMA IDB RB
       (Golden Peanut Project) 2.90%,
       07/07/01                                           3,865            3,865

@+     INDIAN SPRINGS VILLAGE, ALABAMA
       ADDITIONAL BUILDING AUTHORITY
       RB (J. Bruno Academy Project)
       2.90%, 07/07/01                                    1,485            1,485


 10    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                            FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE          ($ x 1,000)        ($ x 1,000)
@+     MOBILE COUNTY, ALABAMA IDB
       Pollution Control Revenue
       Refunding Bond (Ultraform Co.
       Project) Series 1995A 2.75%,
       07/07/01                                   7,480               7,480

@+     MOBILE COUNTY, ALABAMA IDB
       RB (Ultraform Co. Project)
       Series 1995B 2.75%, 07/07/01               1,000               1,000

@+     SCOTTSBORO, ALABAMA GO
       2.70%, 07/07/01                            4,465               4,465

@+     STEVENSON, ALABAMA IDB
       Environmental Improvement RB
       (Mead Corp. Project) 3.30%,
       07/01/01                                   2,800               2,800

@+     STEVENSON, ALABAMA IDB
       Environmental Improvement RB
       (Mead Corp. Project)
       Series 1998B 3.30%, 07/01/01               7,000               7,000

@+     TUSCALOOSA, ALABAMA IDB IDRB
       (Field Container Corp.) 2.80%,
       07/07/01                                   1,950               1,950

@+     TUSCALOOSA, ALABAMA IDRB
       (Knight Special Project) 3.00%,
       07/07/01                                   1,090               1,090
                                                                  ---------
                                                                     69,350

       ALASKA  0.5%

@+     ALASKA STATE HOUSING FINANCE
       CORP. Housing Development RB
       Series 2000A 2.85%, 07/07/01              20,745              20,745

@+     ALASKA STATE HOUSING FINANCE
       CORP. TOB Series 1999D
       2.80%, 07/07/01                           21,805              21,805
       ANCHORAGE, ALASKA TAN 3.15%,
       12/15/01                                  12,300              12,333
                                                                  ---------
                                                                     54,883
       ARIZONA  1.5%

@+     ARIZONA EDUCATIONAL LOAN
       MARKETING CORP. Educational
       Loan RB Series 1990A 2.75%,
       07/07/01                                  12,805              12,805

@+     ARIZONA EDUCATIONAL LOAN
       MARKETING CORP. Educational
       Loan RB Series 1991A 2.80%,
       07/07/01                                  13,000              13,000

@+     ARIZONA HEALTH FACILITIES
       AUTHORITY Hospital System RB
       (Arizona Volunteer Hospital
       Federation) Series 1985A
       2.65%, 07/07/01                           11,090              11,090

@+     ARIZONA HEALTH FACILITIES
       AUTHORITY Hospital System RB
       (Arizona Volunteer Hospital
       Federation) Series 1985B
       2.65%, 07/07/01                            8,945               8,945

@+     ARIZONA HEALTH FACILITIES
       AUTHORITY Hospital System RB
       (Northern Arizona Health Care)
       Series 1996B 2.65%, 07/07/01              24,650              24,650

 +     ARIZONA STATE TRANSPORTATION
       BOARD Excise Tax TRAN
       (Maricopa County Regional
       Area Road) 3.65%, 07/01/01                 5,000               5,000

@+     CHANDLER, ARIZONA IDA IDRB
       (South Bay Circuits Project)
       Series 1999A 3.00%, 07/07/01               2,000               2,000

@+     COCONINO COUNTY, ARIZONA
       POLLUTION CONTROL CORP. RB
       (Arizona Public Services Co.
       Project) 2.65%, 07/07/01                  15,000              15,000

@+     MARICOPA COUNTY, ARIZONA IDA
       M/F Housing RB (Gran Victoria
       Housing, LLC Project) Series
       2000A 2.70%, 07/07/01                     12,820              12,820

@+     PHOENIX, ARIZONA CIVIC
       IMPROVEMENT Excise Tax RB
       (Airport Improvements) 2.75%,
       07/07/01                                   1,000               1,000

 +     PHOENIX, ARIZONA CIVIC
       IMPROVEMENT CORP. Municipal
       Facilities Excise Tax RB 4.35%,
       07/01/01                                   3,000               3,000

@+     PHOENIX, ARIZONA IDA RB (VAW
       America, Inc. Project) 2.80%,
       07/07/01                                   3,000               3,000

       SALT RIVER PROJECT, ARIZONA
       AGRICULTURAL IMPROVEMENT
       POWER DISTRICT COMMISSION
       TECP Series B 2.90%, 07/09/01              5,000               5,000

                                        SEE THE FINANCIAL NOTES, WHICH       11
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                               FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE             ($ x 1,000)        ($ x 1,000)
 +     TUCSON, ARIZONA Water RB
       Series 1991D 4.25%, 07/01/01                 15,250              15,555

@+     YAVAPAI COUNTY, ARIZONA IDRB
       (Yavapai Regional Medical
       Center) 2.65%, 07/07/01                      15,050              15,050

@+     YUMA COUNTY, ARIZONA IDA M/F
       Housing RB (El Encanto
       Apartments) Series 1988A
       3.00%, 07/07/01                               2,915               2,915

@+     YUMA COUNTY, ARIZONA IDA RB
       (Meadowcraft, Inc. Project)
       Series 1997 2.80%, 07/07/01                   1,000               1,000
                                                                     ---------
                                                                       151,830

       ARKANSAS 0.1%

@+     ARKANSAS DEVELOPMENT FINANCE
       AUTHORITY IDRB (C&C Holding
       Co. Project) Series 1998 2.80%,
       07/07/01                                      1,375               1,375

@+     INDEPENDENCE COUNTY,
       ARKANSAS IDRB (Ideal Baking
       Project) 2.80%, 07/07/01                      4,300               4,300

@+     INDEPENDENCE COUNTY,
       ARKANSAS IDRB (Townsends of
       Arkansas, Inc. Project) 2.80%,
       07/07/01                                      9,000               9,000
                                                                     ---------
                                                                        14,675

       CALIFORNIA 4.1%

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1992A-2-6 3.15%,
       04/01/02                                      9,675               9,675

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1992A-3 3.15%,
       04/01/02                                     44,900              44,900

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1992A-4 3.20%,
       04/01/02                                      8,725               8,725

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1992D-1 3.15%,
       04/01/02                                     13,600              13,600

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1992D-2 3.15%,
       04/01/02                                     11,500              11,500

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1992D-4 3.20%,
       04/01/02                                      5,150               5,150

 +     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       Revenue Refunding Bond
       Series 1987C-1 4.45%, 07/01/01               50,000              50,000

@+     CALIFORNIA HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       Revenue Refunding Bond
       Series 1992E-1 2.75%, 07/07/01               30,600              30,600

 +     CALIFORNIA STATE GO TECP
           2.70%, 09/06/01                          19,500              19,500
           2.75%, 09/06/01                           7,300               7,300

 @     CALIFORNIA STATE Putters TOB
       Series 132 2.60%, 07/07/01                    8,185               8,185

 @     CALIFORNIA STATE TOBP
       (PT-1236) 2.78%, 07/07/01                     6,805               6,805

 @     CALIFORNIA STATE DEPARTMENT OF
       WATER RESOURCES RB TOB
       Series 2001K-2 3.10%, 07/07/01              110,000             110,000

@+     CALIFORNIA STATEWIDE
       COMMUNITY DEVELOPMENT
       AUTHORITY Revenue COP (Davis
       Retirement Care) 3.05%,
       07/01/01                                        500                 500

       LOS ANGELES, CALIFORNIA UNIFIED
       SCHOOL DISTRICT TRAN 2.57%,
       07/23/02                                     50,000              50,737

       LOS ANGELES COUNTY, CALIFORNIA
       TRAN 2.53%, 06/28/02                         40,785              41,265

@+     LOS ANGELES COUNTY, CALIFORNIA
       METROPOLITAN TRANSPORTATION
       AUTHORITY Revenue Refunding
       Bond Series 1993A 2.45%,
       07/07/01                                      9,500               9,500
                                                                     ---------
                                                                       427,942

 12    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                            FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE          ($ x 1,000)        ($ x 1,000)
       COLORADO  2.9%

@+     ADAMS COUNTY, COLORADO IDRB
       (City View Park Project) Series
       1985 2.95%, 07/07/01                       5,700               5,700

@+     ADAMS COUNTY, COLORADO
       ECONOMIC DEVELOPMENT
       AUTHORITY Tax Increment RB
       (Westminster Plaza Urban
       Renewal Project) 3.00%,
       07/07/01                                   6,460               6,460

@+     ARAPAHOE COUNTY, COLORADO
       Industrial Development Revenue
       Refunding Bond (Denver Jet
       Center Project) Series 1997
       3.80%, 07/01/01                            1,000               1,000

@+     ARVADA, COLORADO Water RB
       3.25%, 07/01/01                            4,300               4,300

@+     CENTRAL CITY, COLORADO M/F
       Housing RB (Gold Mountain
       Apartment Project) 2.90%,
       07/07/01                                   8,250               8,250

@+     COLORADO HEALTH FACILITIES
       AUTHORITY RB (National
       Benevolent Association Project)
       2.75%, 07/07/01                            1,100               1,100

@+     COLORADO HFA Economic
       Development RB
       3.00%, 07/07/01                            3,400               3,400

@+     COLORADO HFA Economic
       Development RB (Pemracs
       Limited, LLP Project) Series
       2000A 3.00%, 07/07/01                      3,785               3,785

@+     COLORADO HFA S/F Mortgage
       TOB Series 1999M 2.83%,
       07/07/01                                   8,095               8,095

@+     COLORADO STUDENT OBLIGATION
       BOND AUTHORITY Student Loan
       RB (Colorado University) Series
       1990A 2.75%, 07/07/01                     14,400              14,400

@+     COLORADO STUDENT OBLIGATION
       BOND AUTHORITY Student Loan
       RB Series 1989A 2.75%,
       07/07/01                                  29,600              29,600

@+     COLORADO STUDENT OBLIGATION
       BOND AUTHORITY Student Loan
       RB Series 1999A-2 2.75%,
       07/07/01                                  16,000              16,000

@+     COLORADO STUDENT OBLIGATION
       BOND AUTHORITY Student Loan
       RB Series 1999A-3 2.75%,
       07/07/01                                  15,000              15,000

       DENVER, COLORADO CITY &
       COUNTY AIRPORT RB Series
       1991A 3.25%, 11/15/01                      2,780               2,891

@+     DENVER, COLORADO CITY &
       COUNTY AIRPORT SYSTEM RB
       Series 1992D 2.75%, 07/07/01              48,725              48,725

@+     DENVER, COLORADO CITY &
       COUNTY AIRPORT SYSTEM RB
       Series 1992F 2.75%, 07/07/01              15,775              15,775

@+     DENVER, COLORADO CITY &
       COUNTY AIRPORT SYSTEM RB
       Series 1992G 2.75%, 07/07/01              19,700              19,700

@+     DENVER, COLORADO CITY &
       COUNTY AIRPORT SYSTEM
       Revenue Refunding Bond
       Series 2000B 2.95%, 07/07/01               4,000               4,000

@+     DENVER, COLORADO CITY &
       COUNTY AIRPORT SYSTEM
       Revenue Refunding Bond
       Series 2000C 2.75%, 07/07/01              52,400              52,400

@+     LOWRY, COLORADO ECONOMIC
       REDEVELOPMENT AUTHORITY RB
       2.65%, 07/07/01                           10,000              10,000

@+     LOWRY, COLORADO ECONOMIC
       REDEVELOPMENT AUTHORITY RB
       Series 1998A 2.65%, 07/07/01              10,955              10,955

 +     PALIMINO PARK, COLORADO PUBLIC
       IMPROVEMENTS CORP. Asset Lien
       RB 2.85%, 07/05/01                        12,680              12,680

@+     SMITH CREEK, COLORADO
       METROPOLITAN DISTRICT RB Series
       1997 2.85%, 07/07/01                       2,250               2,250

@+     WHEATRIDGE COUNTY, COLORADO
       IDRB (Leaf, Inc. Project) 3.10%,
       07/07/01                                   7,000               7,000
                                                                  ---------
                                                                    303,466

                                        SEE THE FINANCIAL NOTES, WHICH       13
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
       CONNECTICUT  0.3%

o+     CONNECTICUT HFA Housing
       Mortgage Finance Program TOB
       Series 1998T 4.25%, 07/12/01               12,995              12,995

o+     MACON, CONNECTICUT HFA TOB
       Series 1999D 3.46%, 10/04/01               19,995              19,995
                                                                   ---------
                                                                      32,990

       DELAWARE  0.2%

@+     DELAWARE STATE GO Refunding
       TOB Series 258 2.76%, 07/07/01              3,995               3,995

@+     DELAWARE STATE ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Hospital Billing Collection
       Project) Series 1985C 2.65%,
       07/07/01                                    5,050               5,050

@+     SUSSEX COUNTY, DELAWARE IDRB
       (Perdue Agri-recycle, LLC
       Project) 2.80%, 07/07/01                    5,300               5,300

@+     SUSSEX COUNTY, DELAWARE RB
       (Baywood, LLC Project) Series
       1997A 3.00%, 07/07/01                       2,400               2,400
                                                                   ---------
                                                                      16,745

       DISTRICT OF COLUMBIA  0.7%

@+     DISTRICT OF COLUMBIA RB
       (Arnold & Porter Project) 2.80%,
       07/07/01                                    3,600               3,600

@+     DISTRICT OF COLUMBIA RB
       (George Washington University
       Project) Series 2000B 2.70%,
       07/07/01                                   40,565              40,565

       METROPOLITAN WASHINGTON, D.C.
       AIRPORT AUTHORITY TECP
       Series B
           3.10%, 08/07/01                        20,000              20,000
           2.65%, 08/14/01                        12,000              12,000
                                                                   ---------
                                                                      76,165

       FLORIDA  7.7%

@+     BRADFORD COUNTY, FLORIDA
       HEALTH FACILITIES AUTHORITY RB
       (Shands Teaching Hospital
       Clinic Project) Series 1996
       2.75%, 07/07/01                             3,000               3,000

@+     BREVARD COUNTY, FLORIDA HFA
       M/F Housing Revenue
       Refunding Bond (Shore View
       Apartment Project) 2.80%,
       07/07/01                                      700                 700

@+     BROWARD COUNTY, FLORIDA HFA
       M/F Housing RB (Landings
       Inverrary Apartments Project)
       Series 1985 3.01%, 07/07/01                 5,700               5,700

@+     BROWARD COUNTY, FLORIDA HFA
       M/F Housing RB (Sanctuary
       Apartments Project) Series
       1985 3.01%, 07/07/01                        8,800               8,800

@+     BROWARD COUNTY, FLORIDA HFA
       M/F Housing RB (Reflections
       Airport Project) 2.70%, 07/07/01           12,000              12,000

@+     BROWARD COUNTY, FLORIDA HFA
       M/F Housing Revenue
       Refunding Bond (South Pointe
       Project) 2.70%, 07/07/01                    3,650               3,650

@+     BROWARD COUNTY, FLORIDA HFA
       M/F Housing Revenue
       Refunding Bond (Water's Edge
       Project) 2.70%, 07/07/01                      400                 400

@+     BROWARD COUNTY, FLORIDA PORT
       FACILITIES Revenue Refunding
       Bond (Sub Port Everglades
       Project) 2.75%, 07/07/01                    9,400               9,400

       BROWARD COUNTY, FLORIDA
       SCHOOL DISTRICT TAN 4.26%,
       09/11/01                                  220,225              20,253

@+     CHARLOTTE COUNTY, FLORIDA HFA
       M/F Housing RB (Murdock
       Circle Apartments Project)
       3.06%, 07/07/01                             7,000               7,000

@+     CITRUS PARK COMMUNITY, FLORIDA
       DEVELOPMENT DISTRICT Capital
       Improvement Bond Series 1996
       2.75%, 07/07/01                               590                 590

@+     COLLIER COUNTY, FLORIDA HFA
       M/F Housing RB (River Beach
       Project) Series 1985 2.70%,
       07/07/01                                    4,200               4,200

 14    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
@+     DADE COUNTY, FLORIDA Aviation
       RB Series 1984A 2.75%,
       07/07/01                                    2,000               2,000

@+     DADE COUNTY, FLORIDA IDA
       Exempt Facilities Revenue
       Refunding Bond (Florida Power
       & Light Co.) 3.30%, 07/01/01                2,300               2,300

@+     DADE COUNTY, FLORIDA IDA RB
       (Dolphins Stadium Project)
       Series 1985-C 2.70%, 07/07/01               1,050               1,050

@+     DADE COUNTY, FLORIDA IDA RB
       (June Leasing Corp. Project)
       Series 1995 2.85%, 07/07/01                   650                 650

@+     DADE COUNTY, FLORIDA IDA RB
       (Micheal-Ann Russell Jewish
       Community Center Project)
       Series 1997 2.70%, 07/07/01                 4,585               4,585

@+     DADE COUNTY, FLORIDA WATER &
       SEWER SYSTEMS RB 2.60%,
       07/07/01                                    1,700               1,700

@+     FLORIDA HFA Housing RB
       (Ashley Lake II Project) Series
       1989J 2.75%, 07/07/01                      10,800              10,800

@+     FLORIDA HFA Housing RB
       (Tiffany Club Project) Series
       1996P 2.75%, 07/07/01                       3,800               3,800

@+     FLORIDA HFA M/F Housing RB
       (Buena Vista Project) Series
       1985MM 2.60%, 07/07/01                     10,000              10,000

@+     FLORIDA HFA M/F Housing RB
       (South Pointe Project) Series
       1998J 2.70%, 07/07/01                       5,100               5,100

@+     FLORIDA HFA M/F Housing RB
       Series 1983J 2.85%, 07/07/01                2,370               2,370

@+     FLORIDA HFA RB (Riverside
       Apartments) 2.75%, 07/07/01                 7,100               7,100

@+     FLORIDA HOUSING FINANCE CORP.
       RB (Heritage Pointe Project)
       Series 1999I-1 2.75%, 07/07/01              4,750               4,750

@+     FLORIDA HOUSING FINANCE CORP.
       RB (Vinings Hampton Village)
       Series 2001D 2.85%, 07/07/01               10,800              10,800

 +     FLORIDA LOCAL GOVERNMENT
       FINANCE COMMISSION Pooled
       TECP Series A
           2.70%, 10/04/01                         7,763               7,763
           3.05%, 10/10/01                         9,368               9,368
           2.70%, 10/17/01                        11,390              11,390

@+     FLORIDA MUNICIPAL POWER
       AGENCY Revenue Refunding
       Bond (Stanton II Project)
       Series 1997 2.75%, 07/07/01                 2,000               2,000

@+     FLORIDA STATE BOARD OF
       EDUCATION Capital Outlay TOB
       Series 223 2.76%, 07/07/01                  3,075               3,075

 +     FLORIDA STATE BOARD OF
       EDUCATION Lottery RB Series
       2000A 4.60%, 07/01/01                       1,065               1,065

 +     FLORIDA STATE BOARD OF
       EDUCATION Lottery RB Series
       2000C 4.30%, 07/01/01                       4,585               4,585

@+     FLORIDA STATE BOARD OF FINANCE
       DEPARTMENT OF GENERAL SERVICES
       RB TOB Series 317 2.78%,
       07/07/01                                    7,143               7,143

@+     FLORIDA STATE FINANCE AUTHORITY
       RB (Florida Hospital Association -
       Capital Projects Loan Program)
       Series 1998A 3.25%, 07/07/01                  190                 190

@+     FLORIDA STATE MUNICIPAL POWER
       AGENCY Revenue Refunding
       Bond (Stanton Project) Series
       1997 2.65%, 07/07/01                        6,200               6,200

 +     FLORIDA STATE TURNPIKE AUTHORITY
       RB 3.65%, 07/01/01                         10,000              10,000

@+     FLORIDA STATE TURNPIKE AUTHORITY
       Turnpike RB TOB Series 273
       2.76%, 07/07/01                             2,800               2,800

@+     GAINESVILLE, FLORIDA IDRB
       (Lifesouth Community Blood
       Centers Project) Series 1999
       2.70%, 07/07/01                             5,240               5,240

@+     GULF BREEZE, FLORIDA RB (Local
       Government Loan Program)
       Series 1985B 2.70%, 07/07/01               14,620              14,620

                                        SEE THE FINANCIAL NOTES, WHICH       15
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
@+     GULF BREEZE, FLORIDA RB (Local
       Government Loan Program)
       Series 1985C 2.70%, 07/07/01                9,005               9,005

@+     GULF BREEZE, FLORIDA RB (Local
       Government Loan Program)
       Series 1985E 2.70%, 07/07/01               13,386              13,386

@+     HIGHLANDS COUNTY, FLORIDA
       HEALTH FACILITIES AUTHORITY RB
       (Adventist Health Systems
       Project) Series 1997A 2.77%,
       07/07/01                                   13,875              13,875

 +     HILLSBOROUGH COUNTY, FLORIDA
       Capital Improvement TECP
       3.25%, 10/11/01                             9,000               9,000

 +     HILLSBOROUGH COUNTY, FLORIDA
       Capital Improvement TECP
       3.30%, 11/08/01                            11,318              11,318

@+     HILLSBOROUGH COUNTY, FLORIDA
       AVIATION AUTHORITY Special
       Purpose Revenue Refunding
       Bond (Delta Airlines Project)
       2.65%, 07/07/01                             4,395               4,395

@+     HILLSBOROUGH COUNTY, FLORIDA
       CAPITAL IMPROVEMENT PROGRAM
       RB TOB Series 222 2.76%,
       07/07/01                                    1,788               1,788

@+     HILLSBOROUGH COUNTY, FLORIDA
       EDUCATIONAL FACILITIES AUTHORITY
       RB (University of Tampa Project)
       2.70%, 07/07/01                             5,900               5,900

@+     HILLSBOROUGH COUNTY, FLORIDA
       IDA Educational Facilities RB
       (Berkeley Preparatory School)
       2.70%, 07/07/01                             2,550               2,550

@+     HILLSBOROUGH COUNTY, FLORIDA
       IDA RB (Independent Day
       School Project) 2.70%, 07/07/01             2,000               2,000

@+     HILLSBOROUGH COUNTY, FLORIDA
       IDA RB (Tampa Metropolitan
       YMCA Project) Series 2000K
       2.70%, 07/07/01                             8,400               8,400

@+     JACKSONVILLE, FLORIDA ECONOMIC
       DEVELOPMENT COMMUNITY RB
       (Bolles School Project) Series
       1999A 2.65%, 07/07/01                       2,800               2,800

@+     JACKSONVILLE, FLORIDA ELECTRIC
       AUTHORITY RB TOB Series
       2000FF 2.80%, 07/07/01                      8,285               8,285

@+     JACKSONVILLE, FLORIDA HEALTH
       FACILITIES AUTHORITY Hospital
       Revenue Refunding Bond
       (Genesis Rehabilitation
       Hospital) 3.30%, 07/01/01                  12,100              12,100

@+     JACKSONVILLE, FLORIDA HEALTH
       FACILITIES AUTHORITY RB (River
       Garden Project) Series 1994
       2.70%, 07/07/01                             3,715               3,715

@+     LAKE SHORE, FLORIDA HOSPITAL
       AUTHORITY Health Facilities RB
       (Lakeshore Hospital Project)
       Series 1991 2.70%, 07/07/01                 3,400               3,400

@+     LAKELAND, FLORIDA EDUCATIONAL
       FACILITIES RB (Florida Southern
       College Project) Series 1999
       2.65%, 07/07/01                            26,500              26,500

@+     MANATEE COUNTY, FLORIDA HFA
       M/F Housing RB (Hampton
       McGuire Project) Series 1989A
       2.65%, 07/07/01                             2,100               2,100

@+     MANATEE COUNTY, FLORIDA HFA
       M/F Housing RB (Sabal Palm
       Harbor Project) Series 2000A
       3.06%, 07/07/01                             6,000               6,000

@+     MIAMI, FLORIDA HFA RB (Jewish
       Home for the Aged, Inc. Project)
       Series 1996 2.70%, 07/07/01                 8,100               8,100

@+     MIAMI-DADE COUNTY, FLORIDA
       IDA IDRB (Airis Miami, LLC
       Project) Series 1999A 2.75%,
       07/07/01                                    8,800               8,800

@+     MIAMI-DADE COUNTY, FLORIDA
       IDA IDRB (Arctic Partners
       Project) 2.85%, 07/07/01                      645                 645

@+     MIAMI-DADE COUNTY, FLORIDA
       IDA RB (Belen Jesuit Preparatory
       School Project) Series 1999
       2.70%, 07/07/01                             7,760               7,760

@+     MIAMI-DADE COUNTY, FLORIDA
       IDRB (Gulliver Schools Project)
       Series 2000 2.70%, 07/07/01                 4,000               4,000

 16    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
@+     OKEECHOBEE COUNTY, FLORIDA
       EXEMPT FACILITY RB
       (Okeechobee Landfill, Inc.
       Project) Series 1999 2.85%,
       07/07/01                                   10,000              10,000

 +     ORANGE COUNTY, FLORIDA TECP
       3.35%, 07/18/01                             9,073               9,073

@+     ORANGE COUNTY, FLORIDA HEALTH
       FACILITIES AUTHORITY RB (Florida
       Hospital Association Health
       Facility Loan Program) Series
       2000A 2.85%, 07/07/01                      38,600              38,600

 +     ORANGE COUNTY, FLORIDA HEALTH
       FINANCE AUTHORITY TECP
       (Pooled Hospital Loan Program)
       2.75%, 09/20/01                            35,000              35,000

@+     ORANGE COUNTY, FLORIDA HFA
       Housing Revenue Refunding
       Bond (Highland Pointe
       Apartments Project) Series
       1988J 2.70%, 07/07/01                       5,650               5,650

@+     ORANGE COUNTY, FLORIDA HFA
       M/F Housing RB (Andover
       Place Apartments) 2.65%,
       07/07/01                                    7,770               7,770

@+     ORANGE COUNTY, FLORIDA HFA
       M/F Housing RB (Smokewood
       Project) Series 1992A 2.70%,
       07/07/01                                   19,950              19,950

@+     ORANGE COUNTY, FLORIDA IDA
       IDRB (Goodwill Industries, Inc.
       Project) 2.70%, 07/07/01                    6,000               6,000

@+     ORANGE COUNTY, FLORIDA IDA RB
       (Center For Drug Free Living
       Project) 2.65%, 07/07/01                    9,855               9,855

@+     ORANGE COUNTY, FLORIDA SCHOOL
       BOARD COP Series 2000B 3.25%,
       07/01/01                                    2,200               2,200

@+     ORLANDO, FLORIDA SPECIAL
       ASSESSMENT RB (Republic Drive
       Interchange Project) 2.60%,
       07/07/01                                    2,700               2,700

@+     PALM BEACH COUNTY, FLORIDA
       IDRB (Palm Beach Day Care
       School Project) Series 1999
       2.70%, 07/07/01                             2,000               2,000

@+     PALM BEACH COUNTY, FLORIDA RB
       (Benjamin Private School
       Project) 2.70%, 07/07/01                    4,800               4,800

@+     PALM BEACH COUNTY, FLORIDA RB
       (Complete Alcohol Rehabilitation
       Project) 2.75%, 07/07/01                    5,500               5,500

@+     PALM BEACH COUNTY, FLORIDA RB
       (Norton Gallery Art School
       Project) Series 1995 2.70%,
       07/07/01                                      200                 200

@+     PALM BEACH COUNTY, FLORIDA
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Lynn University Project)
       2.65%, 07/07/01                            20,135              20,135

@+     PALM BEACH COUNTY, FLORIDA
       HDA M/F Revenue Refunding
       Bond (Spinnaker Landing
       Project) 2.80%, 07/07/01                    3,045               3,045

@+     PALM BEACH COUNTY, FLORIDA
       HFA Revenue Refunding Bond
       (Joseph L. Morse Geriatric
       Center Project) 2.77%, 07/07/01             9,555               9,555

@+     PASCO COUNTY, FLORIDA SCHOOL
       BOARD COP 2.65%, 07/07/01                  60,370              60,370

       PINELLAS COUNTY, FLORIDA Capital
       Improvement RB 3.38%,
       01/01/02                                    3,975               4,006

@+     PINELLAS COUNTY, FLORIDA
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Caterbury School of Florida
       Project) 2.70%, 07/07/01                    4,500               4,500

@+     PINELLAS COUNTY, FLORIDA
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Shorecrest Prep School
       Project) 2.70%, 07/07/01                    5,000               5,000

@+     PINELLAS COUNTY, FLORIDA HFA
       M/F Housing RB (Mariners
       Pointe Apartments) 2.75%,
       07/07/01                                    4,000               4,000

                                        SEE THE FINANCIAL NOTES, WHICH       17
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                               FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE             ($ x 1,000)        ($ x 1,000)
@+     PINELLAS COUNTY, FLORIDA
       INDEPENDENT COUNCIL RB
       (Operation Par, Inc. Project)
       Series 1999 2.70%, 07/07/01                   2,900               2,900

@+     SARASOTA COUNTY, FLORIDA RB
       (Sarasota County Family YMCA
       Project) 2.65%, 07/07/01                      2,600               2,600

       SEMINOLE COUNTY, FLORIDA
       SCHOOL DISTRICT TAN 4.30%,
       08/01/01                                     10,000              10,004

@+     SOUTHEAST VOLUSIA, FLORIDA
       HOSPITAL DISTRICT RB (Bert Fish
       Medical Center Project) Series
       1995 2.70%, 07/07/01                          9,780               9,780

@+     ST. PETERSBURG, FLORIDA Capital
       Improvement RB (Airport & Golf
       Course) Series 1997B 2.65%,
       07/07/01                                      2,005               2,005

 +     SUNSHINE STATE OF FLORIDA
       GOVERNMENTAL FINANCE
       COMMISSION TECP
       Series 2000A
           2.90%, 07/09/01                          27,736              27,736
           2.65%, 09/11/01                          14,000              14,000

@+     SUWANNEE COUNTY, FLORIDA
       HEALTH FACILITIES AUTHORITY RB
       (Shands Teaching Hospital
       Clinic Project) Series 1996
       2.75%, 07/07/01                               4,500               4,500

@+     TALLAHASSEE & LEON COUNTY,
       FLORIDA CIVIC CENTER AUTHORITY
       Capital Improvement RB Series
       1998A 2.70%, 07/07/01                         7,690               7,690

@+     TAMPA, FLORIDA RB (Tampa Prep.
       School Project) 2.65%, 07/07/01               9,000               9,000

@+     TAMPA, FLORIDA HEALTH CARE
       FACILITIES RB (Lifelink Foundation
       Inc., Project) 2.70%, 07/07/01                5,400               5,400

@+     TAMPA, FLORIDA OCCUPATIONAL
       LICENSE TAX RB Series 1996A
       2.75%, 07/07/01                               9,025               9,025

@+     VOLUSIA COUNTY, FLORIDA HEALTH
       FINANCE AUTHORITY RB
       (Southwest Volusia Health
       Project) Series 1994A 2.65%,
       07/07/01                                      8,980               8,980

@+    WEST ORANGE, FLORIDA
       HEALTHCARE DISTRICT RB Series
       1999B 2.65%, 07/07/01                        10,400              10,400
                                                                     ---------
                                                                       797,888

       GEORGIA  6.1%

@+     ATHENS-CLARKE, JACKSON &
       MORGAN COUNTY, GEORGIA IDRB
       (Mayfield Dairy Farms, Inc.
       Project) 2.85%, 07/07/01                      7,350               7,350

@+     ATLANTA, GEORGIA AIRPORT RB
       TOB Series 376 2.78%,
       07/07/01                                     10,075              10,075

@+     ATLANTA, GEORGIA AIRPORT RB
       TOBP (PA-677) 2.76%, 07/07/01                13,730              13,730

@+     ATLANTA, GEORGIA URBAN
       RESIDENTIAL FINANCE AUTHORITY
       M/F Housing RB (Brentwood
       Creek Apartments Project)
       2.80%, 07/07/01                               4,720               4,720

@+     ATLANTA, GEORGIA URBAN
       RESIDENTIAL FINANCE AUTHORITY
       M/F Housing RB (Brentwood
       Meadows Apartments Project)
       2.80%, 07/07/01                               3,065               3,065

@+     ATLANTA, GEORGIA URBAN
       RESIDENTIAL FINANCE AUTHORITY
       M/F Housing RB (Brentwood
       Village Apartments Project)
       2.80%, 07/07/01                               6,195               6,195

@+     ATLANTA, GEORGIA WATER &
       WASTEWATER RB TOB Series 329
       2.78%, 07/07/01                               1,000               1,000

@+     ATLANTA, GEORGIA WATER &
       WASTEWATER RB TOB Series 398
       2.78%, 07/07/01                               6,295               6,295

@+     AUGUSTA, GEORGIA HOUSING
       AUTHORITY M/F Housing RB
       (G-Hope Ltd. Partnership
       Project) 2.80%, 07/07/01                      3,800               3,800

@+     BARTOW COUNTY, GEORGIA IDRB
       (Bartow Paving Co. Project)
       2.85%, 07/07/01                               2,400               2,400

@+     BARTOW COUNTY, GEORGIA IDRB
       (Matthew Contracting Project)
       2.75%, 07/07/01                               3,200               3,200

 18    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                               FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE             ($ x 1,000)        ($ x 1,000)
@+     CARTERSVILLE, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Cartersville Facilities Project)
       2.82%, 07/07/01                               2,600               2,600

@+     CHEROKEE COUNTY, GEORGIA
       IDRB (Universal Alloy) 2.85%,
       07/07/01                                      3,700               3,700

@+     CLAYTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY Special
       Facilities RB (Delta Air Lines)
       Series 2000B 2.75%, 07/07/01                109,055             109,055

@+     CLAYTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY Special
       Facilities RB (Delta Air Lines)
       Series 2000C 2.70%, 07/07/01                 86,900              86,900

@+     CLAYTON COUNTY, GEORGIA IDRB
       (Wilson Holdings Project)
       2.80%, 07/07/01                               1,200               1,200

@+     COBB COUNTY, GEORGIA HFA M/F
       Housing RB (Walton Green
       Project) 2.85%, 07/07/01                     13,500              13,500

@+     COBB COUNTY, GEORGIA HFA M/F
       Housing Revenue Refunding
       Bond (Walton Park Apartments
       Project) 2.80%, 07/07/01                     21,100              21,100

@+     COLUMBUS, GEORGIA
       DEVELOPMENT AUTHORITY RB
       (Foundation Property's, Inc.
       Project) Series 2000 2.90%,
       07/07/01                                     10,000              10,000

@+     COLUMBUS, GEORGIA HOUSING
       AUTHORITY M/F Housing RB
       (Eagles Trace Apartments
       Project) 2.80%, 07/07/01                      6,400               6,400

@+     CRISP COUNTY, CORDELE, GEORGIA
       IDA IDRB (Georgia Ductile
       Project) 2.88%, 07/07/01                     15,000              15,000

@+     DAWSON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (World Wide Manufacturing
       Project) 2.85%, 07/07/01                      2,050               2,050

@+     DEKALB COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Arbor Montessori School
       Project) 2.70%, 07/07/01                      1,100               1,100

@+     DEKALB COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Siemens Energy, Inc. Project)
       2.80%, 07/07/01                               7,500               7,500

@+     DEKALB COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Truman Properties, LLC
       Project) 2.85%, 07/07/01                      2,100               2,100

@+     DEKALB COUNTY, GEORGIA HFA
       M/F Housing RB (Villas of
       Friendly Heights Apartments
       Project) 2.80%, 07/07/01                      3,575               3,575

@+     DEKALB COUNTY, GEORGIA HFA
       M/F Housing RB (Wood Hills
       Apartment Project) 2.70%,
       07/07/01                                     17,350              17,350

@+     DOUGLAS COUNTY, GEORGIA IDA
       RB (Blue Circle Project) 2.75%,
       07/07/01                                      3,800               3,800

@+     DOUGLAS COUNTY, GEORGIA IDA
       Revenue Refunding Bond
       (Mima, Inc. Project) 3.10%,
       07/07/01                                      4,300               4,300

@+     EFFINGHAM COUNTY, GEORGIA IDA
       RB (Temcor Project) 2.80%,
       07/07/01                                      4,000               4,000

@+     FAYETTE COUNTY, GEORGIA
       HOSPITAL AUTHORITY Revenue
       Anticipation Certificates (Fayette
       Community Hospital Project)
       2.70%, 07/07/01                              10,000              10,000

@+     FULTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY RB
       (Atlanta International School
       Project) 2.70%, 07/07/01                      2,900               2,900

@+     FULTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY RB
       (Trinity School Project) 2.70%,
       07/07/01                                      7,000               7,000

@+     FULTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY RB
       (Woodruff Arts Center Project)
       2.75%, 07/07/01                              10,000              10,000

                                        SEE THE FINANCIAL NOTES, WHICH       19
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
       GEORGIA STATE GO Series 1998B
       4.30%, 07/01/01                                5,000               5,000

@+     GEORGIA STATE GO TOB Series
       18 2.78%, 07/07/01                            10,390              10,390

@+     GEORGIA STATE GO TOB Series
       1998-1003 2.78%, 07/07/01                     20,245              20,245

@+     GEORGIA STATE GO TOB Series
       2000-1001 2.78%, 07/07/01                     13,000              13,000

@+     GWINNETT COUNTY, GEORGIA HFA
       M/F Housing RB 2.65%,
       07/07/01                                       5,000               5,000

@+     HART COUNTY, GEORGIA INDUSTRIAL
       BUILDING AUTHORITY IDRB (AWH
       Corp. Project) 2.85%, 07/07/01                 5,900               5,900

@+     HART COUNTY, GEORGIA INDUSTRIAL
       BUILDING AUTHORITY IDRB
       (Dundee Mills Project) 2.80%,
       07/07/01                                       3,385               3,385

@+     HOUSTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Douglas Asphalt County
       Project) 2.80%, 07/07/01                       2,700               2,700

@+     JEFFERSON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Grove River Mills Project)
       Series 1997 2.85%, 07/07/01                    2,700               2,700

@+     LAFAYETTE, GEORGIA DEVELOPMENT
       AUTHORITY RB (Dixie Group
       Project) 2.80%, 07/07/01                       4,000               4,000

@+     LAURENS COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY Solid
       Waste Disposal RB (Southeast
       Paper Manufacturing Co.
       Project) 2.85%, 07/07/01                      51,000              51,000

@+     LOWNDES COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY M/F
       Housing RB (FMPH Valdosta,
       Ltd. Partnership Project)
       2.80%, 07/07/01                                5,045               5,045

@+     MACON-BIBB COUNTY, GEORGIA
       HOSPITAL AUTHORITY RB (The
       Medical Center of Central
       Georgia Project) Series 1998
       2.70%, 07/07/01                                4,000               4,000

@+     MILLER COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY IDRB
       (Birdsong Corp. Project) RB
       2.80%, 07/07/01                                3,000               3,000

@+     PRIVATE COLLEGES AND
       UNIVERSITIES FACILITIES
       AUTHORITY, GEORGIA RB (Emory
       University) Series 2000C 2.60%,
       07/07/01                                      10,000              10,000

@+     RICHMOND COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY Solid
       Waste Disposal RB (South
       Evergreen Nylon Recycling
       Project) Series 1999 2.80%,
       07/07/01                                       5,900               5,900

@+     ROSWELL, GEORGIA HFA M/F
       Housing RB (Gables Realty
       Wood Crossing Project) 2.75%,
       07/07/01                                      11,650              11,650

@+     SAVANNAH GEORGIA HOUSING
       AUTHORITY M/F Housing RB
       (Indigo Pointe Apartments)
       Series 2001A 2.80%, 07/07/01                   3,500               3,500

@+     SAVANNAH GEORGIA HOUSING
       AUTHORITY M/F Housing RB
       (Live Oak Plantation Apartments)
       Series 2001A 2.80%, 07/07/01                   2,500               2,500

@+     SAVANNAH, GEORGIA ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Georgia Kaolin, Inc.) 2.75%,
       07/07/01                                      11,000              11,000

@+     SAVANNAH, GEORGIA ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Home Depot Project) Series
       1995B 2.75%, 07/07/01                          5,000               5,000

@+     SAVANNAH, GEORGIA HFA M/F
       Housing RB (Chatham Gardens
       Project) Series 1997 2.80%,
       07/07/01                                       2,995               2,995

@+     SUMMERVILLE, GEORGIA
       DEVELOPMENT AUTHORITY RB
       (Image Industry Project) Series
       1997 2.81%, 07/07/01                          11,000              11,000

 20    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                              FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE            ($ x 1,000)        ($ x 1,000)
@+     THOMASTON-UPSON COUNTY,
       GEORGIA IDA IDRB (Southern
       Mills Project) Series 1999
       2.80%, 07/07/01                              4,940               4,940

@+     THOMASVILLE, GEORGIA PAYROLL
       DEVELOPMENT AUTHORITY (Brit
       Corp. Project) 3.00%, 07/07/01               3,600               3,600

@+     WALTON COUNTY, GEORGIA
       DEVELOPMENT AUTHORITY RB
       (Tucker Door & Trim Corp.
       Project) 2.90%, 07/07/01                     2,600               2,600

@+     WEBSTER COUNTY, GEORGIA IDA
       IDRB (Tolleson Lumber Co., Inc.
       Project) 2.85%, 07/07/01                     7,200               7,200

@+     WINDER-BARROW, GEORGIA
       INDUSTRIAL BUILDING AUTHORITY
       IDRB (Progress Container Corp.
       Project) Series 2000 2.80%,
       07/07/01                                     3,160               3,160

@+     WORTH COUNTY, GEORGIA IDA
       Revenue Refunding Bond
       (Seabrook Project) Series 1996B
       2.80%, 07/07/01                              1,300               1,300
                                                                   ----------
                                                                      628,670

       HAWAII  0.6%

@+     HAWAII Student Loan RB
       (Secondary Market Services
       Corp.) Series 1995-II 2.75%,
       07/07/01                                     9,000               9,000

@+     HAWAII Student Loan RB
       (Secondary Market Services
       Corp.) Series 2000-II 2.75%,
       07/07/01                                     8,800               8,800

 +     HAWAII AIRPORT SYSTEM RB
       TOBP (PT-487) 2.90%, 11/15/01               14,765              14,765

 +     HAWAII STATE Refunding GO
       Series 1997C 4.35%, 09/01/01                 5,000               5,002

 @     HAWAII STATE DEPARTMENT OF
       BUDGET & FINANCE Special
       Purpose RB TOBP (PA-795R)
       2.82%, 07/07/01                              8,195               8,195

 +     HAWAII STATE HARBOR SYSTEM RB
       Series 2000A 4.43%, 07/01/01                 2,090               2,090

o+     HAWAII STATE HOUSING FINANCE
       & DEVELOPMENT CORP. TOB
       2.75%, 08/08/01                             11,810              11,810
                                                                   ----------
                                                                       59,662

       IDAHO  0.0%

@+     IDAHO HFA Housing RB
       (Assisted Living Concepts
       Project) 2.95%, 07/07/01                       815                 815

@+     IDAHO STATE UNIVERSITY
       FOUNDATION, INC. RB (L E &
       Thelma Stevens Project) 3.00%,
       07/07/01                                     3,800               3,800
                                                                   ----------
                                                                        4,615

       ILLINOIS  7.2%

@+     AURORA, ILLINOIS M/F Housing RB
       (Apartments at Fox Valley)
       Series 1999A 2.70%, 07/07/01                 9,445               9,445

@+     BARTLETT, ILLINOIS M/F Housing
       RB (Bartlett Square Apartments)
       Series 1995A 3.00%, 07/07/01                 3,725               3,725

@+     BATAVIA, ILLINOIS IDRB (American
       Industrial Technologies) 2.85%,
       07/07/01                                     2,785               2,785

@+     CAROL STREAM, ILLINOIS M/F
       Housing Revenue Refunding
       Bond (St. Charles Square
       Project) 2.90%, 07/07/01                     4,415               4,415

@+     CENTRALIA, ILLINOIS IDA RB
       (Consolidated Foods Corp. &
       Hollywood Brands, Inc. Project)
       2.75%, 07/07/01                              4,500               4,500

@+     CHICAGO, ILLINOIS IDRB (Morse
       Automotive Project) Series 1995
       2.80%, 07/07/01                              2,000               2,000

@+     CHICAGO, ILLINOIS RB (Homestart
       Program) Series 2000A 2.75%,
       07/07/01                                    15,000              15,000

@+     CHICAGO, ILLINOIS S/F Mortgage
       RB TOB Series 1999N 2.83%,
       07/07/01                                     9,995               9,995

 +     CHICAGO, ILLINOIS Tender Note
       3.65%, 08/09/01                             21,000              21,000

 +     CHICAGO, ILLINOIS Tender Note
       Series 2000A 4.23%, 10/25/01                28,500              28,500

                                        SEE THE FINANCIAL NOTES, WHICH       21
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
@+     CHICAGO, ILLINOIS BOARD OF
       EDUCATION Unlimited Tax GO
       TOB 2.78%, 07/07/01                            4,120               4,120

@+     CHICAGO, ILLINOIS GAS SUPPLY
       RB (Peoples Gas Light & Coke
       Co. Project) Series 1993B
       2.85%, 07/07/01                               11,000              11,000

@+     CHICAGO, ILLINOIS GAS SUPPLY
       Revenue Refunding Bond
       (Peoples Gas, Light & Coke Co.
       Project) Series 2000C 2.82%,
       07/07/01                                      19,000              19,000

@+     CHICAGO, ILLINOIS MIDWAY
       AIRPORT RB TOB 2.78%,
       07/07/01                                      24,480              24,480

@+     CHICAGO, ILLINOIS MIDWAY
       AIRPORT Special Facility RB
       (American Trans Air Project)
       3.00%, 07/07/01                                5,000               5,000

@+     CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT RB (ACES
       General Airport Second Lien)
       Series B1 2.75%, 07/07/01                     23,800              23,800

@+     CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT RB (ACES
       General Airport Second Lien)
       Series B2 2.75%, 07/07/01                     13,500              13,500

@+     CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT Special
       Facility RB 2.70%, 07/07/01                   51,984              51,984

@+     CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT Special
       Facility RB Series 2000A 3.30%,
       07/01/01                                      26,610              26,610

@+     CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT Special
       Facility Revenue Refunding
       Bond (American Airlines
       Project) 3.30%, 07/01/01                      11,065              11,065

@+     CHICAGO, ILLINOIS O'HARE
       INTERNATIONAL AIRPORT Special
       Facility Revenue Refunding
       Bond (Lufthansa German
       Project) 2.70%, 07/07/01                      21,900              21,900

@+     CHICAGO, ILLINOIS WATERWORKS
       Senior Lien RB TOB 2.78%,
       07/07/01                                      12,975              12,975

@+     EAST DUNDEE, KANE & COOK
       COUNTIES, ILLINOIS IDRB (Otto
       Engine Project) 2.80%, 07/07/01                2,125               2,125

@+     ELMHURST, ILLINOIS IDRB (ELM
       Machining Corp. Project) 2.95%,
       07/07/01                                       2,510               2,510

@+     GILBERTS, ILLINOIS SPECIAL
       SERVICE AREA 10 RB (Timber
       Trails Project) 2.80%, 07/07/01               10,785              10,785

@+     GLENDALE HEIGHTS, ILLINOIS IDRB
       (York Corrugated Container
       Project) 2.95%, 07/07/01                       1,400               1,400

@+     HAMPSHIRE, ILLINOIS IDRB
       (Poli-Film America Project)
       Series 1998A 2.80%, 07/07/01                   5,400               5,400

@+     HUNTLEY, ILLINOIS SPECIAL CIVIC
       AREA #9 Special Tax Bond
       Series 1998B 2.80%, 07/07/01                   8,172               8,172

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Arc Tronics,
       Inc. Project) 3.10%, 07/07/01                  2,595               2,595

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Camcraft Inc.
       Project) 3.00%, 07/07/01                       2,700               2,700

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Catholic
       Charities) 2.80%, 07/07/01                       910                 910

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Molding Project)
       3.70%, 07/07/01                                3,500               3,500

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Perkin
       Paperboard Co., LP) Series
       1994 2.85%, 07/07/01                           5,500               5,500

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Presbyterian
       Home Lake) Series 1996A
       2.80%, 07/07/01                               10,000              10,000

 22    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                FACE VALUE           MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)          ($ x 1,000)
@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (Radiological
       Society Project) Series 1997
       2.70%, 07/07/01                               4,290               4,290

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (River Graphics
       Corp. Project) Series 1996
       2.95%, 07/07/01                               3,200               3,200

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY IDRB (SMF, Inc.
       Project) Series A 3.00%,
       07/07/01                                      1,895               1,895

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Catholic Charities
       Housing Project) Series 1993A
       2.80%, 07/07/01                               9,160               9,160

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Chicago Academy
       of Science Project) 2.80%,
       07/07/01                                      4,515               4,515

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Chicago Academy
       of Science Project) Series 1998
       2.80%, 07/07/01                               5,700               5,700

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Chicago
       Horticultural Society Project)
       2.80%, 07/07/01                              20,000              20,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Korex Corp.
       Project) 2.85%, 07/07/01                      4,000               4,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Lake Forest
       Academy Project) 2.80%,
       07/07/01                                      2,000               2,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Loyola Academy
       Project) 2.80%, 07/07/01                     14,845              14,845

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Mccormick
       Theological Project) Series
       2001B 2.80%, 07/07/01                        14,500              14,500

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Palos Common
       Hospital Project) Series 1998
       2.70%, 07/07/01                              10,000              10,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Presbyterian
       Homes Project) 2.80%, 07/07/01                9,000               9,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Roll Service, Inc.
       Project) 3.10%, 07/07/01                      2,230               2,230

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Slovak American
       Charitable Project) 2.80%,
       07/07/01                                      8,200               8,200

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (St. Ignatius
       College Prep Project) 2.80%,
       07/07/01                                      2,200               2,200

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Variable Rest
       Haven Illiana Christian) 2.80%,
       07/07/01                                     11,690              11,690

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Village Oak Park
       Residence) 2.90%, 07/07/01                    2,105               2,105

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY RB (Wheaton
       Academy Project) 2.80%,
       07/07/01                                      8,000               8,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY Residential Rental RB
       (F.C. Harris Pavillion Project)
       Series 1994 2.70%, 07/07/01                  27,510              27,510

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY Residential Rental RB
       (River Oak Project) 2.78%,
       07/07/01                                     32,000              32,000

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY Revenue Refunding
       Bond (Francis W. Parker Project)
       2.75%, 07/07/01                               2,500               2,500

@+     ILLINOIS DEVELOPMENT FINANCE
       AUTHORITY Revenue Refunding
       Bond (Rich Products Corp.
       Project) 2.80%, 07/07/01                      1,525               1,525

                                        SEE THE FINANCIAL NOTES, WHICH       23
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
@+     ILLINOIS EDUCATIONAL FACILITIES
       TOB 2.80%, 07/07/01                           2,000               2,000

@+     ILLINOIS EDUCATIONAL FACILITY
       AUTHORITY RB (Chicago Historical
       Society) 2.65%, 07/07/01                      8,000               8,000

@+     ILLINOIS EDUCATIONAL FACILITY
       AUTHORITY RB (Chicago
       Zoological Society Brookfield
       Zoo) Series B 2.80%, 07/07/01                 2,800               2,800

@+     ILLINOIS HDA M/F Mortgage
       Revenue Refunding Bond (Hyde
       Park Tower Apartments Project)
       Series 2000A 3.15%, 07/07/01                  4,500               4,500

@+     ILLINOIS HEALTH FACILITY AUTHORITY
       RB (Bensenville Home Society
       Project) Series 1989A 2.70%,
       07/07/01                                      2,225               2,225

@+     ILLINOIS HEALTH FACILITY AUTHORITY
       RB (Ingalls Memorial Hospital)
       Series 1985C 2.90%, 07/07/01                  1,100               1,100

@+     ILLINOIS HEALTH FACILITY AUTHORITY
       RB (Streetville Corporation)
       Series A 2.70%, 07/07/01                      6,000               6,000

@+     ILLINOIS HEALTH FACILITY AUTHORITY
       RB (Washington & Jane Smith
       Home) Series 1991 2.70%,
       07/07/01                                      2,800               2,800

@+     ILLINOIS INTERNATIONAL PORT DISTRICT
       Facilities RB (Southdown, Inc.
       Project) 2.80%, 07/07/01                      4,000               4,000

@+     ILLINOIS METROPOLITAN PIER AND
       EXPOSITION AUTHORITY TOB
       (McCormick Place Exposition
       Project) 2.78%, 07/07/01                     24,145              24,145

@+     ILLINOIS REGIONAL TRANSPORTATION
       AUTHORITY GO TOB 2.78%,
       07/07/01                                      9,730               9,730

       ILLINOIS STATE GO Series 2000
       4.28%, 12/01/01                               3,600               3,607

@+     ILLINOIS STATE GO TOB 2.78%,
       07/07/01                                     14,000              14,000

@+     ILLINOIS STATE GO TOB Series
       2001-2 2.79%, 07/07/01                        5,000               5,000

@+     ILLINOIS STATE GO TOB Series
       257 2.76%, 07/07/01                           7,000               7,000

@+     ILLINOIS STUDENT ASSISTANCE
       COMMISSION Student Loan RB
       Series 1996A 2.75%, 07/07/01                  7,800               7,800

@+     ILLINOIS VARIOUS COUNTIES GO
       TOB 2.78%, 07/07/01                          12,055              12,055

@+     LOMBARD, ILLINOIS Industrial
       Development Revenue
       Refunding Bond (B & H
       Partnership Project) 3.00%,
       07/07/01                                      1,850               1,850

@+     MELROSE PARK, ILLINOIS IDRB
       (Ninos Enterprises, Inc. Project)
       3.10%, 07/07/01                               2,900               2,900

@+     NEW LENOX, ILLINOIS IDRB
       (Panduit Corp. Project) 2.80%,
       07/07/01                                      4,400               4,400

@+     OAK FOREST, ILLINOIS RB
       (Homewood Pool-South
       Suburban Mayors & Managers
       Association Project) 2.70%,
       07/07/01                                     10,000              10,000

@+     ORLAND PARK, ILLINOIS IDRB
       (Orland Properties Project)
       4.00%, 07/07/01                                 950                 950

@+     PALATINE, ILLINOIS SPECIAL
       FACILITIES Limited Obligation
       RB (Little City Community
       Development Project) 2.80%,
       07/07/01                                      4,000               4,000

@+     RICHTON PARK, ILLINOIS IDRB
       (Avatar Corp. Project) 2.95%,
       07/07/01                                      1,900               1,900

@+     ROCKFORD, ILLINOIS IDRB
       (Industrial Welding Supply, Inc.
       Project) 2.95%, 07/07/01                      2,000               2,000

@+     ROCKFORD, ILLINOIS IDRB (Ring
       Can Corp. Project) 2.80%,
       07/07/01                                      2,100               2,100

 24    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
@+     TINLEY PARK, ILLINOIS IDA RB
       (Beverly Manufacturing Co.
       Project) Series 1997A 3.00%,
       07/07/01                                       2,465               2,465

@+     TREMONT, ILLINOIS IDRB (Hanna
       Steel Project) 2.78%, 07/07/01                 9,500               9,500

@+     UNIVERSITY OF ILLINOIS Revenue
       Merlot TOB Series 2000S 2.80%,
       07/07/01                                       3,500               3,500

@+     YORKVILLE, ILLINOIS IDRB (F.E.
       Wheaton & Co., Inc. Project)
       Series 1996 2.95%, 07/07/01                    1,340               1,340
                                                                     ----------
                                                                        747,128

       INDIANA  2.6%

@+     CRAWFORDSVILLE, INDIANA IDRB
       (National Service Industries, Inc.
       Project) 2.75%, 07/07/01                       4,000               4,000

@+     ELKHART COUNTY, INDIANA
       Economic Development RB
       (White Plains Apartments
       Project) Series 1998A 2.90%,
       07/07/01                                       2,000               2,000

@+     GARY, INDIANA ECONOMIC
       DEVELOPMENT AUTHORITY
       Revenue Refunding Bond
       (Tinplate Partnership Project)
       Series 1997A 3.00%, 07/07/01                   2,100               2,100

@+     GARY, INDIANA EMPOWERMENT
       ZONE RB (Chemcoaters, LLC
       Project) Series 2000A 3.00%,
       07/07/01                                       6,500               6,500

@+     GARY, INDIANA REDEVELOPMENT
       DISTRICT Economic Growth RB
       Series 2001A 3.00%, 07/07/01                  12,200              12,200

@+     HAMMOND, INDIANA Economic
       Development RB (Lear Seating
       Corp. Project) Series 1994
       2.90%, 07/07/01                                9,145               9,145

       INDIANA BOND BANK Advance
       Funding Program Notes
       Series 2001A-2
           3.10%, 01/22/02                           22,000              22,105
           3.33%, 01/22/02                           50,000              50,184

@+     INDIANA DEVELOPMENT FINANCE
       AUTHORITY IDRB (Cives Corp.
       Project) Series 1998 2.85%,
       07/07/01                                       7,150               7,150

@+     INDIANA HOSPITAL EQUIPMENT
       FINANCING AUTHORITY Insured
       RB Series 1985A 2.90%,
       07/07/01                                      22,275              22,275

@+     INDIANA SECONDARY MARKET
       EDUCATIONAL LOANS, INC. Student
       Loan RB Series 1988B 2.75%,
       07/07/01                                      27,000              27,000

       INDIANA STATE DEVELOPMENT
       FINANCE AUTHORITY Environmental
       Improvement Revenue Refunding
       Bond (USX Corp. Project) 2.58%,
       08/09/01                                      15,000              15,000

@+     INDIANA STATE DEVELOPMENT
       FINANCE AUTHORITY IDRB (Big
       Sky Park Project) 2.80%,
       07/07/01                                       6,000               6,000

 +     INDIANA STATE HFA S/F Mortgage
       RB Series 2000P 2.85%,
       07/05/01                                       9,970               9,970

@+     INDIANA STATE HOUSING TOB
       Series 1999A 2.83%, 07/07/01                   9,995               9,995

@+     INDIANA UNIVERSITY, INDIANA RB
       2.65%, 07/07/01                                4,844               4,844

@+     INDIANAPOLIS, INDIANA RESOURCE
       RECOVERY RB (Ogden Martin
       Systems, Inc. Project) Series
       1987 3.30%, 07/01/01                          23,860              23,860

@+     MIAMI COUNTY, INDIANA Economic
       Development RB (Dukes
       Memorial Hospital Project)
       2.75%, 07/07/01                                5,000               5,000

@+     ST. JOSEPH COUNTY, INDIANA
       Economic Development RB
       (Pine Oaks Apartments Project)
       Series 1997A 2.90%, 07/07/01                   1,000               1,000

@+     ST. JOSEPH COUNTY, INDIANA
       Economic Development RB
       Series 1997B 2.90%, 07/07/01                   3,430               3,430

                                        SEE THE FINANCIAL NOTES, WHICH       25
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
@+     ST. JOSEPH COUNTY, INDIANA
       EDUCATIONAL FACILITIES RB
       (University of Notre Dame)
       2.65%, 07/07/01                                9,200               9,200

@+     UNIVERSITY OF SOUTHERN INDIANA
       AUXILIARY SYSTEM RB Series
       2001B 2.65%, 07/07/01                         10,800              10,800
                                                                     ----------
                                                                        263,758

       IOWA  0.5%

@+     IOWA FINANCE AUTHORITY Solid
       Waste Disposal RB (Cedar River
       Paper Co. Project) Series 1994A
       3.35%, 07/01/01                                4,500               4,500

@+     IOWA FINANCE AUTHORITY Solid
       Waste Disposal RB (Cedar River
       Paper Co. Project) Series 1995A
       3.35%, 07/01/01                                8,000               8,000

@+     IOWA FINANCE AUTHORITY Solid
       Waste Disposal RB (Cedar River
       Paper Co. Project) Series 1997
       3.35%, 07/01/01                                4,100               4,100

@+     IOWA STUDENT LOAN LIQUIDITY
       CORP. Student Loan RB Series
       1988B 2.70%, 07/07/01                         33,600              33,600

@+     SAINT JOSEPH COUNTY, IOWA
       ECONOMICAL DEVELOPMENT
       AUTHORITY RB (Western Manor
       Project) 2.90%, 07/07/01                       2,130               2,130
                                                                      ---------
                                                                         52,330

       KANSAS  1.1%

@+     KANSAS DEPARTMENT OF
       TRANSPORTATION Highway RB
       TOB Series 1999 2.78%,
       07/07/01                                      37,500              37,500

@+     OLATHE, KANSAS IDRB (Garmin
       International, Inc. Project)
       Series 1995 2.90%, 07/07/01                    1,700               1,700

       TOPEKA, KANSAS GO Series
       2000A 4.35%, 08/15/01                          6,000               6,008

@+     WICHITA, KANSAS AIRPORT
       FACILITIES Revenue Refunding
       Bond (Cessna Service Center
       Project) 3.15%, 07/07/01                      11,245              11,245

@+     WICHITA, KANSAS AIRPORT
       FACILITIES Revenue Refunding
       Bond (Flight Safety International,
       Inc. Project) 2.80%, 07/07/01                 26,170              26,170

       WICHITA, KANSAS RENEWAL &
       IMPROVEMENT Temporary BAN
       Series 202 3.19%, 08/23/01                    34,090              34,130
                                                                     ----------
                                                                        116,753

       KENTUCKY  2.0%

@+     ELIZABETHTOWN, KENTUCKY IDRB
       (Aztec Project) 2.80%, 07/07/01                3,000               3,000

@+     JEFFERSON COUNTY, KENTUCKY
       SPORTS STADIUM RB (University
       of Louisville Athletic Department)
       2.80%, 07/07/01                                6,200               6,200

@+     KENTON COUNTY, KENTUCKY
       AIRPORT BOARD Special Facilities
       RB Series 2000A 2.75%,
       07/07/01                                       8,915               8,915

       KENTUCKY ASSET LIABILITY
       COMMISSION General Fund
       TRAN Series 2001A 2.53%,
       06/26/02                                      44,000              44,619

@+     KENTUCKY CORPORATE HOUSING
       Revenue Merlot TOB Series
       2000U 2.85%, 07/07/01                          9,685               9,685

o+     KENTUCKY CORPORATE HOUSING
       Revenue TOB Series 1998W
       2.77%, 11/08/01                               19,320              19,320

@+     KENTUCKY HIGHER EDUCATION
       STUDENT LOAN CORP. Insured
       Student Loan RB Series 1991E
       2.70%, 07/07/01                               37,900              37,900

@+     KENTUCKY HIGHER EDUCATION
       STUDENT LOAN CORP. Insured
       Student Loan RB Series 1996A
       2.70%, 07/07/01                               23,850              23,850

 =     KENTUCKY INTERLOCAL SCHOOL
       TRANSPORTATION ASSOCIATION
       TRAN 2.72%, 06/28/02                           7,000               7,069

@+     LOUISVILLE & JEFFERSON COUNTIES,
       KENTUCKY METRO SEWER DISTRICT
       TOB Series A 2.78%, 07/07/01                   6,115               6,115

 26    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
@+     LOUISVILLE, JEFFERSON COUNTY,
       KENTUCKY REGIONAL AIRPORT
       AUTHORITY Special Facilities RB
       (UPS Project) 3.25%, 07/01/01                  16,800             16,800

@+     MAYSVILLE, KENTUCKY Industrial
       Building RB (Green Tokai
       Building) 2.95%, 07/07/01                       5,740              5,740

@+     MURRAY, KENTUCKY IDA Revenue
       Refunding Bond (Dean Foods
       Co. Project) 2.85%, 07/07/01                    6,000              6,000

@+     OWENSBORO, KENTUCKY Limited
       Obligation RB (Dart Polymers,
       Inc. Project) Series 1985A
       4.10%, 07/07/01                                 1,900              1,900

@+     RICHMOND, KENTUCKY IDRB
       (Mikron Project) 2.90%, 07/07/01                7,175              7,175

@+     WILSON COUNTY, KENTUCKY IDB
       RB (Perma Pipe Project) 3.05%,
       07/07/01                                        3,150              3,150
                                                                     ----------
                                                                        207,438

       LOUISIANA  1.2%

@+     CALCASIEU PARISH, LOUISIANA IDB
       IDRB (Weingarten Realty Project)
       2.80%, 07/07/01                                 1,990              1,990

@+     LAFAYETTE PARISH, LOUISIANA
       IDRB (Westwood Village Project)
       2.80%, 07/07/01                                 3,635              3,635

@+     LAKE CHARLES, LOUISIANA Harbor
       Improvement RB (Port
       Improvement Global Industries
       Project) 2.75%, 07/07/01                       14,700             14,700

@+     LAKE CHARLES, LOUISIANA HARBOR
       & TERMINAL DISTRICT Dock &
       Wharf RB (Conoco, Inc. Project)
       2.90%, 07/07/01                                10,500             10,500

 +     LOUISIANA STATE Adjustable
       Tender GO TECP 3.00%,
       08/16/01                                        8,800              8,800

       LOUISIANA STATE Pollution
       Control Revenue Refunding
       Bond TECP (St. James Parish/
       Texaco Project) Series 1988A
       2.95%, 11/09/01                                36,500             36,500

       LOUISIANA STATE Pollution
       Control Revenue Refunding
       Bond TECP (St. James Parish/
       Texaco Project) Series 1988B
       2.95%, 11/09/01                                44,030             44,030

@+     NEW ORLEANS, LOUISIANA AVIATION
       BOARD RB Series 1993B 2.75%,
       07/07/01                                        6,035              6,035

@+     OUACHITA PARISH, LOUISIANA IDB
       IDRB (Sulzer Escher Wyss, Inc.
       Project) 2.85%, 07/07/01                        1,500              1,500
                                                                     ----------
                                                                        127,690

       MAINE  0.2%

       MAINE STATE HFA Mortgage
       Purchase RB Series 2000E-2
       4.38%, 11/14/01                                16,500             16,500

       MARYLAND  0.5%

@+     MARYLAND STATE COMMUNITY
       HOUSING DEVELOPMENT
       ADMINISTRATION DEPARTMENT S/F
       Mortgage Revenue TOBP
       (PA-634) 2.82%, 07/07/01                        8,595              8,595

o+     MARYLAND STATE COMMUNITY
       HOUSING DEVELOPMENT
       ADMINISTRATION DEPARTMENT TOB
       Series 1999G 3.40%, 10/04/01                   32,335             32,335

@+     MARYLAND STATE ECONOMIC
       DEVELOPMENT CORP. Economic
       Development RB (Hunter
       Douglas Project) 2.80%,
       07/07/01                                        3,400              3,400

@+     MARYLAND STATE ECONOMIC
       DEVELOPMENT CORP. IDRB (Dixon
       Valve Project) 2.80%, 07/07/01                  3,000              3,000

@+     MARYLAND STATE HEALTH & HIGHER
       EDUCATION FACILITY AUTHORITY
       Pooled Loan Program RB
       (Kennedy Krieger Project)
       Series 1993D 2.65%, 07/07/01                    2,000              2,000

@+     MARYLAND STATE HEALTH & HIGHER
       EDUCATION FACILITY AUTHORITY RB
       (Mercey Ridge Project) 2.80%,
       07/07/01                                        3,300              3,300
                                                                     ----------
                                                                         52,630

                                        SEE THE FINANCIAL NOTES, WHICH        27
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
       MASSACHUSETTS  0.4%

o+     MASSACHUSETTS BAY
       TRANSPORTATION AUTHORITY TOBP
       (PT-1218) 3.25%, 07/19/01                       5,000              5,000

@+     MASSACHUSETTS INDUSTRIAL
       FINANCE AUTHORITY (Arkansas
       Electronic Products Corp.
       Project) 2.80%, 07/07/01                        2,900              2,900

       MASSACHUSETTS STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Brigham & Womens
       Hospital Issue) Series 1991D
       6.27%, 07/01/01                                15,000             15,300

@+     MASSACHUSETTS STATE WATER
       POLLUTION ABATEMENT TRUST
       Water Pollution TOB Series
       1999N 2.75%, 07/07/01                          16,500             16,500
                                                                     ----------
                                                                         39,700

       MICHIGAN  4.2%

@+     ANN ARBOR, MICHIGAN ECONOMIC
       DEVELOPMENT CORP. Limited
       Obligation RB (Glacier Hills, Inc.
       Project) Series 2000A 2.78%,
       07/07/01                                       23,245             23,245

@+     ANN ARBOR, MICHIGAN ECONOMIC
       DEVELOPMENT CORP. Limited
       Obligation RB (Glacier Hills, Inc.
       Project) Series 2000B 2.78%,
       07/07/01                                        9,875              9,875

@+     DETROIT, MICHIGAN SEWAGE
       DISPOSAL SYSTEM RB TOB
       Series 1999A 2.78%, 07/07/01                   34,650             34,650

@+     DETROIT, MICHIGAN WATER SUPPLY
       TOB 2.78%, 07/07/01                            10,680             10,680

@+     DETROIT, MICHIGAN WATER SUPPLY
       SYSTEM Revenue Refunding
       Bond Second Lien Series 2001C
       2.70%, 07/07/01                                29,400             29,400

@+     GEORGETOWN TOWNSHIP, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       Limited Obligation RB (Sunset
       Manor, Inc. Project) 2.78%,
       07/07/01                                        9,180              9,180

@+     GRAND RAPIDS, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       RB (Amway Hotel Corp. Project)
       Series 1991A 2.80%, 07/07/01                    8,755              8,755

       MICHIGAN MUNICIPAL BOND
       AUTHORITY RAN  Series 2000C-1
       4.30%, 08/23/01                                56,000             56,055

 +     MICHIGAN STATE BUILDING
       AUTHORITY COMMISSION TECP
       Series 2 2.70%, 08/21/01                       77,250             77,250

@+     MICHIGAN STATE HOSPITAL FINANCE
       AUTHORITY RB (Martin Luther King
       Memorial Home, Inc. Project)
       2.80%, 07/07/01                                 8,235              8,235

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (Advance
       Plastics Corp.) 2.90%, 07/07/01                 2,830              2,830

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (American
       Cancer Society Great Lakes)
       2.80%, 07/07/01                                 6,000              6,000

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (Detroit
       Symphony Orchestra Project)
       Series 2001A 3.50%, 07/01/01                    4,600              4,600

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (EPI
       Printers, Inc. Project) 2.90%,
       07/07/01                                        2,800              2,800

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (John
       Widdicomb Co. Project) 2.95%,
       07/07/01                                        1,550              1,550

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB
       (Manufacturer's Project) Series
       1991 2.95%, 07/07/01                            1,255              1,255

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB
       (Mechanics Uniform Rental
       Project) 2.90%, 07/07/01                        1,000              1,000

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB
       (Orchestra Place Renewal
       Project) 3.07%, 07/07/01                       15,000             15,000

 28    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB (United
       Machining Project) Series 1998
       2.90%, 07/07/01                                6,000               6,000

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB Series
       1998 2.90%, 07/07/01                           3,395               3,395

@+     MICHIGAN STATE STRATEGIC FUND
       Limited Obligation RB Series
       1998B 2.90%, 07/07/01                          1,755               1,755

@+     OAKLAND COUNTY, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       (Husky Envelope Products, Inc.
       Project) 2.90%, 07/07/01                       3,940               3,940

@+     OAKLAND COUNTY, MICHIGAN
       ECONOMIC DEVELOPMENT CORP.
       Limited Obligation RB (Pontiac
       Vision Schools Project) 2.80%,
       07/07/01                                      11,000              11,000

@+     WAYNE CHARTER COUNTY,
       MICHIGAN AIRPORT RB (Detroit
       Metropolitan County Project)
       Series 1996A 2.70%, 07/07/01                   5,850               5,850

@+     WAYNE CHARTER COUNTY,
       MICHIGAN AIRPORT RB (Detroit
       Metropolitan County Project)
       Series 1996B 2.70%, 07/07/01                  49,185              49,185

@+     WAYNE CHARTER COUNTY,
       MICHIGAN AIRPORT RB (Detroit
       Metropolitan Wayne County
       Airport) 2.75%, 07/07/01                      55,000              55,000
                                                                     ----------
                                                                        438,485

       MINNESOTA  1.8%

@+     BLOOMINGTON, MINNESOTA PORT
       AUTHORITY Special Tax Revenue
       Refunding Bond (Mall of
       America Project) Series 1999B
       2.80%, 07/07/01                                5,000               5,000

@+     HENNEPIN COUNTY, MINNESOTA
       Unlimited GO Series 1995C
       2.75%, 07/07/01                                  300                 300

@+     HENNEPIN COUNTY, MINNESOTA
       Unlimited GO Series 1996C
       2.90%, 07/07/01                                3,750               3,750

@+     MENDOTA HEIGHTS, MINNESOTA
       IDRB (Dakota Business Plaza
       Project) 3.05%, 07/07/01                       2,300               2,300

 +     MINNEAPOLIS ST. PAUL,
       MINNESOTA AIRPORT COMMISSION
       TECP Series B
           2.80%, 07/11/01                           10,000              10,000
           2.70%, 10/04/01                           10,000              10,000
           2.70%, 10/05/01                           10,000              10,000
           2.80%, 10/09/01                            7,500               7,500
           2.75%, 11/08/01                           10,500              10,500

@+     MINNESOTA Agriculture &
       Economic Development RB
       (Evangelical Lutheran Project)
       2.80%, 07/07/01                                8,000               8,000

       MINNESOTA STATE GO 4.27%,
       08/01/01                                      12,250              12,255

@+     MINNESOTA STATE HIGHER
       EDUCATION FACILITIES AUTHORITY
       RB (Carleton College) Series
       2000G 2.60%, 07/07/01                         12,000              12,000

@+     MINNESOTA STATE HIGHER
       EDUCATION FACILITIES AUTHORITY
       RB (University of St. Thomas
       Project) 2.65%, 07/07/01                       9,700               9,700

       ROCHESTER, MINNESOTA HEALTH
       CARE FACILITIES RB TECP (Mayo
       Foundation Mayo Clinic Project)
       Series 2000A
           3.00%, 08/15/01                           47,700              47,700
           3.00%, 08/16/01                           21,500              21,500

       ROCHESTER, MINNESOTA HEALTH
       CARE FACILITIES RB TECP (Mayo
       Foundation Mayo Clinic Project)
       Series 2000B 2.65%, 10/04/01                   9,000               9,000

@+     ROCHESTER, MINNESOTA HEALTH
       CARE FACILITIES RB TOB Series
       177 2.78%, 07/07/01                            7,130               7,130
                                                                     ----------
                                                                        186,635

       MISSISSIPPI  1.0%

 @     MISSISSIPPI GO Refunding TOB
       2.78%, 07/07/01                               14,880              14,880

                                        SEE THE FINANCIAL NOTES, WHICH       29
                                        ARE INTEGRAL TO THIS INFORMATION.   ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
 @+    MISSISSIPPI BUSINESS FINANCE
       AUTHORITY IDRB (Clopay
       Building Products Co. Project)
       Series 1999 2.80%, 07/07/01                     3,300               3,300

 @+    MISSISSIPPI BUSINESS FINANCIAL
       CORP. IDRB (Electric Mills Wood
       Project) 2.90%, 07/07/01                        5,000               5,000

 @+    MISSISSIPPI BUSINESS FINANCIAL
       CORP. IDRB (Omega Motion
       Project) Series 1996 2.85%,
       07/07/01                                        6,000               6,000

 @+    MISSISSIPPI DEVELOPMENT BANK
       Special Obligation TOBP
       (PT-520) 2.76%, 07/07/01                       38,365              38,365

 @+    MISSISSIPPI HOSPITAL EQUIPMENT
       & FACILITIES AUTHORITY RB
       (Baptist Memorial Hospital
       Project) 2.70%, 07/07/01                       18,000              18,000

 @+    MISSISSIPPI S/F HFA TOB
       Series 1997G 2.83%, 07/07/01                   12,330              12,330
                                                                       ---------
                                                                          97,875

       MISSOURI  0.2%

 @+    MISSOURI HIGHER EDUCATION
       LOAN AUTHORITY Student Loan
       RB Series 1988A 2.75%,
       07/07/01                                        1,000               1,000

 @+    MISSOURI STATE DEVELOPMENT
       FINANCE BOARD IDRB (H.R.
       Williams Mill Supply Project)
       Series 1995 3.15%, 07/07/01                     3,100               3,100

 @+    MISSOURI STATE DEVELOPMENT
       FINANCE BOARD IDRB (Milbank
       Manufacturing Co. Project)
       3.05%, 07/07/01                                 3,000               3,000

 @+    MISSOURI STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
       Health Facilities RB (National
       Benevolent Association Project)
       2.65%, 07/07/01                                 2,750               2,750

 @+    MISSOURI STATE HOUSING
       DEVELOPMENT COMMISSION
       Mortgage RB TOBP (PA-847)
       2.82%, 07/07/01                                 6,725               6,725

 @+    ST. CLAIR, MISSOURI IDA RB
       (Private Dynaquip) 2.75%,
       07/07/01                                        1,000               1,000

 @+    ST. LOUIS, MISSOURI IDA RB
       (Kessler Container Project)
       2.75%, 07/07/01                                 2,500               2,500

 @+    WASHINGTON, MISSOURI IDA RB
       (Pauwels Transformer Project)
       2.98%, 07/07/01                                 3,400               3,400
                                                                       ---------
                                                                          23,475

       MONTANA  0.1%

 @+    CLAY COUNTY, MONTANA IDRB
       (KC Salad Real Estate Project)
       2.80%, 07/07/01                                  2,000              2,000

  +    KANSAS CITY, MONTANA AIRPORT
       General Improvement Revenue
       Refunding Bond Series 1999A
       4.25%, 09/01/01                                 3,670               3,674

=@+    MONTANA STATE HEALTH FACILITY
       AUTHORITY RB (Health Care
       Pooled Loan Program Project)
       Series 1985A 3.15%, 07/01/01                    6,970               6,970
                                                                      ----------
                                                                          12,644

       NEBRASKA  0.6%

 @+    ABN AMRO MUNITOPS
       CERTIFICATES TRUST Unlimited GO
       TOB Series 2001-24 2.79%,
       07/07/01                                       21,000              21,000

 @+    DODGE COUNTY, NEBRASKA IDRB
       (Oilgear Project) 3.00%,
       07/07/01                                        1,950               1,950

 @+    NEBRASKA HIGHER EDUCATION
       LOAN PROGRAM RB (Nebhelp,
       Inc. Student Loan Project)
       Series 1988C 2.80%, 07/07/01                    4,150               4,150

 @+    NEBRASKA INVESTMENT FINANCE
       AUTHORITY S/F Housing Revenue
       Merlot TOB Series 2000O 2.85%,
       07/07/01                                        3,865               3,865

 o+    NEBRASKA INVESTMENT FINANCE
       AUTHORITY S/F Housing Revenue
       TOB Series 1998X 3.45%,
       09/27/01                                       10,735              10,735

 30    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
 +     NEBRASKA PUBLIC POWER DISTRICT
       Electric System Revenue
       Refunding Bond Series 1993A
       2.75%, 01/01/02                                 2,500              2,524

@+     STANTON COUNTY, NEBRASKA
       IDRB (Nucor Corp. Project)
       Series 1996 2.85%, 07/07/01                   10,500              10,500

@+     WASHINGTON COUNTY, NEBRASKA
       IDRB (Cargill Dow Polymers,
       LLC) 3.35%, 07/01/01                          11,900              11,900
                                                                      ---------
                                                                         66,624

       NEVADA  1.5%

@+     CLARK COUNTY, NEVADA Airport
       Improvement RB Sub Lien Series
       1995A2 2.75%, 07/07/01                          1,200               1,200

@+     CLARK COUNTY, NEVADA Economic
       Development RB (University of
       Nevada Las Vegas Project)
       2.75%, 07/07/01                                   835                 835

 +     CLARK COUNTY, NEVADA AIRPORT
       REVENUE SYSTEMS RB Sub Lien
       Series 1999B1 2.70%, 07/05/01                  42,160              42,160

 +     CLARK COUNTY, NEVADA
       PASSENGER FACILITIES RB (Las
       Vegas Macarran International
       Airport) Series 1995A 4.75%,
       07/01/01                                        2,000               2,000

@+     CLARK COUNTY, NEVADA SCHOOL
       DISTRICT GO TOB Series 378
       2.78%, 07/07/01                                 4,415               4,415

@+     CLARK COUNTY, NEVADA SCHOOL
       DISTRICT TOB Series 2000-5
       2.78%, 07/07/01                                19,935              19,935

 +     LAS VAGAS VALLEY, NEVADA WATER
       DISTRICT GO TECP Series A
           2.70%, 10/03/01                            40,000              40,000
           2.65%, 10/04/01                            13,400              13,400

@+     NEVADA HOUSING DIVISION M/F
       Housing RB (Apache Pines
       Apartments Project) Series
       1999A 2.80%, 07/07/01                           7,415               7,415

@+     NEVADA HOUSING DIVISION M/F
       Housing RB Series 1989A
       2.70%, 07/07/01                                 5,400               5,400

@+     NEVADA HOUSING DIVISION Multi-
       Unit Housing RB (Banbridge
       Apartment Project) Series
       2000A 2.80%, 07/07/01                           3,960               3,960

@+     NEVADA HOUSING DIVISION Multi-
       Unit Housing RB (City Center
       Project) Series 2000A 2.80%,
       07/07/01                                        9,350               9,350
                                                                       ---------
                                                                         150,070

       NEW HAMPSHIRE  0.2%

@+     NEW HAMPSHIRE STATE HFA S/F
       Housing RB TOB Series 1998G
       2.83%, 07/07/01                                 9,505               9,505

o+     NEW HAMPSHIRE STATE HFA S/F
       Housing RB TOB Series 1998U
       2.75%, 09/20/01                                 9,785               9,785
                                                                       ---------
                                                                          19,290

       NEW JERSEY 0.4%

@+     ESSEX COUNTY, NEW JERSEY
       PUBLIC IMPROVEMENT AUTHORITY
       RB (County Asset Sale Project)
       Series 1995 2.60%, 07/07/01                     1,000               1,000

@+     NEW JERSEY ECONOMIC
       DEVELOPMENT AUTHORITY Natural
       Gas Facilities Revenue
       Refunding Bond (New Jersey
       Natural Gas Co. Project) Series
       1998B 2.45%, 07/07/01                           6,000               6,000

@+     NEW JERSEY HEALTH CARE TOBP
       (PA-504) Series 1998B 2.53%,
       07/07/01                                       10,000              10,000

 +     NEW JERSEY HEALTH CARE
       FACILITIES FINANCING AUTHORITY
       Revenue Refunding Bond
       (Kennedy Health Systems)
       Series 1998B 4.62%, 07/01/01                    1,135               1,135

@+     NEW JERSEY STATE TOB Series
       316 2.58%, 07/07/01                               450                 450

o+     NEW JERSEY STATE HOUSING &
       MORTGAGE FINANCE AGENCY
       Revenue TOBP (PT-285) 4.45%,
       08/09/01                                          965                 965

                                        SEE THE FINANCIAL NOTES, WHICH        31
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                  FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE                ($ x 1,000)        ($ x 1,000)
 @     NEW JERSEY STATE TRANSPORTATION
       CORP. TOB Series 148 2.53%,
       07/07/01                                          305                305

@+     NEW JERSEY STATE TURNPIKE
       AUTHORITY RB TOBP (PA-719)
       2.58%, 07/07/01                                 2,795              2,795

@+     NEW JERSEY STATE TURNPIKE
       AUTHORITY RB TOBP (PA-824R)
       2.58%, 07/07/01                                10,500             10,500

@+     PORT AUTHORITY OF NEW YORK &
       NEW JERSEY TOB Series 2000Z
       2.75%, 07/07/01                                 5,085              5,085
                                                                      ---------
                                                                         38,235

       NEW MEXICO 0.7%

@+     ALBUQUERQUE, NEW MEXICO
       AIRPORT Governmental Purpose
       RB Sub Lien Series 2000A
       2.65%, 07/07/01                                 6,800              6,800

@+     ALBUQUERQUE, NEW MEXICO
       AIRPORT RB Sub Lien Series
       1996A 2.70%, 07/07/01                          12,600             12,600

@+     BELEN, NEW MEXICO IDRB (Solo
       Cup, Inc. Project) 2.85%,
       07/07/01                                        3,250              3,250

@+     NEW MEXICO STATE HIGHWAY
       COMMISSION RB Sub Lien
       Series 1996 2.65%, 07/07/01                    36,965             36,965

@+     SANTA FE, NEW MEXICO GROSS
       RECEIPTS TAX RB (Wastewater
       Systems) Series 1997B 2.70%,
       07/07/01                                       17,200             17,200
                                                                      ---------
                                                                         76,815

       NEW YORK  2.2%

@+     DUTCHESS COUNTY, NEW YORK
       IDA Civic Facilities RB (Trinity
       Pawling School Corp. Project)
       2.55%, 07/07/01                                 1,900              1,900

@+     LONG ISLAND, NEW YORK POWER
       AUTHORITY Electric System RB
       TOB Series 1998A 2.58%,
       07/07/01                                       10,970             10,970

@+     LONG ISLAND, NEW YORK POWER
       AUTHORITY Electric System RB
       TOB Series 338 2.60%,
       07/07/01                                       22,695             22,695

@+     LONG ISLAND, NEW YORK POWER
       AUTHORITY Electric System RB
       TOBP (PA-565) 2.58%, 07/07/01                   5,000              5,000

o+     MACON, NEW YORK STATE
       MANAGEMENT AGENCY RB TOB
       Series 1999H 3.25%, 09/27/01                   14,995             14,995

@+     NEW YORK CITY, NEW YORK GO
       Merlot TOB (CoreStates
       Program) Series 1997C 2.73%,
       07/07/01                                       17,825             17,825

@+     NEW YORK CITY, NEW YORK
       HOUSING DEVELOPMENT CORP.
       M/F Mortgage RB (15th Street
       Development Project) Series
       2000A 2.60%, 07/07/01                          23,000             23,000

@+     NEW YORK CITY, NEW YORK IDA
       IDRB (Allway Tools, Inc. Project)
       2.70%, 07/07/01                                 1,780              1,780

@+     NEW YORK CITY, NEW YORK
       MUNICIPAL WATER FINANCE
       AUTHORITY Water & Sewer
       Systems RB TOB Series 158
       2.60%, 07/07/01                                 9,995              9,995

@+     NEW YORK CITY, NEW YORK TRANSIT
       CULTURAL RESOURCE RB (American
       Museum of Natural History
       Project) Series 1999B 4.50%,
       07/01/01                                       12,000             12,000

@+     NEW YORK CITY, NEW YORK
       TRANSITIONAL FINANCE AUTHORITY
       Future Tax Secured TOB Series
       1999B 2.73%, 07/07/01                          14,845             14,845

@+     NEW YORK STATE ENERGY
       RESEARCH & DEVELOPMENT
       AUTHORITY Pollution Control
       Revenue Refunding Bond
       (Orange & Rockland Utilities,
       Inc. Project) Series 1994A
       2.35%, 07/07/01                                   900                900

@+     NEW YORK STATE HFA Housing
       RB (Union Square South
       Housing Project) 2.50%,
       07/07/01                                       14,600             14,600

@+     NEW YORK STATE HFA RB (101
       West End Avenue Project)
       Series 1999A 2.60%, 07/07/01                    1,200              1,200

 32    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                               FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE             ($ x 1,000)        ($ x 1,000)
@+     NEW YORK STATE HFA RB Series
       1997A 2.50%, 07/07/01                        17,600              17,600

@+     NEW YORK STATE LOCAL
       GOVERNMENT ASSISTANCE CORP.
       RB Series 1995F 2.40%, 07/07/01                 700                 700

 +     NEW YORK STATE MORTGAGE
       AGENCY RB Series 2000K
       2.58%, 07/05/01                               7,420               7,420

@+     NEW YORK STATE MORTGAGE
       AGENCY Revenue TOB Series
       1999F 2.58%, 07/07/01                        10,700              10,700

@+     PORT AUTHORITY OF NEW YORK &
       NEW JERSEY Special Obligation
       RB TOP 2.68%, 07/07/01                       16,530              16,530

       SACHEM, NEW YORK CENTRAL
       SCHOOL DISTRICT Holbrook BAN
       3.76%, 07/26/01                               8,880               8,884

       TRIBOROUGH BRIDGE & TUNNEL
       AUTHORITY, NEW YORK General
       Purpose Revenue BAN Series
       2001A-1 3.26%, 01/17/02                      10,000              10,092

@+     YONKERS, NEW YORK IDA Civic
       Facilities RB (Consumers Union
       Facility Project) 2.50%, 07/07/01               480                 480
                                                                     ---------
                                                                       224,111

       NORTH CAROLINA  2.1%

@+     BUNCOMBE COUNTY, NORTH
       CAROLINA SCHOOL GO
       Series 2000C 2.75%, 07/07/01                 14,000              14,000

@+     BURKE COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES POLLUTION
       CONTROL FINANCING AUTHORITY
       IDRB (Bauer Industries, Inc.
       Project) 2.90%, 07/07/01                      2,955               2,955

@+     CHARLOTTE, NORTH CAROLINA
       AIRPORT Revenue Refunding
       Bond Series 1997A 2.70%,
       07/07/01                                     32,090              32,090

@+     FORSYTH COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       RB (Plymouth Printing Project)
       2.85%, 07/07/01                               1,890               1,890

@+     GATES COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       IDRB (Coxe-Lewis Project)
       2.90%, 07/07/01                               1,705               1,705

@+     GUILFORD COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       RB (Crescent Sleep Project)
       3.15%, 07/07/01                               5,900               5,900

@+     GUILFORD COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       RB (Culp, Inc. Project) 2.80%,
       07/07/01                                      3,825               3,825

@+     GUILFORD COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       RB (Neal Manufacturing Project)
       2.75%, 07/07/01                               2,400               2,400

@+     GUILFORD COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       RB (Vitafoam, Inc. Project)
       2.80%, 07/07/01                               5,500               5,500

@+     HERTFORD COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       IDRB (Nucor Corp. Project)
       Series 2000 2.80%, 07/07/01                  17,500              17,500

@+     HERTFORD COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY
       IDRB (Nucor Corp. Project)
       Series 2000A 2.85%, 07/07/01                 26,500              26,500

@+     JOHNSTON COUNTY, NORTH
       CAROLINA INDUSTRIAL FACILITIES &
       POLLUTION CONTROL FINANCING
       AUTHORITY IDRB (Walthom Group
       Project) 2.95%, 07/07/01                      1,490               1,490

@+     JOHNSTON COUNTY, NORTH
       CAROLINA INDUSTRIAL FACILITIES &
       POLLUTION CONTROL FINANCING
       AUTHORITY RB (Flanders Corp.
       Project) 2.80%, 07/07/01                      4,500               4,500

                                        SEE THE FINANCIAL NOTES, WHICH       33
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                              FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE            ($ x 1,000)        ($ x 1,000)
@+     NORTH CAROLINA CAPITAL
       FACILITIES FINANCE AGENCY
       Capital Facilities RB (Durham
       Academy Project) 2.70%,
       07/07/01                                    24,000               24,000

@+     NORTH CAROLINA EDUCATIONAL
       FACILITIES FINANCE AGENCY RB
       (Davidson College) Series
       2000B 2.70%, 07/07/01                       19,000               19,000

@+     NORTH CAROLINA EDUCATIONAL
       FACILITIES FINANCE AGENCY RB
       (Cannon School Project) 2.70%,
       07/07/01                                     6,450                6,450

@+     NORTH CAROLINA EDUCATIONAL
       FACILITIES FINANCE AGENCY RB
       (High Point University Project)
       2.70%, 07/07/01                              5,310                5,310

@+     NORTH CAROLINA EDUCATIONAL
       FACILITIES FINANCE AGENCY RB
       (Queens College) Series 1999B
       2.70%, 07/07/01                              6,270                6,270

@+     NORTH CAROLINA MEDICAL CARE
       COMMUNITY HOSPITAL Health
       Care Facilities RB (Presbyterian
       Home) 2.70%, 07/07/01                        5,500                5,500

@+     NORTH CAROLINA STATE PUBLIC
       SCHOOL BUILDING TOBP Series
       249 2.76%, 07/07/01                          2,500                2,500

@+     ROCKINGHAM COUNTY, NORTH
       CAROLINA INDUSTRIAL FACILITIES &
       POLLUTION CONTROL FINANCING
       AUTHORITY IDRB (McMichael
       Mills Project) 2.90%, 07/07/01               4,300                4,300

@+     ROWAN COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES POLLUTION
       CONTROL FINANCING AUTHORITY
       (Taylor-Clay Products Project)
       2.80%, 07/07/01                              4,700                4,700

@+     SAMPSON COUNTY, NORTH
       CAROLINA INDUSTRIAL FACILITIES &
       POLLUTION CONTROL FINANCING
       AUTHORITY IDRB (Crumpler
       Plastic Project) 2.80%, 07/07/01             4,100                4,100

@+     UNION COUNTY, NORTH CAROLINA
       INDUSTRIAL FACILITIES & POLLUTION
       CONTROL FINANCING AUTHORITY RB
       (Rock-Tenn Converting County
       Project) Series 1997 2.80%,
       07/07/01                                     1,750                1,750

@+     WAKE COUNTY, NORTH CAROLINA
       HOUSING AUTHORITY M/F Housing
       RB (Walnut Ridge Apartments
       Project) 2.80%, 07/07/01                    10,075               10,075

@+     WILMINGTON, NORTH CAROLINA
       HOUSING AUTHORITY M/F Housing
       RB (Garden Lake Estates
       Project) Series 1999 2.80%,
       07/07/01                                     7,280                7,280
                                                                     ---------
                                                                       221,490

       NORTH DAKOTA  0.3%

 +     NORTH DAKOTA STATE HFA
       Housing Finance Program RB
       Series 2001B 3.35%, 03/01/02                17,000               17,000

@+     RICHLAND COUNTY, NORTH DAKOTA
       IDRB (Minn-Dak Farmers Co-Op
       Project) Series 1986B 3.00%,
       07/07/01                                      875                  875

@+     RICHLAND COUNTY, NORTH DAKOTA
       Solid Waste Disposal RB (Minn-
       Dak Farmers Co-Op Project)
       Series 1996A 3.00%, 07/07/01                9,620                9,620
                                                                    ---------
                                                                       27,495

       OHIO  0.7%

@+     CLEVELAND, OHIO AIRPORT SYSTEM
       RB Series 1997D 2.70%,
       07/07/01                                   21,670               21,670

@+     CUYAHOGA COUNTY, OHIO
       Economic Development RB
       (Hathaway Brown School
       Project) Series 1999 2.73%,
       07/07/01                                   14,650               14,650

@+     OHIO AIR QUALITY DEVELOPMENT
       AUTHORITY RB (JMG Funding, LP)
       Series 1994A 2.85%, 07/07/01                2,900                2,900

@+     OHIO AIR QUALITY DEVELOPMENT
       AUTHORITY RB (Ltd. Partnership
       Project) Series 1994B 2.70%,
       07/07/01                                   14,400               14,400

 34    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                              FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE            ($ x 1,000)        ($ x 1,000)
@+     OHIO HOUSING FINANCE AGENCY
       Mortgage RB TOB Series
       2000AA 2.85%, 07/07/01                       5,980               5,980

@+     OHIO HOUSING FINANCE AGENCY
       Mortgage RB TOBP (PA-806)
       2.82%, 07/07/01                              4,285               4,285

@+     OHIO HOUSING FINANCE AGENCY
       Resident Mortgage TOBP
       (PA-758) 2.82%, 07/07/01                     3,950               3,950
                                                                    ---------
                                                                       67,835

       OKLAHOMA  1.6%

@+     CREEK COUNTY, OKLAHOMA
       INDUSTRIAL AUTHORITY IDRB
       (Henry Vogt Mach Project)
       Series 1990 2.90%, 07/07/01                  6,500               6,500

@+     GARFIELD COUNTY, OKLAHOMA
       IDRB (Bank of Commerce
       Group, Inc. Project) 2.75%,
       07/07/01                                     7,265               7,265

@+     MULDROW, OKLAHOMA PUBLIC
       WORKS AUTHORITY IDRB
       (Oklahoma Foods Project)
       3.05%, 07/07/01                              6,500               6,500

       OKLAHOMA CITY, OKLAHOMA
       INDUSTRIAL CULTURAL FACILITIES
       Trust Health Care TECP Series
       1998B 3.00%, 08/09/01                       18,335              18,335

@+     OKLAHOMA COUNTY, OKLAHOMA
       INDUSTRIAL AUTHORITY RB
       (National Cowboy Hall of Fame
       Project) Series 1999 2.65%,
       07/07/01                                     2,260               2,260

@+     OKLAHOMA DEVELOPMENT
       FINANCE AUTHORITY RB (Shawnee
       Funding, Ltd.) 2.80%, 07/07/01               4,000               4,000

@+     OKLAHOMA STATE STUDENT LOAN
       AUTHORITY RB Series 1996A
       3.10%, 07/07/01                             31,980              31,980

@+     OKLAHOMA STATE STUDENT LOAN
       AUTHORITY RB Series 1997A
       2.75%, 07/07/01                             33,000              33,000

@+     OKLAHOMA STATE STUDENT LOAN
       AUTHORITY RB Series 1998A
       2.75%, 07/07/01                             25,100              25,100

@+     OKLAHOMA STATE STUDENT LOAN
       AUTHORITY RB Series 2000A-4
       2.75%, 07/07/01                             20,945              20,945

 +     TULSA COUNTY, OKLAHOMA
       CRIMINAL JUSTICE AUTHORITY
       Sales Tax RB (First Mortgage)
       3.20%, 09/01/01                              6,960               6,984

@+     TULSA, OKLAHOMA INDUSTRIAL
       AUTHORITY Hospital RB (YMCA
       of Greater Tulsa Project) Series
       1999 2.65%, 07/07/01                         2,800               2,800
                                                                    ---------
                                                                      165,669

       OREGON  0.8%

@+     GILLIAM COUNTY, OREGON Solid
       Waste Disposal RB (Waste
       Management Project) Series
       2000A 2.95%, 07/07/01                       10,000              10,000

@+     OREGON STATE ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Kettle Foods Project) Series
       186 2.89%, 07/07/01                          6,155               6,155

@+     OREGON STATE ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Newsprint Co. Project) Series
       202 3.45%, 07/01/01                          5,000               5,000

@+     OREGON STATE ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Pendleton Flour Mills Project)
       Series 1982 2.90%, 07/07/01                  5,815               5,815

@+     OREGON STATE ECONOMIC
       DEVELOPMENT COMMISSION
       Economic & IDRB 2.75%,
       07/07/01                                     4,100               4,100

       OREGON STATE HOUSING &
       COMMUNITY SERVICES
       DEPARTMENT S/F Mortgage RB
       Series 2001D
           3.20%, 09/01/01                          5,000               5,000
           3.20%, 03/28/02                          4,000               4,000

@+     PORT OF PORTLAND, OREGON
       SPECIAL OBLIGATION RB (Portland
       Bulk Terminals, LLC Project)
       2.75%, 07/07/01                             28,000              28,000

                                        SEE THE FINANCIAL NOTES, WHICH       35
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

JGSCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                              FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE            ($ x 1,000)        ($ x 1,000)
@+     PORT OF PORTLAND, OREGON
       SPECIAL OBLIGATION RB (Portland
       Bulk Terminals, LLC Project)
       Series 1999 2.75%, 07/07/01                  6,000               6,000

@+     PORTLAND, OREGON M/F Housing
       RB (Village of Lovejoy Fountain)
       2.89%, 07/07/01                              7,000               7,000
                                                                    ---------
                                                                       81,070

       PENNSYLVANIA  6.6%

@+     ABN AMRO MUNITOPS
       CERTIFICATES TRUST GO TOB
       Series 2001-5 2.77%, 07/07/01                8,645               8,645

@+     ABN AMRO MUNITOPS
       CERTIFICATES TRUST Unlimited GO
       TOB Series 2001-18 2.77%,
       07/07/01                                     3,000               3,000

@+     ALLEGHENY COUNTY,
       PENNSYLVANIA IDA Economic
       Development RB (Saureisen,
       Inc. Project) 3.05%, 07/07/01                  185                 185

@+     ALLEGHENY COUNTY,
       PENNSYLVANIA IDA RB 3.50%,
       07/01/01                                       300                 300

@+     ALLEGHENY COUNTY,
       PENNSYLVANIA IDA RB
       (Longwood at Oakmont) 3.50%,
       07/01/01                                     1,000               1,000

@+     ALLEGHENY COUNTY,
       PENNSYLVANIA IDA RB (USX
       Corp. Project) 2.70%, 07/07/01              11,700              11,700

@+     ALLEGHENY COUNTY,
       PENNSYLVANIA IDA RB Series
       1997C 3.50%, 07/01/01                        7,400               7,400

@+     CAMBRIA COUNTY, PENNSYLVANIA
       IDA Resource Recovery RB
       (Cambria Cogen Co. Project)
       2.70%, 07/07/01                             16,390              16,390

@+     CAMBRIA COUNTY, PENNSYLVANIA
       IDA Resource Recovery RB
       (Cambria Cogen Co. Project)
       Series 1998A1 2.70%, 07/07/01               62,500              62,500

       CLARION COUNTY, PENNSYLVANIA
       IDA RB TECP 2.70%, 10/04/01                  8,300               8,300

@+     DAUPHIN COUNTY, PENNSYLVANIA
       GENERAL AUTHORITY RB
       (Education & Health Loan
       Program) Series 1997 2.76%,
       07/07/01                                     8,790               8,790

 +     DAUPHIN COUNTY, PENNSYLVANIA
       GENERAL AUTHORITY RB (School
       District Pooled Financing
       Program II) 2.85%, 09/01/01                  5,200               5,213

@+     DELAWARE COUNTY, PENNSYLVANIA
       IDA RB (YMCA of Philadelphia
       Project) Series 1999 2.75%,
       07/07/01                                     1,630               1,630

@+     DELAWARE RIVER PORT AUTHORITY
       OF PENNSYLVANIA & NEW JERSEY
       RB TOBP (PA-606) 2.53%,
       07/07/01                                     3,400               3,400

@+     EASTON, PENNSYLVANIA CITY
       SCHOOL DISTRICT GO 2.76%,
       07/07/01                                     4,500               4,500

@+     HARRISBURG, PENNSYLVANIA
       AUTHORITY RB 2.76%, 07/07/01                25,000              25,000

 +     MONTGOMERY COUNTY,
       PENNSYLVANIA IDA Pollution
       Control Revenue TECP
           3.20%, 07/17/01                         30,000              30,000
           2.65%, 10/04/01                         30,560              30,560

@+     MONTGOMERY COUNTY,
       PENNSYLVANIA IDA RB (Seton
       Medical Co.) 2.80%, 07/07/01                 3,500               3,500

@+     MONTGOMERY COUNTY,
       PENNSYLVANIA REDEVELOPMENT
       AUTHORITY M/F Housing Revenue
       Refunding Bond (Glenmore
       Association Project) Series A
       2.80%, 07/07/01                              3,350               3,350

 @     PENNSYLVANIA CONVENTION
       CENTER AUTHORITY RB TOBP
       (PT-1224) 2.71%, 07/07/01                    2,400               2,400

 +     PENNSYLVANIA ECONOMIC
       DEVELOPMENT FINANCE AUTHORITY
       Exempt Facilities RB (Amtrak
       Project) Series 2001B 3.10%,
       11/01/01                                     6,500               6,500

 36    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
@+    PENNSYLVANIA ENERGY
       DEVELOPMENT AUTHORITY RB
       (B&W Ebensburg Project)
       Series 1986 2.70%, 07/07/01                16,175              16,175

@+     PENNSYLVANIA ENERGY
       DEVELOPMENT AUTHORITY RB
       (Piney Creek Project) Series
       1986A 2.70%, 07/07/01                       4,000               4,000

@+     PENNSYLVANIA HFA S/F
       Mortgage RB TOBP (PT-278)
       Series 1999-66A 2.78%,
       07/07/01                                   10,210              10,210

@+     PENNSYLVANIA HFA S/F
       Mortgage RB TOBP (PT-119A)
       Series 1997 2.82%, 07/07/01                 8,054               8,054

o+     PENNSYLVANIA HFA TOB Series
       1998Y 3.40%, 09/27/01                      10,000              10,000

@+     PENNSYLVANIA HFA TOB Series
       1999U 2.81%, 07/07/01                      19,505              19,505

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 1988A 3.10%,
       07/07/01                                   13,300              13,300

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 1988B 2.80%,
       07/07/01                                   20,000              20,000

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 1994A 2.80%,
       07/07/01                                   23,000              23,000

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 1997A 2.95%,
       07/07/01                                   20,000              20,000

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 1999A 2.70%,
       07/07/01                                   70,600              70,600

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 2000A 2.95%,
       07/07/01                                   27,200              27,200

@+     PENNSYLVANIA HIGHER EDUCATION
       ASSISTANCE AGENCY Student
       Loan RB Series 2001A 2.95%,
       07/07/01                                   22,500              22,500

@+     PENNSYLVANIA HIGHER
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Ursinus College) 2.65%,
       07/07/01                                    2,800               2,800

@+     PENNSYLVANIA STATE OF
       COMMONWEALTH TOB Series
       1997C 2.78%, 07/07/01                       1,000               1,000

@+     PENNSYLVANIA STATE PUBLIC
       SCHOOL BUILDING AUTHORITY RB
       (Parkland School District) Series
       1999D 2.76%, 07/07/01                       4,495               4,495

@+     PENNSYLVANIA STATE UNIVERSITY,
       PENNSYLVANIA RB Series 2001A
       2.70%, 07/07/01                             5,000               5,000

@+     PHILADELPHIA, PENNSYLVANIA
       GAS WORKS RB TOBP (PA-877)
       2.73%, 07/07/01                             4,495               4,495

@+     PHILADELPHIA, PENNSYLVANIA
       HOSPITALS & HIGHER EDUCATION
       FACILITIES AUTHORITY RB (Wills
       Eye Hospital Project) 2.80%,
       07/07/01                                   11,000              11,000

o+     PHILADELPHIA, PENNSYLVANIA IDA
       Airport RB TOB Series 1998A
       3.25%, 08/16/01                            14,710              14,710

@+     PHILADELPHIA, PENNSYLVANIA IDA
       RB (30th Street Station Project)
       Series 1987 3.80%, 07/07/01                11,350              11,350

@+     PHILADELPHIA, PENNSYLVANIA IDA
       RB (City Line Holiday Inn
       Project) Series 1996 2.75%,
       07/07/01                                    6,000               6,000

@+     PHILADELPHIA, PENNSYLVANIA
       WATER & WASTE RB Series
       1997B 2.60%, 07/07/01                       2,310               2,310

@+     QUAKERTOWN, PENNSYLVANIA
       GENERAL AUTHORITY RB (Pooled
       Financing Program) Series A
       2.70%, 07/07/01                            15,812              15,812

                                        SEE THE FINANCIAL NOTES, WHICH       37
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
@+     QUAKERTOWN, PENNSYLVANIA
       GENERAL AUTHORITY RB (Pooled
       Financing Program) Series
       1998A 2.70%, 07/07/01                       3,665               3,665

@+     QUAKERTOWN, PENNSYLVANIA
       HOSPITAL AUTHORITY Hospital RB
       (Hospital Pooled Financing
       Group) 2.70%, 07/07/01                     44,900              44,900

@+     SCHUYLKILL COUNTY,
       PENNSYLVANIA IDA Resource
       Recovery RB (Gilberton Power
       Project) Series 1985 2.65%,
       07/07/01                                      995                 995

@+     WASHINGTON COUNTY,
       PENNSYLVANIA AUTHORITY Lease
       RB (Girard Estate Refunding
       Project) Series 1999 2.80%,
       07/07/01                                   33,265              33,265

@+     WASHINGTON COUNTY,
       PENNSYLVANIA AUTHORITY Lease
       RB (Municipal Facilities) Series
       1995B-1 2.85%, 07/07/01                     7,022               7,022

@+     WEST CORNWALL TOWNSHIP,
       PENNSYLVANIA MUNICIPAL
       AUTHORITY RB (Lebanon Valley
       Crethren) 2.70%, 07/07/01                   1,720               1,720
                                                                   ---------
                                                                     679,346

       PUERTO RICO 0.1%

@+     PUERTO RICO COMMONWEALTH
       TOBP (PA-652) 2.53%, 07/07/01               6,000               6,000

@+     PUERTO RICO COMMONWEALTH
       HIGHWAY & TRANSPORTATION
       AUTHORITY Revenue TOBP
       (PA-605) 2.53%, 07/07/01                    2,410               2,410
                                                                   ---------
                                                                       8,410

       RHODE ISLAND  0.8%

o+     RHODE ISLAND HOUSING &
       MORTGAGE FINANCE CORP. TOB
       Series 1999E 3.48%, 10/04/01               19,020              19,020

@+     RHODE ISLAND STATE INDUSTRIAL
       FACILITIES CORP. IDRB
       (Greystone of Lincoln Project)
       3.05%, 07/07/01                             2,600               2,600

@+     RHODE ISLAND STATE STUDENT
       LOAN AUTHORITY Higher
       Education Loan RB Series
       1995-1 2.75%, 07/07/01                     12,300              12,300

@+     RHODE ISLAND STATE STUDENT
       LOAN AUTHORITY Higher
       Education Loan RB Series
       1996-2 2.75%, 07/07/01                     10,000              10,000

@+     RHODE ISLAND STATE STUDENT
       LOAN AUTHORITY Higher
       Education Loan RB Series
       1996-3 2.75%, 07/07/01                     20,400              20,400

 +     RHODE ISLAND STATE STUDENT
       LOAN AUTHORITY RB 2.90%,
       06/01/02                                   19,000              19,000
                                                                   ---------
                                                                      83,320

       SOUTH CAROLINA  1.5%

       CHARLESTON COUNTY, SOUTH
       CAROLINA SCHOOL DISTRICT BAN
       3.22%, 10/01/01                            65,000              65,045

@+     GREENVILLE, SOUTH CAROLINA
       COUNTY & CITY IDRB (Stevens
       Aviation Technology Services
       Project) 2.85%, 07/07/01                    3,500               3,500

@+     SOUTH CAROLINA ECONOMIC
       DEVELOPMENT AUTHORITY Hospital
       Facility RB (Sanders Brothers
       Construction Project) 2.85%,
       07/07/01                                    1,750               1,750

@+     SOUTH CAROLINA JOBS ECONOMIC
       DEVELOPMENT AUTHORITY IDRB
       (Electric City Printing Project)
       2.85%, 07/07/01                             2,400               2,400

@+     SOUTH CAROLINA JOBS ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Brown Packaging Co. Project)
       2.85%, 07/07/01                             3,300               3,300

@+     SOUTH CAROLINA JOBS ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Specialty Minerals Project)
       2.80%, 07/07/01                             4,600               4,600

@+     SOUTH CAROLINA JOBS ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Thomas & Betts Corp. Project)
       2.85%, 07/07/01                             3,250               3,250

 38    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                          FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE        ($ x 1,000)        ($ x 1,000)
       SOUTH CAROLINA PUBLIC SERVICE
       AUTHORITY RB Series 1991B
       3.68%, 07/01/01                          8,925               9,104

       SOUTH CAROLINA PUBLIC SERVICE
       AUTHORITY TECP
           2.90%, 07/09/01                      5,000               5,000
           3.35%, 07/12/01                     10,000              10,000

@+     SOUTH CAROLINA STATE HOUSING
       FINANCE & DEVELOPMENT
       AUTHORITY M/F Housing RB
       (Ashley Apartments Project)
       Series 1999 2.80%, 07/07/01              4,300               4,300

@+     SOUTH CAROLINA STATE HOUSING
       FINANCE & DEVELOPMENT
       AUTHORITY M/F Rental Housing
       RB (Peidmont Project) Series
       2000B-1 2.80%, 07/07/01                  5,755               5,755

@+     SOUTH CAROLINA STATE HOUSING
       FINANCE & DEVELOPMENT
       AUTHORITY M/F Rental Housing
       RB (Spartanburg Project) Series
       2000C-1 2.80%, 07/07/01                  1,960               1,960

 +     SOUTH CAROLINA STATE PUBLIC
       SERVICE AUTHORITY Revenue
       Refunding Bond Series 1995A
       3.22%, 01/01/02                          3,450               3,501

 @     SOUTH CAROLINA TRANSPORTATION
       INFRASTRUCTURE RB TOB Series
       1999A 2.78%, 07/07/01                   22,610              22,610

@+     SPARTANBURG COUNTY, SOUTH
       CAROLINA IDA RB (Bemis, Inc.)
       2.75%, 07/07/01                          4,750               4,750
                                                                ---------
                                                                  150,825
       SOUTH DAKOTA  0.3%

       SOUTH DAKOTA HDA
       Homeownership Mortgage RB
       Series 2000K 4.40%, 11/08/01             6,400               6,400

       SOUTH DAKOTA HDA
       Homeownership Mortgage RB
       Series 2001C 3.25%, 04/03/02             8,200               8,200

@+     SOUTH DAKOTA STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
       RB (McKenna Hospital) Series
       1994 2.80%, 07/07/01                    15,930              15,930
                                                                ---------
                                                                   30,530

       TENNESSEE  2.1%

@+     BLOUNT COUNTY, TENNESSEE IDB
       IDRB (Advance Crystal
       Technology, Inc. Project) 2.80%,
       07/07/01                                 3,000               3,000

@+     BRISTOL, TENNESSEE HEALTH &
       EDUCATIONAL FACILITIES BOARD
       RB (Kings College Project)
       2.65%, 07/07/01                          7,650               7,650

@+     CHATTANOOGA, TENNESSEE IDRB
       (National Print Group, Inc.
       Project) 2.85%, 07/07/01                 2,200               2,200

@+     CHATTANOOGA, TENNESSEE HEALTH
       EDUCATION & HOUSING FACILITY
       BOARD RB (Baylor School
       Project) 2.70%, 07/07/01                 2,135               2,135

@+     FRANKLIN COUNTY, TENNESSEE
       IDRB (Hi-Tech Project) Series
       1997 2.80%, 07/07/01                     5,600               5,600

@+     GRUNDY COUNTY, TENNESSEE IDB
       Limited Obligation RB (Toyo
       Seat USA Corp. Project) 3.00%,
       07/07/01                                 4,500               4,500

@+     HUNTINGDON, TENNESSEE IDB
       IDRB (Associated Rubber Co.
       Project) Series 1999 2.80%,
       07/07/01                                 2,500               2,500

@+     JACKSON COUNTY, TENNESSEE
       SOLID WASTE FACILITIES IDRB
       (Ameristeel Corp. Project)
       2.75%, 07/07/01                          3,800               3,800

@+     MCMINN COUNTY, TENNESSEE IDB
       Solid Waste Disposal RB
       (Bowater, Inc. Project) 2.85%,
       07/07/01                                13,500              13,500

 +     MEMPHIS-SHELBY COUNTY,
       TENNESSEE AIRPORT AUTHORITY
       Airport Revenue Refunding
       Bond Series 1997A 2.89%,
       02/15/02                                 1,000               1,014

@+     METROPOLITAN NASHVILLE &
       DAVIDSON COUNTY, TENNESSEE
       IDB IDRB (Bind Technologies,
       Inc.) 2.75%, 07/07/01                    3,550               3,550

                                           SEE THE FINANCIAL NOTES, WHICH    39
                                           ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                            FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE          ($ x 1,000)        ($ x 1,000)
@+     METROPOLITAN NASHVILLE &
       DAVIDSON COUNTY, TENNESSEE
       IDB M/F Housing IDRB (Arbor
       Crest) Series 1985B 2.75%,
       07/07/01                                  10,550              10,550

@+     METROPOLITAN NASHVILLE &
       DAVIDSON COUNTY, TENNESSEE
       IDB M/F Housing IDRB (Arbor
       Knoll) Series 1985A 2.75%,
       07/07/01                                   1,000               1,000

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY Local
       Government Public Improvement
       Bond Series 1995C1 2.70%,
       07/07/01                                   5,065               5,065

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1995E3 2.70%, 07/07/01                     2,235               2,235

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1996A 2.70%, 07/07/01                      7,000               7,000

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1996D1 2.70%, 07/07/01                     2,505               2,505

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1996E4 2.70%, 07/07/01                     2,845               2,845

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1996F1 2.70%, 07/07/01                     9,000               9,000

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1996F2 2.70%, 07/07/01                     7,555               7,555


@+    SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1996G 2.70%, 07/07/01                      6,030               6,030

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series
       1997I-A1 2.70%, 07/07/01                  10,000              10,000

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series II-C
       2.70%, 07/07/01                              945                 945

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series III-A
       3.45%, 07/01/01                            1,000               1,000

@+     SEVIER COUNTY, TENNESSEE
       PUBLIC BUILDING AUTHORITY
       Local Government Public
       Improvement Bond Series III-C1
       2.70%, 07/07/01                           10,090              10,090

       SHELBY COUNTY, TENNESSEE
       HEALTH EDUCATION & HOUSING
       BOARD RB TECP (Baptist
       Memorial Hospital Project)
       2.70%, 11/20/01                           15,000              15,008

@+     SHELBY COUNTY, TENNESSEE
       HEALTH, EDUCATION, & HOUSING
       FACILITIES BOARD Educational
       Facilities RB (Rhodes College)
       2.70%, 07/07/01                           10,000              10,000

@+     SHELBY COUNTY, TENNESSEE
       HEALTH, EDUCATION, & HOUSING
       FACILITIES BOARD M/F Housing
       RB Series 1997A 2.80%,
       07/07/01                                   5,000               5,000

@+     SUMNER COUNTY, TENNESSEE
       HEALTH, EDUCATION, & HOUSING
       FACILITIES BOARD RB (Hospital
       Alliance Pooled Program)
       Series 1999A 2.80%, 07/07/01              15,000              15,000

 40    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
@+     TENNESSEE VOLUNTEER STATE
       STUDENT LOAN FUNDING CORP.
       RB Series 1997A-3 2.70%,
       07/07/01                                      31,800              31,800

@+     TENNESSEE VOLUNTEER STATE
       STUDENT LOAN FUNDING CORP.
       RB Series A 2.70%, 07/07/01                   15,000              15,000
                                                                      ---------
                                                                        217,077
       TEXAS  16.6%

@+     AMARILLO, TEXAS HEALTH
       FACILITIES CORP. Hospital RB
       (High Plains Baptist Hospital)
       Series 1985 3.00%, 07/07/01                    3,000               3,000

@+     AMARILLO, TEXAS HEALTH
       FACILITIES CORP. Revenue
       Refunding Bond 2.80%,
       07/07/01                                       3,155               3,155

@+     AUSTIN, TEXAS INDEPENDENT
       SCHOOL DISTRICT TOB 2.78%,
       07/07/01                                      11,700              11,700

@+     AUSTIN, TEXAS WATER &
       WASTEWATER SYSTEMS RB TOB
       Series A63 2.80%, 07/07/01                     6,425               6,425

@+     BEXAR COUNTY, TEXAS HEALTH
       FACILITIES DEVELOPMENT CORP.
       RB (Chandler Memorial Home
       Project) Series 1995 2.76%,
       07/07/01                                       4,395               4,395

@+     BRAZOS RIVER, TEXAS HIGHER
       EDUCATION AUTHORITY RB Series
       1993B1 2.70%, 07/07/01                        32,700              32,700

@+     BRAZOS RIVER, TEXAS POLLUTION
       AUTHORITY Pollution Control
       Revenue Refunding Bond
       (Texas Utilities Electric) Series
       1997A 3.30%, 07/01/01                         40,300              40,300

@+     BROWNSVILLE COUNTY, TEXAS
       INDUSTRIAL DEVELOPMENT CORP.
       Revenue Refunding Bond (Rich
       Seapak Corp. Project) 2.80%,
       07/07/01                                       3,750               3,750

@+     CALHOUN COUNTY, TEXAS
       NAVIGATION DISTRICT Solid Waste
       Disposal RB (Formosa Plastics
       Corp. Project) 2.75%, 07/07/01                14,500              14,500


@+     COLLIN COUNTY, TEXAS HFA M/F
       Housing RB (Huntington
       Apartments Project) 2.83%,
       07/07/01                                       6,150               6,150

@+     DALLAS FORT WORTH, TEXAS
       INTERNATIONAL AIRPORT RB TOBP
       (PA-678) 2.82%, 07/07/01                       7,045               7,045

@+     DENTON, TEXAS UTILITY SYSTEMS
       RB TOB Series 369 2.78%,
       07/07/01                                       5,230               5,230

@+     EL PASO, TEXAS WATER & SEWER
       Revenue TOB Series 1999
       2.83%, 07/07/01                               13,260              13,260

@+     EULESS, TEXAS IDA RB (Ferguson
       Enterprises, Inc. Project) 2.75%,
       07/07/01                                       4,950               4,950

@+     GRAND PRAIRIE, TEXAS IDA IDRB
       (NTA Leasing Co. Project)
       Series 1994 2.80%, 07/07/01                    1,735               1,735

 +     GRAPEVINE, TEXAS INDUSTRIAL
       DEVELOPMENT CORP. Airport RB
       (Singer County Project) 3.30%,
       04/01/02                                      18,975              18,975

 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1992A 3.40%,
       02/01/02                                      32,500              32,500

 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1992B
           4.50%, 07/02/01                           14,000              14,000
           3.45%, 02/01/02                           30,200              30,200

 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1993A 3.25%,
       05/01/02                                      48,150              48,150

 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1993B1 3.45%,
       02/01/02                                      18,000              18,000

 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1995 3.25%,
       05/01/02                                      40,000              40,000

                                        SEE THE FINANCIAL NOTES, WHICH       41
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                 FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE               ($ x 1,000)        ($ x 1,000)
 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1995A 3.25%,
       05/01/02                                       11,700              11,700

 +     GREATER EAST TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1995B 4.50%,
       07/01/01                                       10,000              10,000

 +     GREATER EAST TEXAS STUDENT
       LOAN CORP. Student Loan RB
       Series 1996A 3.43%, 03/01/02                   56,000              56,000

@+     GULF COAST, TEXAS IDA RB
       (Gruma Corp. Project) 2.75%,
       07/07/01                                        6,440               6,440

@+     GULF COAST, TEXAS WASTE
       DISPOSAL AUTHORITY
       Environmental Facilities RB
       (ExxonMobil Project) Series
       2001A 3.35%, 07/01/01                           6,000               6,000

@+     GULF COAST, TEXAS WASTE
       DISPOSAL AUTHORITY Pollution
       Control Revenue Refunding
       Bond (Amoco Oil Co. Project)
       3.25%, 07/01/01                                 1,000               1,000

@+     HARRIS COUNTY, TEXAS HEALTH
       FACILITY DEVELOPMENT CORP.
       TOB 2.78%, 07/07/01                            14,850              14,850

@+     HARRIS COUNTY, TEXAS HOUSING
       FINANCE CORP. M/F Housing RB
       (Dominion Square Apartments
       Project) 2.83%, 07/07/01                        3,275               3,275

@+     HARRIS COUNTY, TEXAS HOUSTON
       SPORTS AUTHORITY Special Jr.
       Lien RB (Rodeo Project) Series
       2001C 2.65%, 07/07/01                          42,770              42,770

@+     HOUSTON, TEXAS PUBLIC
       IMPROVEMENT Revenue
       Refunding Bond TOB Series
       1998A 2.78%, 07/07/01                          21,655              21,655

 +     HOUSTON, TEXAS WATER & SEWER
       TECP Notes Series A 3.15%,
       07/24/01                                       40,000              40,000

@      KATY, TEXAS INDEPENDENT
       SCHOOL DISTRICT Unlimited Tax
       School Building TOB Series
       2000A 2.78%, 07/07/01                          10,145              10,145

@+     LAVACA-NAVIDAD RIVER
       AUTHORITY, TEXAS WATER SUPPLY
       SYSTEM CONTRACT RB (Formosa
       Plastics Corp. Project) 2.85%,
       07/07/01                                       13,600              13,600

       LOWER COLORADO RIVER
       AUTHORITY, TEXAS TECP Series A
           2.65%, 08/08/01                            14,100              14,100
           2.65%, 08/09/01                             2,400               2,400
           2.75%, 01/01/02                             3,000               3,100

@+     LUBBOCK, TEXAS EDUCATIONAL
       FACILITIES AUTHORITY RB
       (Lubbock Christian University
       Project) 2.75%, 07/07/01                        6,500               6,500

@+     MANSFIELD, TEXAS INDUSTRIAL
       DEVELOPMENT CORP. RB
       (Southern Champion Tray
       Project) Series 1999 2.80%,
       07/07/01                                        3,100               3,100

@+     MONTGOMERY COUNTY, TEXAS
       INDUSTRIAL DEVELOPMENT CORP.
       IDRB (Houston Area Research
       Center Project) 2.95%, 07/07/01                 6,800               6,800

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan RB Series 1996C 2.75%,
       07/07/01                                        5,600               5,600

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan RB Series 2000A 2.75%,
       07/07/01                                       43,000              43,000

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan RB Series 2001A 2.75%,
       07/07/01                                        4,405               4,405

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan RB Series 2001A
       2.75%, 07/07/01                                 9,000               9,000

 42    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                             FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE           ($ x 1,000)        ($ x 1,000)
@+    NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan Revenue Refunding Bond
       2.75%, 07/07/01                            38,000              38,000

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan Revenue Refunding Bond
       (Texas Student Loan Project)
       2.75%, 07/07/01                             9,000               9,000

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan Revenue Refunding Bond
       Series 1987A 2.70%, 07/07/01               87,750              87,750

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan Revenue Refunding Bond
       Series 1996A 2.75%, 07/07/01                7,400               7,400

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan Revenue Refunding Bond
       Series 1996B 2.75%, 07/07/01                4,000               4,000

@+     NORTH TEXAS HIGHER EDUCATION
       AUTHORITY Income Tax Student
       Loan Revenue Refunding Bond
       Series 1996D 2.75%, 07/07/01                4,000               4,000

@+     PANHANDLE PLAINS, TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1991A 2.70%,
       07/07/01                                   23,700              23,700

@+     PANHANDLE PLAINS, TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1992A 2.70%,
       07/07/01                                   15,500              15,500

@+     PANHANDLE PLAINS, TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1992A1 2.70%,
       07/07/01                                    2,400               2,400

@+     PANHANDLE PLAINS, TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1993A 2.70%,
       07/07/01                                   28,700              28,700

@+     PANHANDLE PLAINS, TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1995A 2.70%,
       07/07/01                                   20,600              20,600

@+     PANHANDLE PLAINS, TEXAS HIGHER
       EDUCATION AUTHORITY Student
       Loan RB Series 1997X 2.70%,
       07/07/01                                   19,300              19,300

@+     ROBERTSON COUNTY, TEXAS
       INDUSTRIAL DEVELOPMENT CORP.
       IDRB (Sanderson Farms
       Project) Series 1995 2.90%,
       07/07/01                                    3,700               3,700

@+     SABINE RIVER AUTHORITY, TEXAS
       Pollution Control Revenue
       Refunding Bond (Texas Utilities
       Project) Series 1997A 2.75%,
       07/07/01                                   24,300              24,300

@+     SAN ANTONIO, TEXAS IDA IDRB
       (Gruma Corp. Project) 2.75%,
       07/07/01                                    4,095               4,095

@+     SOUTH TEXAS HIGHER EDUCATION
       AUTHORITY Student Loan RB
       2.70%, 07/07/01                           106,700             106,700

@+     SOUTH TEXAS HIGHER EDUCATION
       AUTHORITY Student Loan RB
       Series 1997Z 2.70%, 07/07/01               12,000              12,000

@+     SOUTHEAST TEXAS HOUSING
       FINANCE CORP. TOBP (PT-165)
       2.82%, 07/07/01                            11,865              11,865

@+     SOUTHEAST TEXAS HOUSING
       FINANCE CORP. TOBP (PT-193)
       2.82%, 07/07/01                            12,100              12,100

@+     TEXAS A&M BOARD OF REGENTS
       PERMANENT UNIVERSITY FUND
       TOB 2.78%, 07/07/01                        28,445              28,445

@+     TEXAS CAPITAL HEALTH FACILITIES
       DEVELOPMENT CORP. RB (Island
       On Lake Travis, Ltd. Project)
       2.70%, 07/07/01                             8,500               8,500

@+     TEXAS DEPARTMENT OF HOUSING
       & COMMUNITY AFFAIRS
       Residential Meeting RB TOB
       Series 1999C 2.83%, 07/07/01               14,995              14,995

@+     TEXAS MUNICIPAL GAS CORP. Gas
       Reserve Senior Lien RB 2.65%,
       07/07/01                                   36,535              36,535

                                        SEE THE FINANCIAL NOTES, WHICH       43
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                             FACE VALUE         MKT. VALUE
      ISSUER, RATE, MATURITY DATE            ($ x 1,000)        ($ x 1,000)
@+    TEXAS STATE Refunding Bond
       (Veterans Housing Assistance
       Fund) Series 1995 2.60%,
       07/07/01                                    3,485               3,485

       TEXAS STATE TRAN
           2.70%, 08/31/01                        70,000              70,283
           3.04%, 08/31/01                         6,000               6,021
           4.18%, 08/31/01                           500                 501
           4.20%, 08/31/01                        13,790              13,812
           4.23%, 08/31/01                         1,630               1,633
           4.25%, 08/31/01                        21,000              21,033
           4.27%, 08/31/01                       200,000             200,314
           4.28%, 08/31/01                       140,000             140,217
           4.31%, 08/31/01                         1,000               1,001
           4.32%, 08/31/01                         6,400               6,409
           4.34%, 08/31/01                         2,000               2,003

       TEXAS STATE COLLEGE Student
       Loan GO 4.40%, 08/01/01                     5,000               5,004

@+     TEXAS STATE DEPARTMENT OF
       HOUSING & COMMUNITY AFFAIRS
       M/F Housing RB (Creek Point
       Apartments Project) 2.80%,
       07/07/01                                    7,200               7,200

@+     TEXAS STATE PUBLIC FINANCE
       AUTHORITY GO Refunding TOB
       Series 290 2.76%, 07/07/01                  4,200               4,200

@+     TRINITY RIVER AUTHORITY, TEXAS
       Pollution Control RB (Lafarge
       Corp. Project) 3.20%, 07/07/01              5,100               5,100

@+     TRINITY RIVER AUTHORITY, TEXAS
       Solid Waste Disposal RB
       (Community Waste Project)
       2.95%, 07/07/01                             7,235               7,235
                                                                   ---------
                                                                   1,714,596
       UTAH  3.2%

@+     INTERMOUNTAIN POWER AGENCY,
       UTAH Power Supply TOB Series
       1997B 2.78%, 07/07/01                      10,995              10,995

@+     INTERMOUNTAIN POWER AGENCY,
       UTAH Power Supply TOB Series
       409 2.78%, 07/07/01                        13,795              13,795

@      SALT LAKE CITY, UTAH HOSPITAL
       RB TOB (IHC Health Services)
       2.78%, 07/07/01                            26,730              26,730

@+     SALT LAKE CITY, UTAH SPECIAL
       FACILITIES Revenue Refunding
       Bond (Delta Airlines, Inc.
       Project) 2.75%, 07/07/01                   23,510              23,510

@+     UTAH STATE TOBP (PT-429)
       2.76%, 07/07/01                            31,085              31,085

@+     UTAH STATE BOARD OF REGENTS
       Student Loan RB Series 1993A
       2.70%, 07/07/01                            35,000              35,000

@+     UTAH STATE BOARD OF REGENTS
       Student Loan RB Series 1995L
       2.75%, 07/07/01                            62,700              62,700

@+     UTAH STATE BOARD OF REGENTS
       Student Loan RB Series 1996Q
       2.75%, 07/07/01                            33,500              33,500

@+     UTAH STATE BOARD OF REGENTS
       Student Loan RB Series 1997R
       2.75%, 07/07/01                            46,355              46,355

@+     UTAH STATE BUILDING OWNERSHIP
       AUTHORITY Lease Revenue
       Refunding Bond TOB Series
       1998C 2.78%, 07/07/01                       9,695               9,695

@+     UTAH STATE FACILITIES SYSTEM
       Revenue Refunding Bond TOB
       Series 1998A 2.78%, 07/07/01               30,060              30,060

@+     WOODS CROSS CITY, UTAH M/F
       Housing RB (Springwood
       Apartments Project) Series
       2001-A 2.68%, 07/07/01                      3,605               3,605
                                                                   ---------
                                                                     327,030
       VERMONT  0.3%

@+     VERMONT ECONOMIC
       DEVELOPMENT AUTHORITY IDRB
       (AGRI Mark, Inc. Project)
       Series 1999A 2.90%, 07/07/01               17,000              17,000

@+     VERMONT ECONOMIC
       DEVELOPMENT AUTHORITY IDRB
       (AGRI Mark, Inc. Project)
       Series 1999B 2.90%, 07/07/01                1,000               1,000

 +     VERMONT HOUSING FINANCE
       AGENCY S/F Housing RB Series
       2000-13B 4.35%, 09/13/01                   17,500              17,500
                                                                   ---------
                                                                      35,500

 44    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
       VIRGINIA 1.4%

@+     ALEXANDRIA, VIRGINIA IDA
       Resource Recovery RB
       (Alexandria Arlington Waste-to-
       Energy Facility Project) Series
       1986A 3.30%, 07/01/01                         13,650              13,650

@+     CHESTERFIELD COUNTY, VIRGINIA
       IDA Solid Waste Disposal
       Facilities RB (Tidewater Fibre
       Corp. Project) 2.85%, 07/07/01                 9,000               9,000

@      FAIRFAX COUNTY, VIRGINIA
       ECONOMIC DEVELOPMENT
       AUTHORITY Resource Recovery
       RB TOB Series 2000-A35
       2.85%, 07/07/01                                5,000               5,000

@+     HENRICO COUNTY, VIRGINIA
       ECONOMIC DEVELOPMENT
       AUTHORITY IDRB (Infineon
       Technologies Project) 2.75%,
       07/07/01                                       7,000               7,000

@+     KING GEORGE COUNTY, VIRGINIA
       IDA Solid Waste Disposal
       Facility RB (Garnet of Virginia
       Project) Series 1996 2.75%,
       07/07/01                                       3,700               3,700

@+     LOUDOUN COUNTY, VIRGINIA IDRB
       (Electronic Instrumentation
       Project) 2.85%, 07/07/01                       2,460               2,460

@+     MONTGOMERY COUNTY, VIRGINIA
       IDA RB (Virginia Tech
       Foundation) Series 2001A
       2.75%, 07/07/01                                5,000               5,000

@+     MONTGOMERY COUNTY, VIRGINIA
       IDA RB (Virginia Tech
       Foundation) Series 2001B
       2.85%, 07/07/01                                2,080               2,080

@+     NORFOLK, VIRGINIA PACKAGE
       SYSTEM Revenue Refunding
       Bond TOB 2.78%, 07/07/01                       9,450               9,450

@+     PORTSMOUTH, VIRGINIA
       REDEVELOPMENT & HOUSING
       AUTHORITY M/F Housing RB
       (Churchland North Apartments
       Project) 2.80%, 07/07/01                       7,000               7,000

@+     STAUNTON, VIRGINIA IDRB
       (Diebold, Inc.- Staunton Project)
       Series 1997 2.80%, 07/07/01                    2,835               2,835

@+     VIRGINIA BEACH, VIRGINIA
       DEVELOPMENT AUTHORITY M/F
       Housing RB (Silver Hill at Thalia,
       LLC Project) Series 1999
       2.80%, 07/07/01                                4,400               4,400

@+     VIRGINIA STATE HDA
       Commonwealth Mortgage Bond
       TOB Series 2000CC 2.85%,
       07/07/01                                         285                 285

       VIRGINIA STATE HDA
       Commonwealth Mortgage RB
       Series 2001C Subseries I
       2.67%, 07/19/01                               23,900              23,900

       VIRGINIA STATE HDA
       Commonwealth Mortgage RB
       Series 2001C Subseries II
       2.68%, 08/30/01                               15,200              15,200

       VIRGINIA STATE HDA
       Commonwealth Mortgage RB
       Series 2001C Subseries III
       2.70%, 10/11/01                               10,200              10,200

       VIRGINIA STATE HDA
       Commonwealth Mortgage RB
       Series 2001C Subseries IV
       2.70%, 11/15/01                               20,300              20,300

@      VIRGINIA STATE HDA
       Commonwealth Mortgage RB
       TOBP (PA-818) Series 2001R
       2.76%, 07/07/01                                4,650               4,650
                                                                      ---------
                                                                        146,110
       WASHINGTON 5.5%

@+     ALGONA, WASHINGTON ECONOMIC
       DEVELOPMENT CORP. IDRB
       (Aitchison Family Partnership
       Project) 2.75%, 07/07/01                       2,560               2,560

       CLARK COUNTY, WASHINGTON
       PUBLIC UTILITY DISTRICT NO. 001
       Electric Revenue BAN 3.23%,
       03/26/02                                      15,000              15,082

                                        SEE THE FINANCIAL NOTES, WHICH       45
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                 FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE               ($ x 1,000)        ($ x 1,000)
@+     DOUGLAS COUNTY, WASHINGTON
       ECONOMIC DEVELOPMENT CORP.
       RB (Executive Flight Program)
       2.75%, 07/07/01                                6,500               6,500

@+     EVERETT, WASHINGTON IDA RB
       (Partners Trust/Synsor Project)
       Series 1996 2.90%, 07/07/01                    4,300               4,300

@+     KING COUNTY, WASHINGTON TOB
       Series 215 2.76%, 07/07/01                    14,995              14,995

@+     KING COUNTY, WASHINGTON HFA
       M/F Housing RB (Auburn County
       Apartments) 3.00%, 07/07/01                    8,270               8,270

@+     NORTHWEST WASHINGTON STATE
       ENERGY Electric RB TOBP
       (PA-846) 2.81%, 07/07/01                      12,895              12,895

@+     OLYMPIA, WASHINGTON ECONOMIC
       DEVELOPMENT AUTHORITY RB
       (Solid Waste Lemay Enterprises
       Project) 2.95%, 07/07/01                       8,160               8,160

@+     PIERCE COUNTY, WASHINGTON
       ECONOMIC DEVELOPMENT CORP.
       RB (Flex-A-Lite Consolidated
       Project) 2.90%, 07/07/01                       2,850               2,850

@+     PIERCE COUNTY, WASHINGTON
       ECONOMIC DEVELOPMENT CORP.
       RB (K & M Holdings II Project)
       Series 1997 3.10%, 07/07/01                    1,605               1,605

@+     PIERCE COUNTY, WASHINGTON
       ECONOMIC DEVELOPMENT CORP.
       RB (McFarland Cascade
       Project) 3.00%, 07/07/01                       2,000               2,000

@+     PIERCE COUNTY, WASHINGTON
       ECONOMIC DEVELOPMENT CORP.
       RB (Solid Waste Lemay
       Enterprises Project) 2.95%,
       07/07/01                                       3,500               3,500

@+     PORT BENTON, WASHINGTON
       ECONOMIC DEVELOPMENT CORP.
       Solid Waste RB (ATG, Inc.
       Project) 2.95%, 07/07/01                      23,500              23,500

@+     PORT CENTRALIA, WASHINGTON IDB
       (Solid Waste Lemay Enterprises
       Project) 2.95%, 07/07/01                       2,200               2,200

@+     PORT MOSES LAKE, WASHINGTON
       PUBLIC CORP. RB (Moses Lake
       Industrial Project) Series 1995
       2.90%, 07/07/01                                3,000               3,000

@+     PORT MOSES LAKE, WASHINGTON
       PUBLIC CORP. RB (National
       Frozen Foods Corp.) 2.80%,
       07/07/01                                       5,400               5,400

       PORT OF SEATTLE, WASHINGTON GO
       Series 2000B 4.10%, 12/01/01                   2,100               2,108

@+     PORT OF SEATTLE, WASHINGTON
       Limited Tax GO TOB Series 235
       2.88%, 07/07/01                                6,425               6,425

@+     PORT OF SEATTLE, WASHINGTON
       TOBP (PA-759R) 2.82%,
       07/07/01                                       5,100               5,100

@+     PORT OF SEATTLE, WASHINGTON
       SPECIAL FACILITIES RB TOB
       Series 1999J 2.85%, 07/07/01                  49,795              49,795

@+     PORT TOWNSEND, WASHINGTON
       IDRB (Port Townsend Paper
       Corp.) 2.80%, 07/07/01                         2,700               2,700

@+     PORT TOWNSEND, WASHINGTON
       IDRB (Port Townsend Paper
       Corp.) Series 1988B 2.80%,
       07/07/01                                       1,000               1,000

o+     SEATTLE, WASHINGTON TOBP
       (PT-1167) 3.40%, 08/16/01                      6,740               6,740

@+     SEATTLE, WASHINGTON HDA RB
       (Capitol Hill Housing
       Improvement & HRG Project)
       2.90%, 07/07/01                                3,710               3,710

@+     SEATTLE, WASHINGTON HDA RB
       (Casa Pacifica Apartments
       Project) Series 1997 2.90%,
       07/07/01                                       3,100               3,100

@+     SPOKANE COUNTY, WASHINGTON
       INDUSTRIAL DEVELOPMENT CORP.
       RB (Metal Sales Manufacturing
       Corp. Project) 2.93%, 07/07/01                 1,890               1,890

 +     TACOMA, WASHINGTON ELECTRIC
       SYSTEMS Sub Lien RAN TECP
       2.85%, 11/05/01                                3,400               3,400


 46    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                               FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE             ($ x 1,000)        ($ x 1,000)
@+     TACOMA, WASHINGTON HOUSING
       AUTHORITY RB (Crown Assisted
       Living Project) 2.83%, 07/07/01               3,400               3,400

@+     WASHINGTON HEALTH CARE
       FACILITIES AUTHORITY RB (Yakima
       Valley Farm Workers Clinic)
       Series 1997 2.80%, 07/07/01                   3,500               3,500

@+     WASHINGTON STATE GO TOB
       2.78%, 07/07/01                              13,380              13,380

@+     WASHINGTON STATE GO TOB
       Series 2000S-4 2.78%, 07/07/01                8,000               8,000

       WASHINGTON STATE Refunding
       GO Series R-96B 3.60%,
       07/01/01                                      9,820               9,820

       WASHINGTON STATE Refunding
       GO Series R-98B 3.60%,
       07/01/01                                     24,740              24,740

@+     WASHINGTON STATE Various
       Purpose GO TOB Series 1998C
       2.78%, 07/07/01                              12,150              12,150

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY ACES (Tank Project)
       Series 1998B 2.95%, 07/07/01                  1,330               1,330

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY Economic
       Development RB (Seadrunar
       Project) Series 2000E 2.75%,
       07/07/01                                      4,660               4,660

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY IDRB (Tonkin Building)
       Series 1997A 2.95%, 07/07/01                  1,000               1,000

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY RB (Hunter Douglas
       Project) Series 1997A 2.80%,
       07/07/01                                      3,500               3,500

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY RB (Hamilton
       Materials Project) 2.75%,
       07/07/01                                      4,200               4,200

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY RB (Skills, Inc.
       Project) 2.83%, 07/07/01                      3,240               3,240

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY Solid Waste Disposal
       RB (Waste Management Project)
       Series 2000H 2.95%, 07/07/01                  6,825               6,825

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY Solid Waste Disposal
       RB (Waste Management Project)
       Series 2000I 2.95%, 07/07/01                  3,415               3,415

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY Solid Waste Disposal
       RB (Waste Management Project)
       Series 2001C 2.95%, 07/07/01                  5,500               5,500

@+     WASHINGTON STATE ECONOMIC
       DEVELOPMENT FINANCE
       AUTHORITY Solid Waste Disposal
       RB (Waste Management Project)
       Series 2000L 2.95%, 07/07/01                  7,235               7,235

@+     WASHINGTON STATE ENERGY
       Northwest Eagle TOB 2.78%,
       07/07/01                                     29,700              29,700

@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB (Brittany
       Park Phase 3 Project) 2.95%,
       07/07/01                                      3,480               3,480

@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB (Canyon
       Lake II) Series 1993A 3.05%,
       07/07/01                                      4,565               4,565

@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB (Lake
       Washington Apartments Project)
       Series 1996 2.90%, 07/07/01                   8,550               8,550

@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB (Meridian
       Court Apartments) Series 1996
       2.90%, 07/07/01                               6,700               6,700

                                        SEE THE FINANCIAL NOTES, WHICH       47
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                               FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE             ($ x 1,000)        ($ x 1,000)
@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB
       (Rosecreek Apartments Project)
       2.85%, 07/07/01                               3,570               3,570

@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB
       (Woodrose Apartment Project)
       Series 1999A 2.80%, 07/07/01                  6,750               6,750

@+     WASHINGTON STATE HFA M/F
       Housing Mortgage RB (Merrill
       Gardens Project) Series 1997A
       2.80%, 07/07/01                               3,725               3,725

       WASHINGTON STATE HOUSING
       FINANCE COMMISSION S/F
       Housing RB Series 2001-1A-S
       3.37%, 02/01/02                               6,250               6,250

@+     WASHINGTON STATE HOUSING
       FINANCE COMMISSION M/F
       Housing RB (Carlyle Care
       Center Project Series) 2000A
       3.50%, 07/01/01                               3,055               3,055

@+     WASHINGTON STATE HOUSING
       FINANCE COMMISSION M/F
       Housing RB (Lakewood
       Meadows Apartments Project)
       Series 2000A 2.95%, 07/07/01                  3,140               3,140

@+     WASHINGTON STATE HOUSING
       FINANCE COMMISSION M/F
       Housing RB (Mill Pointe
       Apartments Project) Series
       1999A 3.45%, 07/01/01                         2,500               2,500

@+     WASHINGTON STATE HOUSING
       FINANCE COMMISSION Non-Profit
       Housing RB (Emerald Heights
       Project) Series 1990 3.35%,
       07/01/01                                      6,200               6,200

@+     WASHINGTON STATE HOUSING
       FINANCE COMMISSION Non-Profit
       Housing Revenue Refunding
       Bond (Panorama City Project)
       3.40%, 07/01/01                              11,005              11,005

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 1) 3.33%, 07/01/01                2,500               2,550

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 1) Series 1991A
       3.40%, 07/01/01                              10,800              11,016

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 1) Series 1992A
       2.68%, 07/01/02                               4,300               4,544

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 2) Series 1990C
       4.34%, 07/01/01                              10,000              10,000

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 2) Series 1991A
           3.40%, 07/01/01                           5,060               5,161
           3.55%, 07/01/01                          42,700              42,700

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 2) Series 1997A
       4.35%, 07/01/01                              14,630              14,630

       WASHINGTON STATE PUBLIC POWER
       SUPPLY SYSTEM Revenue
       Refunding Bond (Nuclear
       Project No. 3) Series 1991A
           3.24%, 07/01/01                          32,825              33,481
           3.40%, 07/01/01                          11,850              12,087

@+     YAKIMA COUNTY, WASHINGTON
       PUBLIC CORP. IDRB (Cowiche
       Growers Project) 2.75%,
       07/07/01                                      3,400               3,400

@+     YAKIMA COUNTY, WASHINGTON
       PUBLIC CORP. RB (Hi-Country
       Foods Project) 2.90%, 07/07/01                6,700               6,700

@+     YAKIMA COUNTY, WASHINGTON
       PUBLIC CORP. RB (Michaelson
       Packaging Project) 2.90%,
       07/07/01                                      3,000               3,000


 48    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                              FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE            ($ x 1,000)        ($ x 1,000)
@+     YAKIMA COUNTY, WASHINGTON
       PUBLIC CORP. RB (Printing Press
       Project) 2.90%, 07/07/01                    1,600               1,600
                                                                   ---------
                                                                     568,739
       WEST VIRGINIA  0.6%

@+     FAYETTE COUNTY, WEST VIRGINIA
       SOLID WASTE DISPOSAL FACILITIES
       RB (Georgia-Pacific Corp.
       Project) Series 1995 2.80%,
       07/07/01                                   10,600              10,600

@+     MARION COUNTY, WEST VIRGINIA
       SOLID WASTE DISPOSAL FACILITIES
       RB (Grant Town Project) Series
       1990B 2.75%, 07/07/01                      24,025              24,025

@+     MARION COUNTY, WEST VIRGINIA
       SOLID WASTE DISPOSAL FACILITIES
       RB (Grant Town Project) Series
       1990C 2.75%, 07/07/01                      20,600              20,600

@+     MARION COUNTY, WEST VIRGINIA
       SOLID WASTE DISPOSAL FACILITIES
       RB (Grant Town Project) Series
       1990D 2.75%, 07/07/01                       4,000               4,000

@+     WEST VIRGINIA STATE HOSPITAL
       FINANCE AUTHORITY RB (St.
       Joseph's Hospital Project)
       Series 1987 2.76%, 07/07/01                 1,700               1,700
                                                                   ---------
                                                                      60,925
       WISCONSIN  1.2%

@+     CARLTON, WISCONSIN Pollution
       Control RB (Wisconsin Power &
       Light Co. Project) 3.00%,
       07/07/01                                    5,800               5,800

@+     CHILTON, WISCONSIN IDRB
       (Kaytee Products, Inc. Project)
       Series 1995 2.95%, 07/07/01                   910                 910

@+     COLBURN, WISCONSIN IDRB
       (Heartland Farms Project)
       Series 1994 3.00%, 07/07/01                 6,400               6,400

@+     GRAFTON, WISCONSIN IDRB
       (Milwaukee Sign Co. Project)
       3.00%, 07/07/01                               735                 735

@+     KENOSHA, WISCONSIN IDRB
       (Asyst Tech, LLC Project)
       2.80%, 07/07/01                             5,000               5,000

@+     LAC DU FLAMBEAU, BAND OF
       LAKE SUPERIOR, WISCONSIN
       CHIPPEWA INDIANS Special
       Obligation Bond (Simpson
       Electric Co. Project) Series
       1985 2.95%, 07/07/01                        3,600               3,600

       MIDDLETON CROSS PLAINS AREA,
       WISCONSIN SCHOOL DISTRICT BAN
       2.80%, 12/27/01                            20,260              20,280

@+     RAPIDS CITY, WISCONSIN IDRB
       (Theile Kaolin of Wisconsin, Inc.
       Project) Series 1998 2.80%,
       07/07/01                                    2,250               2,250

@+     RHINELANDER, WISCONSIN IDRB
       (Lake Shore, Inc. Project)
       3.00%, 07/07/01                             3,820               3,820

@+     SOUTHEAST WISCONSIN
       PROFESSIONAL BASEBALL PARK
       DISTRICT Sales Tax RB TOB
       Series 2000Y 2.80%, 07/07/01                5,000               5,000

@+     WISCONSIN HOUSING &
       ECONOMIC DEVELOPMENT
       AUTHORITY Home Ownership RB
       TOB Series 1999R 2.80%,
       07/07/01                                   19,025              19,025

@+     WISCONSIN HOUSING &
       ECONOMIC DEVELOPMENT
       AUTHORITY Home Ownership RB
       TOB Series 1999S 2.85%,
       07/07/01                                   13,240              13,240

@+     WISCONSIN HOUSING &
       ECONOMIC DEVELOPMENT
       AUTHORITY Home Ownership
       TOBP (PT-194) 2.82%, 07/07/01              14,085              14,085

@+     WISCONSIN HOUSING &
       ECONOMIC DEVELOPMENT
       AUTHORITY RB (Ultratec, Inc.
       Project ) Series 7 3.00%,
       07/07/01                                    3,140               3,140

 +     WISCONSIN STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Gundersen Clinic La
       Crosse, Inc.) 4.42%, 12/01/01               2,400               2,410

                                        SEE THE FINANCIAL NOTES, WHICH       49
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                FACE VALUE         MKT. VALUE
       ISSUER, RATE, MATURITY DATE              ($ x 1,000)        ($ x 1,000)
@+     WISCONSIN STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Prohealth, Inc. Project)
       Series 2001B 3.55%, 07/01/01                   3,000               3,000

@+     WISCONSIN STATE HEALTH &
       EDUCATIONAL FACILITIES AUTHORITY
       RB (Sinai Samaritan) Series
       1994A 2.80%, 07/07/01                         15,817              15,817
                                                                      ---------
                                                                        124,512

       WYOMING 0.3%

@+     LINCOLN COUNTY, WYOMING
       POLLUTION CONTROL RB (Exxon
       Corp. Project) Series 1987A
       3.30%, 07/01/01                                8,500               8,500

@+     LINCOLN COUNTY, WYOMING
       POLLUTION CONTROL RB (Exxon
       Corp. Project) Series 1987B
       3.30%, 07/01/01                                2,900               2,900

@+     LINCOLN COUNTY, WYOMING
       POLLUTION CONTROL RB (Exxon
       Corp. Project) Series 1987C
       3.30%, 07/01/01                                3,500               3,500

 o+    WYOMING COMMUNITY
       DEVELOPMENT AUTHORITY
       Housing RB TOB 2.85%,
       11/15/01                                      14,810              14,810
                                                                      ---------
                                                                         29,710

-------------------------------------------------

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

 50    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
===============================================================================
Investments, at market value                                 $     10,337,256 a
Cash                                                                      155
Receivables:
    Fund shares sold                                                   57,972
    Interest                                                           76,534
    Investments sold                                                    5,012
Prepaid expenses                                             +            618
                                                             ----------------
TOTAL ASSETS                                                       10,477,547

LIABILITIES
=============================================================================
Payables:
    Fund shares redeemed                                               10,407
    Dividends to shareholders                                          10,574
    Investments bought                                                164,400
    Investment adviser and administrator fees                             176
    Transfer agent and shareholder service fees                           300
Accrued expenses                                             +            189
                                                             ----------------
TOTAL LIABILITIES                                                     186,046

NET ASSETS
=============================================================================
TOTAL ASSETS                                                       10,477,547
TOTAL LIABILITIES                                            -        186,046
                                                             ----------------
NET ASSETS                                                        $10,291,501

NET ASSETS BY SOURCE
Capital received from investors                                    10,295,549
Net realized capital losses                                            (4,048)
NET ASSETS BY SHARE CLASS

a. Includes illiquid restricted securities worth $203,215, or 1.97% of the fund's investments. The amortized cost for the fund's securities was $10,337,256. During the reporting period, the fund had $1,493,290 in transactions with other SchwabFunds.(R)



                                                      SHARES
SHARE CLASS                NET ASSETS     (DIVIDE)    OUTSTANDING     =     NAV
Sweep Shares              $6,569,512                  6,573,308            $1.00
Value Advantage Shares    $3,721,989                  3,722,508            $1.00

FEDERAL TAX DATA
=========================================
COST BASIS OF PORTFOLIO       $10,337,256

UNUSED CAPITAL LOSSES:
Expires 12/31 of:            Loss amount:
   2002                            $1,436
   2003                                36
   2004                               465
   2005                               523
   2007                               775
   2008                      +        873
                             ------------
                                   $4,108

                                        SEE THE FINANCIAL NOTES, WHICH       51
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB MUNICIPAL MONEY FUND -- FINANCIALS
===============================================================================

Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
==============================================================================
Interest                                                      $        172,706 a

NET REALIZED GAINS
==============================================================================
Net realized gains on investments sold                                      60

EXPENSES
==============================================================================
Investment adviser and administrator fees                               17,469
Transfer agent and shareholder service fees:
    Sweep Shares                                                        15,293 b
    Value Advantage Shares                                               3,795 b
Trustees' fees                                                              19 c
Custodian and portfolio accounting fees                                    353
Professional fees                                                           29
Registration fees                                                          594
Shareholder reports                                                        233
Other expenses                                                +             37
                                                              ----------------
Total expenses                                                          37,822
Expense reduction                                             -          8,407 d
                                                              ----------------
NET EXPENSES                                                            29,415

INCREASE IN NET ASSETS FROM OPERATIONS
==============================================================================
TOTAL INVESTMENT INCOME                                                172,706
NET EXPENSES                                                  -         29,415
                                                              ----------------
NET INVESTMENT INCOME                                                  143,291
NET REALIZED GAINS                                            +             60
                                                              ----------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $143,351

a. Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b.   Calculated as a percentage of average daily net assets as follows:

TRANSFER AGENT SERVICES:

                           % OF AVERAGE
SHARE CLASS               DAILY NET ASSETS
==========================================
Sweep Shares                    0.25
Value Advantage Shares          0.05

SHAREHOLDER SERVICES:

                           % OF AVERAGE
SHARE CLASS               DAILY NET ASSETS
==========================================
Sweep Shares                    0.20
Value Advantage Shares          0.17

Prior to June 1, 2001, the shareholder services fee for Value Advantage Shares was 0.20%.

c.   For the fund's independent trustees only.

d. Includes $8,171 from the investment adviser (CSIM) and $236 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2002, as follows:

                           % OF AVERAGE
SHARE CLASS               DAILY NET ASSETS
==========================================
Sweep Shares                    0.66
Value Advantage Shares          0.45

This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.

 52    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01-6/30/01 are unaudited.

OPERATIONS
=============================================================================
                                           1/1/01-6/30/01     1/1/00-12/31/00
Net investment income                            $143,291            $312,760
Net realized gains or losses            +              60                (845)
                                        -------------------------------------
INCREASE IN NET ASSETS FROM
   OPERATIONS                                     143,351             311,915

DISTRIBUTIONS PAID
=============================================================================
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                       96,336             217,620
Value Advantage Shares                  +          46,955              95,140
                                        -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT
   INCOME                                         143,291             312,760

TRANSACTIONS IN FUND SHARES a
=============================================================================
SHARES SOLD
Sweep Shares                                   13,503,517          29,861,664
Value Advantage Shares                  +       3,423,581           4,684,428
                                        -------------------------------------
TOTAL SHARES SOLD                              16,927,098          34,546,092

SHARES REINVESTED
Sweep Shares                                       87,705             212,617
Value Advantage Shares                  +          39,966              88,189
                                        -------------------------------------
TOTAL SHARES REINVESTED                           127,671             300,806

SHARES REDEEMED
Sweep Shares                                   13,801,905          29,383,923
Value Advantage Shares                  +       2,659,956           4,124,460
                                        -------------------------------------
TOTAL SHARES REDEEMED                          16,461,861          33,508,383

NET INCREASE                                      592,908           1,338,515 b

NET ASSETS
=============================================================================
Beginning of period                             9,698,533           8,360,863
Total increase                          +         592,968           1,337,670 c
                                        -------------------------------------
END OF PERIOD                                 $10,291,501          $9,698,533

a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b.   Represents shares sold plus shares reinvested, minus shares redeemed.

c. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

                                        SEE THE FINANCIAL NOTES, WHICH       53
                                        ARE INTEGRAL TO THIS INFORMATION.    ===

SCHWAB

CALIFORNIA MUNICIPAL MONEY FUND

[PHOTO OF KEVIN SHAUGHNESSY]

"California's economy has slowed in 2001, the result of general economic declines as well as hard times in the tech sector. But the state's economy continues to grow and remains well diversified."

Portfolio Manager
Kevin Shaughnessy

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.

TICKER SYMBOLS
SWEEP SHARES                        SWCXX
VALUE ADVANTAGE SHARES              SWKXX

--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR CALIFORNIA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this in the yield of the Bond Buyer Weekly One Year Note Index which reached 3.69% in early January 2001 but ended the reporting period at 2.58%.

AT THE BEGINNING OF THE REPORTING PERIOD, THE FUND EMPHASIZED FIXED-RATE SECURITIES TO TAKE ADVANTAGE OF THE FALLING INTEREST RATE ENVIRONMENT. As investors sought liquidity for tax payments, demand for securities in the municipal market declined early in the second quarter. Therefore, the fund shortened its maturity to capitalize on the seasonal rise in short-term muni yields. The fund also continued to add investments such as tender option bonds and AMT issues, which provided relatively better value.

WHILE THE STATE'S CREDIT QUALITY HAS SUFFERED A BIT, WE BELIEVE A STRONG ECONOMY AND BUILT-IN LEGAL PROTECTIONS MAKE STATE OBLIGATIONS SOLID. Declining stock prices will likely reduce tax revenues in fiscal 2002, and power costs have reduced cash reserves. However, reserves are adequate, and long-term power plans now being put in place should help insulate the state from further credit deterioration. The state's ratings from Moody's Investor Service, Standard & Poor's and Fitch are: Aa3 with a negative outlook/A+ with a negative outlook/AA with a Rating Watch Negative, respectively.


 54
====

PERFORMANCE AND FUND FACTS

--------------------------------------------------------------------------------
SEVEN-DAY YIELDS 1 as of 6/30/01
--------------------------------------------------------------------------------

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

                                                                         VALUE
                                                      SWEEP            ADVANTAGE
                                                      SHARES             SHARES
================================================================================
Seven-Day Yield                                        2.22%             2.42%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                              2.24%             2.45%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3         4.06%             4.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY during the period
--------------------------------------------------------------------------------

[WEIGHTED AVERAGE MATURITY LINE CHART]

Monthly               Maturity
12/31/00                 52
1/31/01                  55
2/28/01                  41
3/31/01                  32
4/30/01                  27
5/31/01                  22

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2 as of 6/30/01
--------------------------------------------------------------------------------

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE
================================================================================
                              [BY STATE PIE CHART]

1.          96.4%       California
2.           3.6%       Puerto Rico

BY CREDIT QUALITY
================================================================================

                         [BY CREDIT QUALITY PIE CHART]

1.          100.0%      Tier 1


1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and California state personal income tax rate of 44.76%.


                                                                             55
                                                                            ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND - FINANCIALS
===============================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------
                                                    1/1/01 -      1/1/00 -       1/1/99 -      1/1/98 -      1/1/97 -      1/1/96 -
SWEEP SHARES                                        6/30/01       12/31/00       12/31/99      12/31/98      12/31/97      12/31/96
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
====================================================================================================================================
Net asset value at beginning of period               1.00           1.00           1.00          1.00          1.00           1.00
                                                    --------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                           0.01           0.03           0.02          0.03          0.03           0.03
                                                    --------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income           (0.01)         (0.03)         (0.02)        (0.03)        (0.03)         (0.03)
                                                    --------------------------------------------------------------------------------
Net asset value at end of period                     1.00           1.00           1.00          1.00          1.00           1.00
                                                    ================================================================================
Total return (%)                                     1.25 2         3.02           2.42          2.64          2.95           2.80

RATIOS/SUPPLEMENTAL DATA (%)
====================================================================================================================================
Ratio of net operating expenses to
  average net assets                                 0.65 1        0.653           0.65          0.65          0.65 3         0.65
Expense reductions reflected in above ratio          0.18 1         0.18           0.20          0.24          0.26           0.27
Ratio of net investment income to
  average net assets                                 2.52 1         2.98           2.41          2.60          2.91           2.77
Net assets, end of period ($ x 1,000,000)           3,489          3,923          3,457         2,611         2,155          1,816

1 Annualized.

2 Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.


 56   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

------------------------------------------------------------------------------------------------------------------------------------
                                                    1/1/01 -      1/1/00 -       1/1/99 -      1/1/98 -       1/1/97 -     1/1/96 -
  VALUE ADVANTAGE SHARES                            6/30/01       12/31/00       12/31/99      12/31/98       12/31/97     12/31/96
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period               1.00           1.00           1.00          1.00          1.00         1.00
                                                    --------------------------------------------------------------------------------
Income from investment operations:
     Net investment income                           0.01           0.03           0.03          0.03          0.03         0.03
                                                    --------------------------------------------------------------------------------
Less distributions:
     Dividends from net investment income           (0.01)         (0.03)         (0.03)        (0.03)        (0.03)       (0.03)
                                                    --------------------------------------------------------------------------------
Net asset value at end of period                     1.00           1.00           1.00          1.00          1.00         1.00
                                                    --------------------------------------------------------------------------------
Total return (%)                                     1.35 2         3.22           2.62          2.84          3.15         3.01
                                                    ================================================================================
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                 0.45 1         0.45 3         0.45          0.45          0.45 3       0.45
Expense reductions reflected in above ratio          0.17 1         0.17           0.20          0.25          0.27         0.32
Ratio of net investment income to
  average net assets                                 2.70 1         3.20           2.60          2.79          3.12         2.98
Net assets, end of period ($ x 1,000,000)           2,338          2,170          1,604         1,359           937          507

1 Annualized.
2 Not annualized.
3 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


                                         SEE THE FINANCIAL NOTES, WHICH      57
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+ Credit-enhanced security
o Illiquid restricted security
@ Variable-rate security
= Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market Value:  $6,025,758
        Cost:  $6,025,758
------------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value:  $6,025,758
        Cost:  $6,025,758

                                                    FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
--------------------------------------------------------------------------------
    MUNICIPAL SECURITIES  100.0% of investments
--------------------------------------------------------------------------------

    CALIFORNIA  96.4%

@+  ABAG FINANCING AUTHORITY FOR
    NON-PROFIT CORPORATIONS,
    CALIFORNIA COP (Bentley School)
    2.65%, 07/07/01                                  5,230              5,230

@+  ABAG FINANCING AUTHORITY FOR
    NON-PROFIT CORPORATIONS,
    CALIFORNIA COP (Harker School
    Project) 2.50%, 07/07/01                         5,100              5,100

@+  ABAG FINANCING AUTHORITY FOR
    NON-PROFIT CORPORATIONS,
    CALIFORNIA COP (Lucile Salter
    Packard Project) 2.45%,
    07/07/01                                         4,800              4,800

@+  ABAG FINANCING AUTHORITY FOR
    NON-PROFIT CORPORATIONS,
    CALIFORNIA M/F Housing RB
    (Architect Building Project)
    2.65%, 07/07/01                                  3,200              3,200

@+  ABAG FINANCING AUTHORITY FOR
    NON-PROFIT CORPORATIONS,
    CALIFORNIA M/F Housing RB
    (Miramar Apartments) 2.55%,
    07/07/01                                        30,000             30,000

@+  ABAG FINANCING AUTHORITY FOR
    NON-PROFIT CORPORATIONS,
    CALIFORNIA M/F Housing RB
    (Mountain View Apartments)
    Series 1997A 2.70%, 07/07/01                     3,295              3,295

@+  ALAMEDA COUNTY, CALIFORNIA
    IDRB (Aitchison Family Project)
    Series 1993A 2.45%, 07/07/01                     2,720              2,720

@+  ALAMEDA COUNTY, CALIFORNIA
    IDRB (JMS Family Partners)
    Series A 2.45%, 07/07/01                         1,000              1,000

@+  ALAMEDA COUNTY, CALIFORNIA
    IDRB (Scientific Technology
    Project) Series 1994A 2.50%,
    07/07/01                                         2,500              2,500

@+  ALAMEDA COUNTY, CALIFORNIA
    IDA RB (Malmberg Engineering,
    Inc. Project) 2.80%, 07/07/01                    2,625              2,625


 58   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
    ALAMEDA COUNTY, CALIFORNIA
    UNIFIED SCHOOL DISTRICT TRAN
    3.68%, 10/11/01                                 40,000             40,088

@+  ANAHEIM, CALIFORNIA COP
    (Anaheim Memorial Hospital
    Association Project) 2.50%,
    07/07/01                                         5,970              5,970

@+  ANAHEIM, CALIFORNIA COP
    (Police Facility Financing
    Project) 2.50%, 07/07/01                         1,350              1,350

@+  ANAHEIM, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Casa Grande Apartments)
    Series 1997A 2.50%, 07/07/01                     3,695              3,695

@+  ANAHEIM, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Park Vista Apartments) 2.60%,
    07/07/01                                        21,000             21,000

@+  ANAHEIM, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Port Trinidad Apartments)
    Series 1997C 2.50%, 07/07/01                     2,140              2,140

@+  ANAHEIM, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Sage Park Project) Series A
    2.55%, 07/07/01                                  3,500              3,500

@+  ANAHEIM, CALIFORNIA UNION
    HIGH SCHOOL DISTRICT COP
    2.55%, 07/07/01                                  5,500              5,500

@+  BAY AREA, CALIFORNIA TOLL
    AUTHORITY Toll Bridge RB (San
    Francisco Bay Area Project)
    Series 2001C 2.55%, 07/07/01                    12,000             12,000

    BERKELEY, CALIFORNIA TRAN
    3.68%, 12/17/01                                 15,000             15,046

@   BIG BEAR LAKE, CALIFORNIA WATER
    Revenue TOBP (PA- 597)
    2.53%, 07/07/01                                  8,445              8,445

@+  BURBANK, CALIFORNIA
    REDEVELOPMENT AGENCY M/F
    Housing RB 2.45%, 07/07/01                       9,000              9,000

@+  CALIFORNIA ALTERNATIVE ENERGY
    SOURCE FINANCING AUTHORITY RB
    (GE Capital Corp. Arroyo
    Project) Series 1993B 2.45%,
    07/07/01                                        12,260             12,260

@+  CALIFORNIA ALTERNATIVE ENERGY
    SOURCE FINANCING AUTHORITY RB
    (GE Capital Corp. Arroyo
    Project) Series A 2.60%,
    07/07/01                                        25,330             25,330

@+  CALIFORNIA ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY RB (Lion Raisin
    Project) 2.60%, 07/07/01                         1,650              1,650

@+  CALIFORNIA EDUCATION FACILITIES
    AUTHORITY RB (Chapman
    University) 2.50%, 07/07/01                      5,000              5,000

@+  CALIFORNIA EDUCATION FACILITIES
    AUTHORITY RB (San Francisco
    Conservatory) 2.45%, 07/07/01                    2,940              2,940

@+  CALIFORNIA EDUCATION FACILITIES
    AUTHORITY RB (University of
    Judaism Project) Series A
    2.50%, 07/07/01                                  5,500              5,500

@+  CALIFORNIA EDUCATION FACILITIES
    AUTHORITY RB (University of San
    Francisco) 2.45%, 07/07/01                      20,000             20,000

@+  CALIFORNIA EDUCATION FACILITIES
    AUTHORITY RB TOB Series 413
    2.40%, 07/07/01                                  8,995              8,995

@+  CALIFORNIA HEALTH FACILITIES
    FINANCING AUTHORITY Putters TOB
    Series 181 2.60%, 07/07/01                       9,995              9,995

@+  CALIFORNIA HEALTH FACILITIES
    FINANCING AUTHORITY RB
    (California Presbyterian Homes)
    Series 1998 2.53%, 07/07/01                     31,000             31,000

@+  CALIFORNIA HEALTH FACILITIES
    FINANCING AUTHORITY RB
    (Children's Hospital Project)
    Series 1991 2.45%, 07/07/01                     17,700             17,700

@+  CALIFORNIA HEALTH FACILITIES
    FINANCING AUTHORITY RB
    (Scripps Memorial Hospital)
    Series 1991B 2.40%, 07/07/01                       400                400

                                         SEE THE FINANCIAL NOTES, WHICH      59
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

    SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
    PORTFOLIO HOLDINGS Continued
    As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  CALIFORNIA HFA Home Mortgage
    RB Series 1999J-2 2.45%,
    07/07/01                                        18,035             18,035

@+  CALIFORNIA HFA Home Mortgage
    RB Series 2000M 2.45%,
    07/07/01                                        30,505             30,505

@+  CALIFORNIA HFA Home Mortgage
    RB Series 2000N 2.45%,
    07/07/01                                        36,000             36,000

@+  CALIFORNIA HFA Home Mortgage
    RB Series 2001J 3.05%,
    07/07/01                                        25,000             25,000

@+  CALIFORNIA HFA Home Mortgage
    RB Series G 2.60%, 07/07/01                     50,000             50,000

@+  CALIFORNIA HFA Home Mortgage
    RB TOB 2.53%, 07/07/01                           4,185              4,185

@+  CALIFORNIA HFA Revenue TOB
    Series 1997E 2.53%, 07/07/01                     9,210              9,210

o+  CALIFORNIA HFA Revenue TOB
    Series R 2.90%, 07/07/01                         9,995              9,995

@+  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (American Derosa-
    Lamparts) 2.50%, 07/07/01                        4,950              4,950

@+  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (Fairmont Sign Co.
    Project) Series 2000A 2.90%,
    07/07/01                                         4,250              4,250

@+  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (Independent System
    Operation Corporation Project)
    Series A 3.15%, 07/07/01                        15,600             15,600

@+  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (Lafayette Textile
    Industries Project) 2.45%,
    07/07/01                                         2,895              2,895

@+  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (Nelson Name Plate Co.
    Project) 2.80%, 07/07/01                         3,750              3,750

@+  CALIFORNIA INFRASTRUCTURE &
    ECONOMIC DEVELOPMENT BANK
    IDRB (Roller Bearing Co. of
    America Santa Ana Project)
    2.85%, 07/07/01                                  2,400              2,400

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY RB (Green
    Team of San Jose Project)
    2.55%, 07/07/01                                  2,800              2,800

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY RB
    (Wadham Energy Project)
    Series 1987B 2.55%, 07/07/01                       700                700

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Resource
    Recovery RB (Sanger Project)
    Series 1990A 2.60%, 07/07/01                    20,600             20,600

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Resource
    Recovery Solid Waste Disposal
    RB (Atlas Disposal Industrial
    Project) Series 1999A 2.60%,
    07/07/01                                         3,000              3,000

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Resource
    Recovery Solid Waste Disposal
    RB (Bay Leasing, Inc. Project)
    Series 1999A 2.55%, 07/07/01                     9,075              9,075

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB 2.85%,
    07/07/01                                         8,830              8,830

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Alameda
    County Industries Project)
    Series 2000A 2.55%, 07/07/01                     5,155              5,155

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Allan Co.
    Project) 2.55%, 07/07/01                           850                850

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Athens
    Disposal Co. Project) Series
    1995A 2.55%, 07/07/01                           15,910             15,910


 60    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Athens
    Disposal Co. Project) Series
    1999A 2.55%, 07/07/01                            8,000              8,000

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Athens
    Services Project) Series 2001A
    2.55%, 07/07/01                                  5,000              5,000

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (BLT
    Enterprises Project) Series
    1999A 2.55%, 07/07/01                            8,510              8,510

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Blue Line
    Transfer, Inc. Project) 2.55%,
    07/07/01                                         5,000              5,000

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Blue Line
    Transfer Project) Series 2001A
    2.55%, 07/07/01                                  5,000              5,000

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Burrtec
    Waste Industries Project)
    Series 1995A 2.85%, 07/07/01                     2,510              2,510

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Calsan, Inc.
    Project) Series 1999B 2.55%,
    07/07/01                                         4,375              4,375

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Cheese &
    Protein International Project)
    Series 2001A 2.85%, 07/07/01                    10,000             10,000

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Cold Cyn
    Landfill Project) 2.55%, 07/07/01                6,540              6,540

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Colmac
    Energy Project) Series 1990A
    2.60%, 07/07/01                                  8,445              8,445

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Contra
    Costa Services) Series 1995A
    2.55%, 07/07/01                                  3,300              3,300

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Edco
    Disposal Corp. Project) Series
    1996A 2.55%, 07/07/01                           15,500             15,500

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Federal
    Disposal Service Project)
    Series 2001A 2.60%, 07/07/01                     3,450              3,450

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Greenwaste
    of Tehama Project) Series A
    2.60%, 07/07/01                                  3,435              3,435

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Madera
    Disposable Project) Series A
    2.60%, 07/07/01                                  1,800              1,800

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Marborg
    Industries Project) Series A
    2.55%, 07/07/01                                  5,425              5,425

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Met
    Recycling Corporation Project)
    Series B 2.60%, 07/07/01                         5,070              5,070

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Republic
    Services, Inc. Project) Series
    2001A 2.55%, 07/07/01                            6,250              6,250


                                         SEE THE FINANCIAL NOTES, WHICH      61
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

    SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
    ===========================================================================

    PORTFOLIO HOLDINGS Continued
    As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Santa
    Clara Project) 2.60%, 07/07/01                   3,700              3,700

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Shell
    Martinez Refining Project)
    Series 1996A 3.00%, 07/07/01                     1,100              1,100

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Solag
    Disposal Project) Series 1997A
    2.60%, 07/07/01                                  3,200              3,200

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Specialty
    Solid Waste Project) Series
    2001A 2.60%, 07/07/01                            5,460              5,460

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Sun Valley
    Paper Project) 2.55%, 07/07/01                   1,050              1,050

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Talco
    Plastics Project) Series 1997A
    2.45%, 07/07/01                                  4,075              4,075

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Taormina
    Industries, Inc. Project) Series
    1994B 2.60%, 07/07/01                            2,225              2,225

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Tri
    Community Recycle Project)
    2.50%, 07/07/01                                  2,455              2,455

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB (Zanker
    Road Landfill Project) Series C
    2.60%, 07/07/01                                  6,370              6,370

@+  CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal RB Series A
    2.65%, 07/07/01                                 10,000             10,000

    CALIFORNIA POLLUTION CONTROL
    FINANCING AUTHORITY Solid
    Waste Disposal TECP (Thermal
    Energy Project) Series 1988A
    2.60%, 08/09/01                                  5,360              5,360

@+  CALIFORNIA PUBLIC POWER AGENCY
    Subordinate Lien RB (San Juan
    Project) Series 1997D 2.55%,
    07/07/01                                         2,500              2,500

 +  CALIFORNIA SCHOOL CASH
    RESERVE PROGRAM AUTHORITY
    Pooled RB Series A
        4.27%, 07/03/01                            208,500            208,511
 =      2.65%, 07/03/02                            161,390            163,512

@+  CALIFORNIA SCHOOL FACILITIES
    FINANCING CORP. COP (Capital
    Improvement Financing Project)
    Series 1999D 2.50%, 07/07/01                    10,825             10,825

    CALIFORNIA STATE GO
        3.65%, 10/01/01                             15,000             15,050
        3.68%, 10/01/01                             38,190             38,312
        3.33%, 03/01/02                             32,660             33,015
        2.89%, 06/01/02                             19,375             19,829

@+  CALIFORNIA STATE GO Series
    2001I-2 2.58%, 07/07/01                         29,720             29,720

 +  CALIFORNIA STATE GO TECP
        3.10%, 07/06/01                             20,000             20,000
        3.10%, 07/09/01                             33,000             33,000
        3.20%, 07/09/01                             16,500             16,500
        3.10%, 07/11/01                             74,900             74,900
        3.25%, 07/11/01                             14,300             14,300
        3.10%, 07/18/01                             33,600             33,600
        3.15%, 07/31/01                             64,000             64,000
        2.75%, 08/07/01                             15,400             15,400
        2.70%, 08/08/01                             44,500             44,500
        2.75%, 08/08/01                             40,840             40,840
        2.85%, 08/08/01                              3,000              3,000
        2.70%, 08/10/01                             10,000             10,000
        2.70%, 09/06/01                             35,000             35,000
        2.75%, 09/06/01                             15,000             15,000
        2.85%, 09/07/01                            110,000            110,000


 62   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  CALIFORNIA STATE GO TOB
    Series 132 2.60%, 07/07/01                      87,060             87,060

@+  CALIFORNIA STATE GO TOB
    Series 174 2.60%, 07/07/01                       6,325              6,325

@+  CALIFORNIA STATE GO TOB Series
    194 2.50%, 07/07/01                              8,120              8,120

@+  CALIFORNIA STATE GO TOB Series
    195 2.50%, 07/07/01                              9,745              9,745

@+  CALIFORNIA STATE GO TOB Series
    1999M 2.70%, 07/07/01                           69,075             69,075

@+  CALIFORNIA STATE GO TOBP
    (PA-676) 2.63%, 07/07/01                        19,495             19,495

@+  CALIFORNIA STATE GO TOBP
    (PA-779R) 2.78%, 07/07/01                       11,995             11,995

@+  CALIFORNIA STATE GO TOBP
    (PA-815R) 2.63%, 07/07/01                       12,445             12,445

@+  CALIFORNIA STATE GO TOBP
    (PT-153) 2.60%, 07/07/01                         4,995              4,995

o+  CALIFORNIA STATE GO TOBP
    (PT-1170) 2.85%, 09/27/01                        9,570              9,570

@+  CALIFORNIA STATE GO TOBP
    (PT-1236) 2.78%, 07/07/01                       15,800             15,800

@+  CALIFORNIA STATE GO TOBP
    (PT-1257) 2.78%, 07/07/01                       49,495             49,495

@+  CALIFORNIA STATE GO TOBP
    Series 470X 2.55%, 07/07/01                     12,175             12,175

@+  CALIFORNIA STATE DEPARTMENT OF
    WATER RESOURCES Water RB
    Series K1 Regulation D 3.10%,
    07/07/01                                       250,000            250,000

@+  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY IDRB (Calco Project)
    2.80%, 07/07/01                                    775                775

@+  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY IDRB (Gaiser Tool
    Project) 2.45%, 07/07/01                         2,580              2,580

@+  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY IDRB (Mannesmann
    Dematic Corp.) 2.75%, 07/07/01                   3,200              3,200

@+  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY IDRB (Mercury Air
    Group) 2.60%, 07/07/01                          15,700             15,700

@+  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY RB (Buck Center for
    Aging Project) 2.40%, 07/07/01                  50,300             50,300

@+  CALIFORNIA STATE ECONOMIC
    DEVELOPMENT FINANCING
    AUTHORITY RB (Costa Macoroni
    Project) 2.45%, 07/07/01                         3,350              3,350

@+  CALIFORNIA STATE GOVERNMENT
    Eagle TOB Series 1994 2.58%,
    07/07/01                                        28,760             28,760

@+  CALIFORNIA STATE GOVERNMENT
    Eagle TOB Series 1997C 2.58%,
    07/07/01                                        10,900             10,900

@+  CALIFORNIA STATE GOVERNMENT
    Eagle TOB Series 2000
        2.58%, 07/07/01                             13,675             13,675
        2.63%, 07/07/01                             40,440             40,440

@+  CALIFORNIA STATE HFA RB TOBP
    (PA-540R) 2.60%, 07/07/01                        4,995              4,995

@+  CALIFORNIA STATE PUBLIC WORKS
    BOARD Lease Revenue TOBP
    (PA-814) 2.53%, 07/07/01                        15,395             15,395

@+  CALIFORNIA STATE PUBLIC WORKS
    BOARD Lease Revenue TOB
    Series 209 2.60%, 07/07/01                       9,995              9,995

@+  CALIFORNIA STATE PUBLIC WORKS
    BOARD Lease Revenue TOB
    Series 1999F 2.45%, 07/07/01                     9,985              9,985

o+  CALIFORNIA STATE PUBLIC WORKS
    BOARD Lease Revenue TOB
    Series 2000D 2.53%, 07/06/01                     3,000              3,000

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY COP 2.40%, 07/07/01                    7,485              7,485

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY COP TOB Series
    1999E 2.45%, 07/07/01                            5,000              5,000


                                         SEE THE FINANCIAL NOTES, WHICH      63
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

    SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
    ===========================================================================

    PORTFOLIO HOLDINGS Continued
    As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY IDRB (Biocol
    Investments, LP) Series 1997B
    3.55%, 07/07/01                                  1,500              1,500

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY IDRB (Integrated
    Rolling Co. Project) Series
    1999A 2.80%, 07/07/01                            2,900              2,900

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY Insured RB (Fremont
    Rideout Project) Series 2001A
    3.20%, 07/07/01                                 14,300             14,300

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY M/F Housing RB
    (Cypress Villa Apartments)
    Series F 2.50%, 07/07/01                         4,725              4,725

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY M/F Housing RB
    (Emerald Gardens Apartments)
    Series E 2.50%, 07/07/01                         7,320              7,320

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY M/F Housing RB
    (Kimberly Woods Project)
    Series 1995B 2.60%, 07/07/01                    11,400             11,400

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY M/F Housing RB
    (One Park Place) 2.60%,
    07/07/01                                         2,038              2,038

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY M/F Housing RB
    (Park David Senior Apartments
    Project) Series 1999D 2.55%,
    07/07/01                                         8,220              8,220

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY M/F Housing RB
    (Plaza Club Apartments) Series
    1997A 2.60%, 07/07/01                            9,790              9,790

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY RB (Japanese
    American Museum Project)
    Series 2000A 2.65%, 07/07/01                     5,000              5,000

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY RB (Davis Retirement
    Care) 3.05%, 07/01/01                              700                700

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY RB (Dr. Nichols
    Pistachio) Series C 2.65%,
    07/07/01                                           800                800

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY RB (Elder Care
    Alliance) 2.53%, 07/07/01                       12,760             12,760

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY RB (Jewish
    Federation of Los Angeles)
    Series 2000A 2.50%, 07/07/01                     8,800              8,800

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT
    AUTHORITY Solid Waste Facilities
    RB (Disposal Waste Services)
    2.60%, 07/07/01                                 25,000             25,000

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (13th I Associates Project)
    3.30%, 07/07/01                                  4,705              4,705

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (Agricultural Products, Inc.
    Project) 3.55%, 07/07/01                         1,335              1,335

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (Cowden Metal Stamping
    Project) 3.55%, 07/07/01                         1,695              1,695

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (Drip In Irrigation Co.
    Project) 2.65%, 07/07/01                         3,600              3,600


 64    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (Flambeau Airmold
    Project) 2.65%, 07/07/01                         2,250              2,250

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (Industrial Dynamics Co.
    Project) 3.55%, 07/07/01                         3,570              3,570

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (Pacific Handy Cutter
    Products Project) 3.55%,
    07/07/01                                           435                435

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB (The Diamond Foods
    Project) Series 1991 3.55%,
    07/07/01                                         1,040              1,040

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    IDRB Series 1998C 2.65%,
    07/07/01                                         1,945              1,945

@+  CALIFORNIA STATEWIDE
    COMMUNITY DEVELOPMENT CORP.
    Industrial Development Revenue
    Refunding Bond (Golden Valley
    Project) Series A 2.65%,
    07/07/01                                         1,470              1,470

@+  CALIFORNIA STATEWIDE M/F
    HOUSING AUTHORITY RB
    (Woodsong Apartments) Series
    1997B 2.50%, 07/07/01                            3,327              3,327

@+  CARLSBAD, CALIFORNIA M/F
    Housing Revenue Refunding
    Bond COP (La Costa Apartment
    Project) Series 1993A 2.65%,
    07/07/01                                        11,720             11,720

 +  CENTRAL VALLEY, CALIFORNIA
    FINANCING AUTHORITY Cogernation
    Project Revenue Refunding
    Bond (Carson Ice-Gen Project)
    3.76%, 07/01/01                                  8,885              8,885

@+  CONCORD, CALIFORNIA M/F
    Housing Mortgage RB (Bel Air
    Apartments Project) Series
    1986A 2.60%, 07/07/01                            3,000              3,000

@+  CONCORD, CALIFORNIA M/F
    HOUSING AUTHORITY RB
    (California Hill Apartments)
    Series 1989A 2.65%, 07/07/01                     7,900              7,900

@+  CONTRA COSTA COUNTY,
    CALIFORNIA M/F Housing
    Mortgage RB (El Cerrito Project)
    Series A 2.60%, 07/07/01                           980                980

@+  DAVIS, CALIFORNIA COMMUNITY
    FACILITIES DISTRICT Special Tax
    Bond (East Davis Mace Ranch
    Project) District No. 1999-2
    2.50%, 07/07/01                                  4,440              4,440

@+  DUARTE, CALIFORNIA
    REDEVELOPMENT AGENCY COP
    (Johnson Duarte Partners
    Project) Series 1984B 2.55%,
    07/07/01                                         1,500              1,500

@+  DUARTE, CALIFORNIA
    REDEVELOPMENT AGENCY COP
    (Piken Duarte Partners Project)
    Series 1984A 2.55%, 07/07/01                     4,050              4,050

@+  DUBLIN, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Park Siera Project) Series A
    2.65%, 07/07/01                                 12,700             12,700

@+  DUBLIN, CALIFORNIA SAN RAMON
    SERVICES DISTRICT COP 2.45%,
    07/07/01                                        10,000             10,000

@+  EAST BAY, CALIFORNIA MUNICIPAL
    UTILITY DISTRICT Water System
    Revenue TOB (PA-819) 2.53%,
    07/07/01                                         5,495              5,495

    EAST BAY, CALIFORNIA MUNICIPAL
    UTITLITY DISTRICT TECP
        2.40%, 07/11/01                              5,000              5,000
        2.55%, 08/09/01                             21,800             21,800

 +  EASTERN CALIFORNIA MUNICIPAL
    WATER DISTRICT Water & Sewer
    Revenue COP 4.15%, 07/01/01                      5,000              5,100

@+  EL CAJON, CALIFORNIA M/F
    Housing RB (Pinewood
    Apartments Project) 2.60%,
    07/07/01                                         1,450              1,450


                                         SEE THE FINANCIAL NOTES, WHICH      65
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  EL CAJON, CALIFORNIA M/F
    Redevelopment Housing RB
    (Mollison & Madison Project)
    2.60%, 07/07/01                                  5,300              5,300

@+  ENCINITAS, CALIFORNIA M/F
    Housing Revenue Refunding
    Bond (Torrey Pines Project)
    Series A 2.50%, 07/07/01                         3,100              3,100

 @  FOOTHILL-DE ANZA, CALIFORNIA
    COMMUNITY COLLEGE DISTRICT
    Merlot TOB Series 2000YY
    2.45%, 07/07/01                                  9,995              9,995

@+  FREMONT, CALIFORNIA M/F
    Housing Revenue Refunding
    COP (Amber Court Apartments
    Project) Series 1990A 2.55%,
    07/07/01                                        10,000             10,000

    FREMONT, CALIFORNIA TRAN
    4.27%, 07/10/01                                  9,000              9,002

@+  FRESNO, CALIFORNIA IDA RB
    (Keiser Corp.) 2.50%, 07/07/01                   2,110              2,110

    GOLDEN GATE BRIDGE HIGHWAY
    & TRANSPORTATION DISTRICT TECP
    Series B 2.57%, 08/13/01                        30,500             30,500

@+  HAYWARD, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Huntwood Terrace Apartments)
    2.55%, 07/07/01                                  5,565              5,565

@+  HAYWARD, CALIFORNIA HOUSING
    AUTHORITY M/F Housing RB
    (Shorewood Apartment Project)
    Series A 2.45%, 07/07/01                         9,100              9,100

@+  HERCULES, CALIFORNIA
    REDEVELOPMENT AGENCY IDRB
    (Pro Media Project) Series
    2000A 2.85%, 07/07/01                            2,500              2,500

@+  HUNTINGTON BEACH, CALIFORNIA
    M/F Housing RB (Five Points
    Project) 2.60%, 07/07/01                         6,400              6,400

@+  HUNTINGTON PARK, CALIFORNIA
    REDEVELOPMENT AGENCY M/F
    Housing RB (Casa Rita
    Apartments) Series 1994A
    2.60%, 07/07/01                                  4,100              4,100

@+  INDIO, CALIFORNIA M/F
    Redevelopment Refunding
    Housing Mortgages (Carreon
    Apartments Project) Series
    1996A 2.53%, 07/07/01                            3,950              3,950

@+  IRVINE RANCH, CALIFORNIA
    IMPROVEMENT BOND ACT 1915
    RB (Assessment District No.
    93-14) 3.10%, 07/07/01                           2,000              2,000

@+  KERN COUNTY, CALIFORNIA COP
    (Kern Public Facilities Project)
    Series A 2.40%, 07/07/01                         3,900              3,900

@+  LIVERMORE, CALIFORNIA M/F
    Housing Revenue Refunding
    Bond (Arbors Apartment
    Project) Series 1991A 2.80%,
    07/07/01                                         9,005              9,005

 +  LONG BEACH, CALIFORNIA HARBOR
    Revenue TECP Series 1994A
    3.00%, 07/26/01                                 35,000             35,000

@+  LONG BEACH, CALIFORNIA HARBOR
    Revenue TOB (Pa-890R) 2.60%,
    07/07/01                                         9,190              9,190

@+  LOS ANGELES, CALIFORNIA M/F
    Housing RB (Beverly Park
    Apartments) 2.50%, 07/07/01                     24,400             24,400

@+  LOS ANGELES, CALIFORNIA M/F
    Housing RB (Fountain Park
    Phase II) Series B 2.60%,
    07/07/01                                        25,615             25,615

@+  LOS ANGELES, CALIFORNIA M/F
    Housing RB (Fountain Park
    Project) Series P 2.60%,
    07/07/01                                        11,100             11,100

@+  LOS ANGELES, CALIFORNIA M/F
    Housing RB (Studio Colony)
    Series 1985C 2.60%, 07/07/01                    16,282             16,282

@+  LOS ANGELES, CALIFORNIA M/F
    Housing RB Series 1985K
    2.40%, 07/07/01                                122,265            122,265

    LOS ANGELES, CALIFORNIA S/F
    Home Mortgage RB Series
    2001B 2.72%, 06/01/02                            7,100              7,102


 66   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
+   LOS ANGELES, CALIFORNIA
    COMMUNITY REDEVELOPMENT
    AGENCY Sub Lien Tax Refunding
    Bond Series C 2.50%, 12/01/01                    3,320              3,443

    LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER AND POWER
    RB TOB 2.60%, 08/30/01                          28,000             28,000

@+  LOS ANGELES, CALIFORNIA
    COMMUNITY REDEVELOPMENT
    AGENCY M/F Housing Revenue
    Refunding Bond (Promenade
    Towers Project) Series 2000
    2.45%, 07/07/01                                 33,900             33,900

@+  LOS ANGELES, CALIFORNIA
    COMMUNITY REDEVELOPMENT
    AGENCY RB (Grand Promenade
    Project) 2.50%, 07/07/01                        12,200             12,200

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Eagle TOB Series 2001 2.58%,
    07/07/01                                        24,750             24,750

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Electric Plant RB Second Issue
    Series 2000B 2.55%, 07/07/01                    25,000             25,000

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Electric Plant RB Series 2000A
    2.50%, 07/07/01                                 15,500             15,500

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Electric Plant RB Series 2000E
    2.65%, 07/07/01                                  8,800              8,800

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Electric Plant RB Series 2000F
    2.65%, 07/07/01                                  4,400              4,400

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Electric Plant TOB Series 1
    2.45%, 07/07/01                                 19,995             19,995

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Electric Plant TOB Series 370
    2.60%, 07/07/01                                 45,055             45,055

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Putters TOB Series 184 2.60%,
    07/07/01                                        15,000             15,000

@+  LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Putters TOB Series 185 2.60%,
    07/07/01                                        14,495             14,495

@   LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    Revenue TOB Series L 2.45%,
    07/07/01                                        20,390             20,390

    LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    TECP 2.65%, 08/10/01                             4,000              4,000

    LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    TOB Series B-2 2.60%, 08/30/01                  25,000             25,000

    LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    TOB Series B-3 2.60%, 08/30/01                  50,000             50,000

    LOS ANGELES, CALIFORNIA
    DEPARTMENT OF WATER & POWER
    TOB Series B-6 2.60%, 08/30/01                  75,000             75,000

@+  LOS ANGELES, CALIFORNIA UNIFIED
    SCHOOL DISTRICT COP (Belmont
    Learning Complex Project)
    Series 1997A 3.30%, 07/07/01                    45,700             45,700

@+  LOS ANGELES, CALIFORNIA UNIFIED
    SCHOOL DISTRICT Munitops
    1999-7 Series C 2.60%,
    07/07/01                                        15,400             15,400

    LOS ANGELES, CALIFORNIA UNIFIED
    SCHOOL DISTRICT TRAN 2.58%,
    07/23/02                                        62,000             62,913

@+  LOS ANGELES COUNTY, CALIFORNIA
    COP ACES (Los Angeles
    County Museum of Art Project)
    Series 1985A 2.65%, 07/07/01                     2,300              2,300

@+  LOS ANGELES COUNTY, CALIFORNIA
    COP ACES (Los Angeles
    County Museum of Art Project)
    Series 1985B 2.65%, 07/07/01                     2,600              2,600


                                         SEE THE FINANCIAL NOTES, WHICH      67
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

    SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
    ===========================================================================

    PORTFOLIO HOLDINGS Continued
    As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  LOS ANGELES COUNTY, CALIFORNIA
    M/F Housing RB (Channel
    Gateway Apartments) 2.60%,
    07/07/01                                        49,300             49,300

@+  LOS ANGELES COUNTY, CALIFORNIA
    Pension Revenue Refunding
    Bond Series 1996A 2.50%,
    07/07/01                                        26,500             26,500

    LOS ANGELES COUNTY, CALIFORNIA
    TRAN
        3.58%, 06/28/02                             10,000             10,117
        2.61%, 06/28/02                             40,000             40,439

+   LOS ANGELES COUNTY, CALIFORNIA
    CAPITAL ASSET LEASING CORP.
    Lease Revenue TECP
        2.70%, 07/13/01                              9,040              9,040
        2.65%, 08/07/01                             19,950             19,950
        2.65%, 08/08/01                              5,250              5,250

@+  LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSIT AUTHORITY
    TOB 2.45%, 07/07/01                             23,830             23,830

 @  LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSPORTATION
    AUTHORITY Eagle Sales Tax
    Revenue Refunding Bond
    Series A 2.58%, 07/07/01                        24,750             24,750

@+  LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSPORTATION
    AUTHORITY RB TOB Series 2001I
    2.58%, 07/07/01                                 17,815             17,815

@+  LOS ANGELES COUNTY, CALIFORNIA
    METROPOLITAN TRANSPORTATION
    AUTHORITY Revenue Refunding
    Bond Series 1993A 2.45%,
    07/07/01                                        36,900             36,900

 =  LOS ANGELES COUNTY, CALIFORNIA
    SCHOOLS POOLED FINANCING
    PROGRAM PARTICIPATION
    CERTIFICATES TRAN Series A
    4.27%, 07/02/01                                 41,250             41,251

@+  LOS ANGELES COUNTY, CALIFORNIA
    TRANSPORTATION COMMISSION
    Sales Tax RB Series A 3.96%,
    07/01/01                                         1,400              1,428

    LOS RIOS, CALIFORNIA
    COMMUNITY COLLEGE DISTRICT
    TRAN 3.72%, 10/24/01                            22,000             22,052

@+  MADERA, CALIFORNIA PUBLIC
    FINANCING AUTHORITY Lease RB
    (Municipal Golf Course
    Refinancing Project) 3.60%,
    07/07/01                                         1,950              1,950

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Revenue
    Refunding Bond Series 1996A
    2.45%, 07/07/01                                  8,395              8,395

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Revenue
    Refunding Bond Series 1997C
    2.70%, 07/07/01                                  4,200              4,200

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Revenue
    Refunding Bond Series 1998B
    2.45%, 07/07/01                                  8,500              8,500

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Water
    Works Revenue TOB (PA-546)
    2.63%, 07/07/01                                 14,000             14,000

o+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Water
    Works Revenue TOB Series 154
    2.75%, 07/05/01                                 10,000             10,000

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Water
    Works Revenue TOB Series
    1999O 2.45%, 07/07/01                           16,000             16,000

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Waterworks
    RB Series 2000B2 2.40%,
    07/07/01                                        12,500             12,500

@+  METROPOLITAN WATER DISTRICT OF
    SOUTHERN CALIFORNIA Waterworks
    RB Series 2000B4 2.50%,
    07/07/01                                        29,100             29,100

    MORENO VALLEY, CALIFORNIA
    UNIFIED SCHOOL DISTRICT TRAN
    4.00%, 08/15/01                                 10,000             10,009


 68   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  MOUNT SAN JACINTO, CALIFORNIA
    WINTER PARK AUTHORITY COP
    (Palm Springs Aerial Project)
    2.50%, 07/07/01                                  8,500              8,500

@+  MOUNT SAN JACINTO, CALIFORNIA
    WINTER PARK AUTHORITY COP
    (Palm Springs Aerial  Project)
    Series 2000B 2.50%, 07/07/01                     2,900              2,900

 +  MSR PUBLIC POWER AGENCY OF
    CALIFORNIA RB (San Juan Project)
    2.78%, 07/01/01                                  2,000              2,000

 +  NORTHERN CALIFORNIA POWER
    AGENCY Revenue Refunding
    Bond (Geothermal Project No. 3)
    Series B 3.19%, 07/01/01                         6,455              6,455

@+  OAKLAND, CALIFORNIA Revenue
    TOB (180 Harrison Foundation
    Project) Series 2000M 2.45%,
    07/07/01                                         3,000              3,000

    OAKLAND, CALIFORNIA TRAN
    4.14%, 07/24/01                                 63,000             63,033

 @  OAKLAND PORT, CALIFORNIA Merlot
    TOB (First Union) Series 2000JJ
    2.50%, 07/07/01                                 15,000             15,000

@+  ORANGE COUNTY, CALIFORNIA COP
    (Florence Crittenton Services
    Project) Series 1990 2.40%,
    07/07/01                                         5,900              5,900

@+  ORANGE COUNTY, CALIFORNIA M/F
    Housing RB (Lantern Pines
    Project) 2.50%, 07/07/01                        14,700             14,700

@+  ORANGE COUNTY, CALIFORNIA
    Special Assessment
    Improvement Bond (District
    88-1) 3.05%, 07/01/01                            3,000              3,000

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT
    Revenue Refunding Bond
    (Pointe Niguel Project) Series
    1992C 2.40%, 07/07/01                           11,000             11,000

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT RB
    (Hidden Hills) Series 1985C
    2.65%, 07/07/01                                  5,200              5,200

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT RB
    (Villas Aliento) Series 1998E
    2.45%, 07/07/01                                  4,500              4,500

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT RB
    Series 1985V 2.55%, 07/07/01                    18,000             18,000

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT RB
    Series F 2.45%, 07/07/01                        11,000             11,000

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT RB
    Series G-3 2.50%, 07/07/01                      20,000             20,000

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT
    Revenue Refunding Bond
    (Jess L. Frost Project) Series
    1985B 2.60%, 07/07/01                           10,200             10,200

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT
    Revenue Refunding Bond (The
    Lakes Project #185)
    Series 1991A 2.50%, 07/07/01                     6,000              6,000

@+  ORANGE COUNTY, CALIFORNIA
    APARTMENT DEVELOPMENT
    Revenue Refunding Bond
    (Vintage Woods) Series
    1988H 2.50%, 07/07/01                            5,000              5,000

 +  ORANGE COUNTY, CALIFORNIA
    LOCAL TRANSPORTATION AUTHORITY
    Sales Tax Revenue TECP
        2.40%, 07/11/01                              5,000              5,000
        2.65%, 09/07/01                             40,000             40,000
 +  ORANGE COUNTY, CALIFORNIA
    MUNICIPAL DISTRICT Water
    Facilities COP (Allen-McColloch
    Pipeline Project) Series 1996
    4.18%, 07/01/01                                  3,000              3,000

@+  ORANGE COUNTY, CALIFORNIA
    SANITATION DISTRICT COP
    (Sanitation Districts 1-3, 5-7 &
    11) 3.10%, 07/07/01                              2,000              2,000


                                         SEE THE FINANCIAL NOTES, WHICH      69
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  ORANGE COUNTY, CALIFORNIA
    SANITATION DISTRICT COP
    (Sanitation Districts 1-3, 5-7 &
    11) Series 1992C 2.45%,
    07/07/01                                        43,000             43,000

@+  ORANGE COUNTY, CALIFORNIA
    SANITATION DISTRICT COP Series
    2000A 3.10%, 07/07/01                           39,500             39,500

@+  ORANGE COUNTY, CALIFORNIA
    SANITATION DISTRICT COP Series
    2000B 3.10%, 07/07/01                           19,900             19,900

@+  PALO ALTO, CALIFORNIA UNIFIED
    SCHOOL DISTRICT Merlot TOB
    Series R 2.45%, 07/07/01                         6,000              6,000

@+  PANAMA BUENA VISTA, CALIFORNIA
    UNIFIED SCHOOL DISTRICT COP
    (1994 Capital Improvement
    Financing Project) 3.05%,
    07/07/01                                         4,000              4,000

@+  PETALUMA, CALIFORNIA
    COMMUNITY M/F HOUSING
    AUTHORITY RB (Oakmont At
    Petaluma Project) 2.65%,
    07/07/01                                         3,550              3,550

@+  PINOLE, CALIFORNIA
    REDEVELOPMENT AGENCY M/F
    Housing RB (East Bluff
    Apartments Project) 2.70%,
    07/07/01                                         2,559              2,559

@+  PLEASANT HILL, CALIFORNIA M/F
    Housing RB (Brookside
    Apartments Project) 2.40%,
    07/07/01                                         4,900              4,900

@+  PLEASANT HILL, CALIFORNIA
    REDEVELOPMENT AGENCY M/F
    Housing RB (Chateau III Project)
    Series A 3.00%, 07/07/01                         2,360              2,360

    PORT OF OAKLAND, CALIFORNIA
    TECP Series A
        2.60%, 08/10/01                             43,000             43,000
        2.65%, 09/07/01                             25,450             25,450

@+  PORT OF OAKLAND, CALIFORNIA
    TOBP (PA-663) 2.60%, 07/07/01                    7,575              7,575

+   RANCHO, CALIFORNIA WATER
    DISTRICT FINANCING AUTHORITY
    Revenue Refunding Fixed
    Option Bond 4.07%, 09/11/01                      6,000              6,146

@+  REDWOOD CITY, CALIFORNIA COP
    (City Hall Project) 2.60%,
    07/07/01                                         2,400              2,400

@+  RIVERSIDE COUNTY, CALIFORNIA
    M/F Housing RB (Ambergate
    Apartments) Series 1992A
    2.65%, 07/07/01                                  2,800              2,800

    RIVERSIDE COUNTY, CALIFORNIA
    Teeter Obligation TECP Series B
    2.60%, 08/15/01                                 14,375             14,375

@+  RIVERSIDE COUNTY, CALIFORNIA
    COMMUNITY FACILITIES DISTRICT
    #88-4 RB (Winchester Ranch)
    2.45%, 07/07/01                                 13,100             13,100

@+  RIVERSIDE COUNTY, CALIFORNIA
    HOUSING AUTHORITY M/F Housing
    RB (Tyler Springs Apartments)
    Series 1999C 2.45%, 07/07/01                     7,000              7,000

@+  RIVERSIDE COUNTY, CALIFORNIA
    HOUSING AUTHORITY M/F Housing
    RB (Briarwood Apartment
    Project) Series 1985C 2.60%,
    07/07/01                                         4,500              4,500

@+  RIVERSIDE COUNTY, CALIFORNIA
    HOUSING AUTHORITY M/F Housing
    RB (Victoria Springs Apartments
    Project) 2.60%, 07/07/01                         9,300              9,300

@+  RIVERSIDE COUNTY, CALIFORNIA
    IDA RB (Calmold, Inc. Project)
    2.65%, 07/07/01                                  3,370              3,370

@+  RIVERSIDE COUNTY, CALIFORNIA
    IDA RB (Cryogenic Project)
    Series B 2.60%, 07/07/01                         4,100              4,100

@+  RIVERSIDE COUNTY, CALIFORNIA
    PUBLIC FACILITIES ACES COP
    Series 1985B 2.60%, 07/07/01                     9,000              9,000

 +  RIVERSIDE COUNTY, CALIFORNIA
    PUBLIC FINANCING AUTHORITY
    Special Tax Senior Lein RB
    Series 1995A 4.15%, 09/01/01                     1,750              1,751


 70   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
 +  SACRAMENTO, CALIFORNIA
    MUNICIPAL UTILITY DISTRICT TECP
    Series 1
        2.70%, 09/24/01                             46,500             46,500
        2.60%, 11/13/01                             25,250             25,250

@+  SACRAMENTO COUNTY, CALIFORNIA
    COP (Administration Center &
    Court House Project) 2.70%,
    07/07/01                                         8,070              8,070

@+  SACRAMENTO COUNTY, CALIFORNIA
    HOUSING AUTHORITY M/F Housing
    RB (Chesapeake Commons
    Project) Series C 2.60%,
    07/07/01                                        28,000             28,000

@+  SACRAMENTO COUNTY, CALIFORNIA
    HOUSING AUTHORITY M/F Housing
    RB (Hidden Oaks Apartments)
    Series 1999C 2.55%, 07/07/01                     6,300              6,300

@+  SACRAMENTO COUNTY, CALIFORNIA
    SANITATION DISTRICT FINANCING
    AUTHORITY TOB Series 366
    2.40%, 07/07/01                                 28,945             28,945

 @  SACRAMENTO COUNTY, CALIFORNIA
    SANITATION DISTRICT FINANCING
    AUTHORITY TOBP (PA-694)
    2.53%, 07/07/01                                  6,090              6,090

@+  SACRAMENTO COUNTY, CALIFORNIA
    SPECIAL FACILITIES RB (Recessna
    Aircraft Corp. Project) 2.45%,
    07/07/01                                         3,700              3,700

@+  SALINAS, CALIFORNIA APARTMENT
    DEVELOPMENT M/F Housing RB
    (Mariner Villa Project) Series
    1985B 2.50%, 07/07/01                            2,825              2,825

    SAN BERNARDINO COUNTY,
    CALIFORNIA COP (Capital
    Facilities Project) Series B
    4.14%, 08/01/01                                  1,950              1,993

@+  SAN BERNARDINO COUNTY,
    CALIFORNIA COP (Glen Helen
    Blockbuster Pavilion Project)
    Series 1994C 2.70%, 07/07/01                     6,380              6,380

@+  SAN BERNARDINO COUNTY,
    CALIFORNIA COP (Medical Center
    Financing Project) 2.45%,
    07/07/01                                        23,560             23,560

 +  SAN BERNARDINO COUNTY,
    CALIFORNIA S/F Mortgage RB
    Series A-2 2.94%, 11/01/01                       7,500              7,500

@+  SAN DIEGO, CALIFORNIA HOUSING
    AUTHORITY M/F Mortgage RB
    (Canyon Rim Apartments)
    Series B 2.55%, 07/07/01                        32,440             32,440

@+  SAN DIEGO, CALIFORNIA HOUSING
    AUTHORITY M/F Mortgage RB
    (Creekside Villa) Series 1999B
    2.60%, 07/07/01                                  6,000              6,000

@+  SAN DIEGO, CALIFORNIA HOUSING
    AUTHORITY M/F Mortgage RB
    (Nobel Courts) Series 1999L
    2.40%, 07/07/01                                 34,215             34,215

@+  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY AIRPORTS COMMISSION
    International Airports Revenue
    TOB Series 476 2.40%,
    07/07/01                                        16,255             16,255

@+  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY AIRPORTS COMMISSION
    International Airports Revenue
    TOB Series 2000-429 2.55%,
    07/07/01                                         8,485              8,485

@+  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY AIRPORTS COMMISSION
    International Airports Revenue
    TOBP (PA-662) 2.60%, 07/07/01                   12,670             12,670

@+  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY REDEVELOPMENT
    AGENCY M/F Housing RB (3rd &
    Mission) Series 1999C 2.45%,
    07/07/01                                        58,900             58,900

@+  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY REDEVELOPMENT
    AGENCY M/F Housing RB
    (Fillmore Center Project) Series
    A2 2.50%, 07/07/01                               3,750              3,750

@+  SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY REDEVELOPMENT
    AGENCY M/F Housing RB (Post
    Street Towers) Series A 2.50%,
    07/07/01                                        10,000             10,000


                                         SEE THE FINANCIAL NOTES, WHICH      71
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
    SAN FRANCISCO, CALIFORNIA CITY
    & COUNTY UNIFIED SCHOOL
    DISTRICT TRAN 3.71%, 12/13/01                   17,500             17,551

@+  SAN FRANCISCO, CALIFORNIA
    HOUSING AUTHORITY M/F Housing
    RB (Magnolia Plaza Project)
    Series A 2.70%, 07/07/01                         5,500              5,500

    SAN FRANCISCO, CALIFORNIA
    INTERNATIONAL AIRPORT
    COMMISSION TECP Series A
        2.60%, 08/07/01                             25,015             25,015
        2.60%, 08/13/01                             15,100             15,100

    SAN JOAQUIN COUNTY, CALIFORNIA
    TRAN 3.72%, 10/01/01                            31,000             31,077

 +  SAN JOAQUIN COUNTY, CALIFORNIA
    TRANSPORTATION AUTHORITY Sales
    Tax Revenue TECP
        2.60%, 08/06/01                             15,000             15,000
        2.60%, 08/10/01                              9,100              9,100

@+  SAN JOSE, CALIFORNIA M/F
    Housing RB (Almeden Lake
    Apartments Project) Series
    1997A 2.60%, 07/07/01                           15,900             15,900

@+  SAN JOSE, CALIFORNIA M/F
    Housing RB (Carlton Plaza
    Project) Series A 2.90%,
    07/07/01                                         5,000              5,000

@+  SAN JOSE, CALIFORNIA M/F
    Housing RB (Seinna at
    Renaissance Project) Series
    1996A 2.50%, 07/07/01                           20,000             20,000

@+  SAN JOSE, CALIFORNIA
    REDEVELOPMENT AGENCY RB
    (Merged Area Redevelopment
    Project) 2.45%, 07/07/01                        19,500             19,500

@+  SAN JOSE, CALIFORNIA
    REDEVELOPMENT AGENCY Tax
    Allocation Bond Series 158
    2.60%, 07/07/01                                 30,095             30,095

@+  SAN JOSE, CALIFORNIA
    REDEVELOPMENT M/F Housing
    RB (101 San Fernando
    Apartments Project) Series A
    2.60%, 07/07/01                                 37,000             37,000

@+  SAN LEANDRO, CALIFORNIA M/F
    Housing RB (Carlton Plaza
    Project) Series A 3.00%,
    07/07/01                                         1,900              1,900

@+  SANTA CLARA COUNTY, CALIFORNIA
    M/F Housing Revenue
    Refunding Bond (Brairwood
    Apartments Project) Series
    1996B 2.50%, 07/07/01                            6,300              6,300

@+  SANTA CLARA COUNTY, CALIFORNIA
    ELECTRIC AUTHORITY RB, Series C
    2.45%, 07/07/01                                 19,500             19,500

@+  SANTA CLARA COUNTY, CALIFORNIA
    HOSPITAL FACILITY AUTHORITY RB
    (El Camino Hospital District -
    Valley Medical Center Project)
    Series 1985A 2.90%, 07/07/01                    17,200             17,200

@+  SANTA CLARA VALLEY, CALIFORNIA
    WATER DISTRICT COP Series 411
    2.40%, 07/07/01                                 15,120             15,120

    SANTA CRUZ COUNTY, CALIFORNIA
    TRAN 4.16%, 07/05/01                            26,490             26,492

@+  SANTA FE SPRINGS, CALIFORNIA
    IDA RB 3.10%, 07/30/01                           4,000              4,000

@+  SANTA PAULA, CALIFORNIA PUBLIC
    FINANCING AUTHORITY Lease
    Water System RB (Aquis
    Project) 2.65%, 07/07/01                         9,400              9,400

@+  SANTA ROSA, CALIFORNIA M/F
    Housing RB (Quail Run
    Apartments) Series 1997A
    2.65%, 07/07/01                                  4,980              4,980

    SOUTH COAST, CALIFORNIA LOCAL
    EDUCATION AGENCY Pooled
    TRAN 4.23%, 07/03/01                            25,000             25,001

@+  SOUTH PLACER, CALIFORNIA
    WASTEWATER AUTHORITY RB
    Series B 2.45%, 07/07/01                        20,000             20,000

@+  SOUTHERN CALIFORNIA PUBLIC
    POWER AUTHORITY RB (Southern
    Transmission Project) Series
    1991 2.50%, 07/07/01                            19,735             19,735


 72    SEE THE FINANCIAL NOTES, WHICH
=====  ARE INTEGRAL TO THIS INFORMATION.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  SOUTHERN CALIFORNIA PUBLIC
    POWER AUTHORITY Revenue
    Refunding Bond (Southern
    Transmission Project) Series
    2001A 2.40%, 07/07/01                           20,095             20,095

@+  SOUTHERN CALIFORNIA PUBLIC
    POWER AUTHORITY Revenue
    Refunding Bond Series C
    2.50%, 07/07/01                                  3,000              3,000

@+  SOUTHERN CALIFORNIA SOUTHEAST
    RESOURCE RECOVERY FACILITY
    AUTHORITY RB Series 1993A
    2.60%, 07/07/01                                 29,162             29,162

 @  STATE OF CALIFORNIA Merlot GO
    TOB Series 2000A 2.50%,
    07/07/01                                        18,065             18,065

@+  STOCKTON, CALIFORNIA
    COMMUNITY FACILITY DISTRICT RB
    2.50%, 07/07/01                                  2,085              2,085

@+  TULARE PORTERVILLE, CALIFORNIA
    SCHOOL FINANCING AUTHORITY
    COP (Capital Improvement
    Financing Projects) 3.05%,
    07/07/01                                         6,495              6,495

@+  UNION CITY, CALIFORNIA M/F
    Housing RB (Greenhaven
    Apartments Project) Series
    1997A 2.50%, 07/07/01                            2,975              2,975

@+  UNIVERSITY OF CALIFORNIA BOARD
    OF REGENTS Eagle TOB 2.58%,
    07/07/01                                        13,430             13,430

 @  UNIVERSITY OF CALIFORNIA BOARD
    OF REGENTS TOBP (PT-1057)
    2.53%, 07/07/01                                 16,275             16,275

    UNIVERSITY OF CALIFORNIA
    REGENTS TECP 2.65%, 08/21/01                    23,545             23,545

@+  VALLECITOS, CALIFORNIA WATER
    DISTRICT RB (Twin Oaks Reservoir
    Project) 2.40%, 07/07/01                        19,565             19,565

@+  VALLEJO CITY, CALIFORNIA UNIFIED
    SCHOOL DISTRICT COP (Various
    Capital Improvement Financing
    Projects) Series 1999E 2.50%,
    07/07/01                                         5,915              5,915

@+  VICTOR VALLEY, CALIFORNIA
    COMMUNITY COLLEGE DISTRICT
    COP 2.65%, 07/07/01                             53,450             53,450

@+  VISTA, CALIFORNIA IDA IDRB
    (Desalination System, Inc.
    Project) 2.45%, 07/07/01                         6,300              6,300

@+  WEST BASIN, CALIFORNIA
    MUNICIPAL WATER DISTRICT
    Revenue COP (Phase ll
    Recycled Water Project)
    Series 1997B 2.50%, 07/07/01                     2,200              2,200

@+  WEST BASIN, CALIFORNIA
    MUNICIPAL WATER DISTRICT
    Revenue COP (Phase III
    Recycled Water Project)
    Series 1999A 2.50%, 07/07/01                     3,000              3,000

@+  WEST SACRAMENTO, CALIFORNIA
    Special Tax RB (Community
    Facilities District #6) 2.80%,
    07/07/01                                         3,950              3,950

@+  WESTMINSTER, CALIFORNIA AGENCY
    Tax Allocation Bond (Community
    Redevelopment Project) 2.60%,
    07/07/01                                         9,515              9,515

@+  WESTMINSTER, CALIFORNIA
    REDEVELOPMENT AGENCY M/F
    Housing RB (Brookhurst Royale)
    Series A 3.50%, 07/07/01                         7,700              7,700

@+  WESTMINSTER, CALIFORNIA COP
    (Civic Center Project) Series A
    2.60%, 07/07/01                                  3,945              3,945
                                                                   ----------
                                                                    5,806,646
    PUERTO RICO 3.6%

@+  PUERTO RICO COMMONWEALTH
    Infrastructure Eagle TOB
    Series 2000
        2.58%, 07/07/01                             17,210             17,210
        2.63%, 07/07/01                             20,000             20,000

@+  PUERTO RICO COMMONWEALTH
    TOB Series 3 2.33%, 07/07/01                    20,795             20,795

    PUERTO RICO COMMONWEALTH
    TOBP (PA-652) 2.53%, 07/07/01                    2,730              2,730


                                         SEE THE FINANCIAL NOTES, WHICH      73
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                 FACE VALUE          MKT. VALUE
    ISSUER, RATE, MATURITY DATE                  ($ x 1,000)         ($ x 1,000)
@+  PUERTO RICO COMMONWEALTH
    HIGHWAY & TRANSPORTATION
    AUTHORITY RB Series 1998A
    2.40%, 07/07/01                                 10,900             10,900

@+  PUERTO RICO COMMONWEALTH
    HIGHWAY & TRANSPORTATION
    AUTHORITY Transportation
    Revenue Merlot TOB Series
    2000FFF 2.45%, 07/07/01                          4,990              4,990

@+  PUERTO RICO COMMONWEALTH
    INFRASTRUCTURE FINANCING
    AUTHORITY TOBP (PA-498)
    2.53%, 07/07/01                                  3,930              3,930

@+  PUERTO RICO COMMONWEALTH
    INFRASTRUCTURE FINANCING
    AUTHORITY TOBP (PA-782)
    2.53%, 07/07/01                                 39,640             39,640

@+  PUERTO RICO COMMONWEALTH
    INFRASTRUCTURE FINANCING
    AUTHORITY TOBP (PT-1028)
    2.53%, 07/07/01                                 32,865             32,865

    PUERTO RICO COMMONWEALTH
    PUBLIC IMPROVEMENT GO
    Series B 4.13%, 07/01/01                         5,470              5,470

@+  PUERTO RICO ELECTRIC POWER
    AUTHORITY RB Putters TOB
    Series 164 2.38%, 07/07/01                      15,765             15,765

@+  PUERTO RICO ELECTRIC POWER
    AUTHORITY RB Putters TOB
    2.38%, 07/07/01                                  5,000              5,000

    PUERTO RICO GOVERNMENT
    DEVELOPMENT BANK TECP
        3.10%, 08/16/01                              5,932              5,932
        2.60%, 08/17/01                              2,500              2,500
        2.95%, 08/24/01                             11,980             11,980

o+  PUERTO RICO HOUSING FINANCE
    CORP. RB TOB Series R 3.80%,
    09/06/01                                         4,410              4,410

@+  PUERTO RICO PUBLIC BUILDING
    AUTHORITY Government Facilities
    RB Putter TOB Series 211
    2.38%, 07/07/01                                 14,995             14,995
                                                                    ---------
                                                                      219,112

================================================================================
END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.


 74   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                       $6,025,758  a
Cash                                                                    1,179
Receivables:
    Fund shares sold                                                    8,528
    Interest                                                           48,352
    Investments sold                                                   46,548
Prepaid expenses                                                 +        124
                                                                 ------------
TOTAL ASSETS                                                        6,130,489

LIABILITIES
================================================================================
Payables:
    Fund shares redeemed                                                9,771
    Dividends to shareholders                                           5,654
    Investments bought                                                286,994
    Investment adviser and administrator fees                             101
    Transfer agent and shareholder service fees                           162
Accrued expenses                                                 +        155
                                                                 ------------
TOTAL LIABILITIES                                                     302,837

NET ASSETS
================================================================================
TOTAL ASSETS                                                        6,130,489
TOTAL LIABILITIES                                                -    302,837
                                                                 ------------
NET ASSETS                                                         $5,827,652

NET ASSETS BY SOURCE
Capital received from investors                                     5,829,554
Net realized capital losses                                            (1,902)

NET ASSETS BY SHARE CLASS

                                                        SHARES
SHARE CLASS                NET ASSETS   (DIVIDE)   OUTSTANDING     =        NAV
Sweep Shares               $3,489,318                3,490,922            $1.00
Value Advantage Shares     $2,338,334                2,338,747            $1.00

FEDERAL TAX DATA
--------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO                                               $6,025,758

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                   Loss amount:
   2001                                                                      $56
   2002                                                                      582
   2004                                                                       93
   2005                                                                       35
   2006                                                                       42
   2007                                                                      259
   2008                                                            +         958
                                                                   -------------
                                                                      $    2,025


a. Includes illiquid restricted securities worth $36,975, or 0.61% of the fund's investments. The amortized cost for the fund's securities was $6,025,758. During the reporting period, the fund had $551,520 in transactions with other SchwabFunds.(R)


                                         SEE THE FINANCIAL NOTES, WHICH      75
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND -- FINANCIALS

Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Interest                                                             $92,772

NET REALIZED GAINS
================================================================================
Net realized gains on investments sold                                   123

EXPENSES
================================================================================
Investment adviser and administrator fees                             10,429  a
Transfer agent and shareholder service fees:
    Sweep Shares                                                       8,469  b
    Value Advantage Shares                                             2,581  b
Trustees' fees                                                            26  c
Custodian and portfolio accounting fees                                  237
Professional fees                                                         27
Registration fees                                                        158
Shareholder reports                                                      123
Other expenses                                                   +        21
                                                                 -----------
Total expenses                                                        22,071
Expense reduction                                                -     5,089  d
                                                                 -----------
NET EXPENSES                                                          16,982

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                               92,772
NET EXPENSES                                                     -    16,982
                                                                 -----------
NET INVESTMENT INCOME                                                 75,790
NET REALIZED GAINS                                               +       123
                                                                 -----------
INCREASE IN NET ASSETS FROM OPERATIONS                               $75,913

a. Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b. Calculated as a percentage of average daily net assets as follows:

   TRANSFER AGENT SERVICES:

                                                                    % OF AVERAGE
   SHARE CLASS                                                  DAILY NET ASSETS
   -----------------------------------------------------------------------------
   Sweep Shares                                                        0.25
   Value Advantage Shares                                              0.05

   SHAREHOLDER SERVICES:

                                                                    % OF AVERAGE
   SHARE CLASS                                                  DAILY NET ASSETS
   -----------------------------------------------------------------------------
   Sweep Shares                                                        0.20
   Value Advantage Shares                                              0.17

   Prior to June 1, 2001, the shareholder services fee for Value Advantage Shares was 0.20%.

c. For the fund's independent trustees only.

d. Includes $5,001 from the investment adviser (CSIM) and $88 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2002, as follows:

                                                                    % OF AVERAGE
   SHARE CLASS                                                  DAILY NET ASSETS
   -----------------------------------------------------------------------------
   Sweep Shares                                                         0.65
   Value Advantage Shares                                               0.45

   This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


 76   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01 - 6/30/01 are unaudited.

OPERATIONS
======================================================================================
                                              1/1/01 - 6/30/01    1/1/00 - 12/31/00
Net investment income                         $         75,790      $       171,599
Net realized gains or losses                  +            123                 (961)
                                              ----------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                  75,913              170,638

DISTRIBUTIONS PAID
======================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                            47,333              113,342
Value Advantage Shares                        +         28,457               58,257
                                              ----------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME              75,790              171,599

TRANSACTIONS IN FUND SHARES a
======================================================================================
SHARES SOLD
Sweep Shares                                         7,208,741           17,669,847
Value Advantage Shares                        +      1,829,489            2,995,788
                                              ----------------------------------------
TOTAL SHARES SOLD                                    9,038,230           20,665,635

SHARES REINVESTED
Sweep Shares                                            43,012              110,869
Value Advantage Shares                        +         24,392               55,159
                                              ----------------------------------------
TOTAL SHARES REINVESTED                                 67,404              166,028

SHARES REDEEMED
Sweep Shares                                         7,685,015           17,314,654
Value Advantage Shares                        +      1,686,074            2,483,685
                                              ----------------------------------------
TOTAL SHARES REDEEMED                                9,371,089           19,798,339

NET INCREASE OR DECREASE                              (265,455)           1,033,324  b

NET ASSETS
======================================================================================
Beginning of period                                  6,092,984            5,060,621
Total increase or decrease                    +       (265,332)           1,032,363  c
                                              ----------------------------------------
END OF PERIOD                                 $      5,827,652      $     6,092,984

a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents shares sold plus shares reinvested, minus shares redeemed.

c. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                         SEE THE FINANCIAL NOTES, WHICH      77
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB
NEW YORK MUNICIPAL
MONEY FUND

                          [PHOTO OF KEVIN SHAUGHNESSY]


"A CONTINUING ECONOMIC SLUMP COULD MEAN FISCAL WEAKNESS FOR THE STATE IN FUTURE YEARS, BUT CURRENTLY, EVEN AS IT ENDURES ITS 17TH YEAR OF DELAYED BUDGET APPROVAL, NEW YORK APPEARS TO BE IN GOOD FISCAL HEALTH."

          PORTFOLIO MANAGER
          KEVIN SHAUGHNESSY

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.

TICKER SYMBOLS

Sweep Shares             SWNXX

Value Advantage Shares   SWYXX

------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and New York state and local personal income tax.
------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR NEW YORK TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING TRIPLE TAX-EXEMPT INCOME.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FEDOS RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this in the yield of the Bond Buyer Weekly One Year Note Index, which reached 3.69% in early January 2001 but ended the reporting period at 2.58%.

AT THE BEGINNING OF THE REPORTING PERIOD, THE FUND EMPHASIZED FIXED-RATE SECURITIES TO TAKE ADVANTAGE OF THE FALLING INTEREST RATE ENVIRONMENT. As investors sought liquidity for tax payments, demand for securities in the municipal market declined early in the second quarter. Therefore, the fund shortened its maturity to capitalize on the seasonal rise in short-term muni yields. The fund also continued to add investments such as tender option bonds and AMT issues, which provided relatively better value.

THE STATE ENDED ITS FISCAL YEAR 2001 (3/30) WITH A $3 BILLION SURPLUS, UP $1.3 BILLION FROM FISCAL 2000. At the same time, the lower-than-expected earnings on Wall Street, coupled with Governor Pataki's continued phasing in of substantial tax cuts, may leave the state with budget deficits exceeding $2 billion in fiscal 2002 and 2003. The state's credit ratings are: A2/AA/AA from Moody's Investor Service, Standard & Poor's and Fitch, respectively.


 78
====

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 AS OF 6/30/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

                                                                       VALUE
                                                         SWEEP       ADVANTAGE
                                                         SHARES        SHARES
-------------------------------------------------------------------------------
Seven-Day Yield                                           2.18%         2.42%
-------------------------------------------------------------------------------
Seven-Day Effective Yield                                 2.20%         2.45%
-------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent
Effective Yield 3                                         4.04%         4.49%
-------------------------------------------------------------------------------


WEIGHTED AVERAGE MATURITY DURING THE PERIOD

                     [WEIGHTED AVERAGE MATURITY LINE GRAPH]

   Monthly     Maturity
  12/31/00        52
   1/31/01        55
   2/28/01        41
   3/31/01        32
   4/30/01        27
   5/31/01        22
   6/30/01        29

PORTFOLIO COMPOSITION 2 AS OF 6/30/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE
-------------------------------------------------------------------------------

                              [BY STATE PIE CHART]

1.  95.5%    New York
2.   3.9%    Puerto Rico
3.   0.6%    New Jersey


BY CREDIT QUALITY
-------------------------------------------------------------------------------

                         [BY CREDIT QUALITY PIE CHART]

1.  100.0%   Tier 1

1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and New York state and New York City personal income tax rate of 45.49%.


                                                                             79
                                                                            ====

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                 1/1/01-           1/1/00-           1/1/99-     1/1/98-     1/1/97-      1/1/96-
SWEEP SHARES                                     6/30/01          12/31/00          12/31/99    12/31/98    12/31/97     12/31/96

PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             1.00              1.00              1.00        1.00        1.00         1.00
                                                -----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.01              0.03              0.03        0.03        0.03         0.03
                                                -----------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.01)            (0.03)            (0.03)      (0.03)      (0.03)       (0.03)
                                                -----------------------------------------------------------------------------------
Net asset value at end of period                   1.00              1.00              1.00        1.00        1.00         1.00
                                                -----------------------------------------------------------------------------------
Total return (%)                                   1.33 2            3.39              2.59        2.78        2.96         2.74

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                               0.69 1            0.69 3            0.69        0.69        0.69 3       0.69
Expense reductions reflected in above ratio        0.17 1            0.18              0.22        0.28        0.33         0.35
Ratio of net investment income to
  average net assets                               2.66 1            3.35              2.57        2.73        2.93         2.71
Net assets, end of period ($ x 1,000,000)           819               798               604         468         357          271

1     Annualized.

2     Not annualized.

3 Would have been 0.70% if certain non-routine expenses (proxy fees) had been included.


 80      SEE THE FINANCIAL NOTES, WHICH
====     ARE INTEGRAL TO THIS INFORMATION.

-------------------------------------------------------------------------------------------------------------------------------
                                                1/1/01-          1/1/00-           1/1/99-    1/1/98-     1/1/97-      1/1/96-
VALUE ADVANTAGE SHARES                          6/30/01          12/31/00          12/31/99   12/31/98    12/31/97     12/31/96
-------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
===============================================================================================================================
Net asset value at beginning of period            1.00              1.00              1.00       1.00       1.00         1.00
                                                -------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                           0.01              0.04              0.03       0.03       0.03         0.03
                                                -------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income           (0.01)            (0.04)            (0.03)     (0.03)     (0.03)       (0.03)
                                                -------------------------------------------------------------------------------
Net asset value at end of period                  1.00              1.00              1.00       1.00       1.00         1.00
                                                -------------------------------------------------------------------------------
Total return (%)                                  1.45 2            3.64              2.83       3.03       3.21         2.99

RATIOS/SUPPLEMENTAL DATA (%)
===============================================================================================================================
Ratio of net operating expenses to
  average net assets                              0.45 1            0.45 3            0.45       0.45       0.45 3       0.45
Expense reductions reflected in above ratio       0.20 1            0.22              0.26       0.33       0.40         0.56
Ratio of net investment income to
  average net assets                              2.89 1            3.59              2.81       2.96       3.18         2.98
Net assets, end of period ($ x 1,000,000)          577               419               296        238        126           67

1 Annualized.

2 Not annualized.

3 Would have been 0.46% if certain non-routine expenses (proxy fees) had been included.


                                     SEE THE FINANCIAL NOTES, WHICH         81
                                     ARE INTEGRAL TO THIS INFORMATION.     ====

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS
================================================================================

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

+     Credit-enhanced security

o     Illiquid restricted security

@     Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

100.0%  Municipal Securities
        Market Value: $1,422,155
        Cost: $1,422,155
------------------------------------
100.0%  Total Investments
        Market Value: $1,422,155
        Cost: $1,422,155

                                                       Face Value        Mkt. Value
      Issuer, Rate, Maturity Date                     ($ x 1,000)       ($ x 1,000)
      MUNICIPAL SECURITIES  100.0% OF INVESTMENTS

      NEW JERSEY  0.6%

@+    PORT AUTHORITY OF NEW YORK &
      NEW JERSEY TOB Series 177
      2.60%, 07/07/01                                    8,200              8,200

      NEW YORK  95.5%

@+    ALBANY, NEW YORK INDUSTRIAL
      DEVELOPMENT AGENCY IDRB
      (Newkirk Products Project)
      Series 1995A 2.65%, 07/07/01                       1,000              1,000

@+    ALBANY, NEW YORK INDUSTRIAL
      DEVELOPMENT AGENCY IDRB
      (United Cerebral Palsy Project)
      Series B 2.50%, 07/07/01                          11,910             11,910

@+    BABYLON, NEW YORK IDA
      Resource Recovery RB (Ogden
      Martin Project) Series 1998
      2.40%, 07/07/01                                    5,200              5,200

@+    CHAUTAQUA COUNTY, NEW YORK
      IDA Civic Facilities RB
      (Jamestown Center City
      Development Project) Series
      2000A 2.65%, 07/07/01                              4,000              4,000

@+    Chenango County, New York
      IDA IDRB (Baille Lumber
      Project) Series 2000A 2.95%,
      07/07/01                                           5,751              5,751

      CLINTON COUNTY, NEW YORK BAN
      4.40%, 07/27/01                                    9,906              9,909

@+    DUTCHESS COUNTY, NEW YORK
      IDA IDRB (Mechtroncis Corp.
      Project) Series 1998 2.80%,
      07/07/01                                           3,425              3,425

@+    DUTCHESS COUNTY, NEW YORK
      IDA IDRB (Trinity Pawling
      School Corp. Project) 2.55%,
      07/07/01                                           3,300              3,300

@+    HERKIMER COUNTY, NEW YORK IDA
      Civic Facilities RB (Templeton
      Foundation Project) 2.83%,
      07/07/01                                           2,200              2,200


 82     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

                                                       FACE VALUE        MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)      ($ x 1,000)
@+    JAY STREET DEVELOPMENT CORP.,
      NEW YORK Lease RB (Jay Street
      Project) Series A-1
         2.40%, 07/07/01                                 7,000             7,000
         2.45%, 07/07/01                                23,000            23,000

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      Series 1998-2B 3.10%, 07/01/01                     7,000             7,000

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      Series 1998B-7 2.45%, 07/07/01                     3,500             3,500

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      Series 2 Subseries 2-A 2.45%,
      07/07/01                                          11,000            11,000

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      Subseries 1B 3.10%, 07/01/01                       1,200             1,200

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      Subseries 3B 3.10%, 07/07/01                      10,000            10,000

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      TOBP (PA-824) 2.58%, 07/07/01                      4,365             4,365

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      TOB Series 1998A 2.58%,
      07/07/01                                           1,900             1,900

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      TOBP (PA-522) 2.58%, 07/07/01                     25,480            25,480

@+    LONG ISLAND, NEW YORK POWER
      AUTHORITY Electric System RB
      TOBP (PA-565) 2.58%, 07/07/01                     10,000            10,000

      LONG ISLAND, NEW YORK POWER
      AUTHORITY TECP Series 1 2.55%,
      10/11/01                                           8,000             8,000

@+    MONROE COUNTY, NEW YORK IDRB
      (ENBI Corp. Lease Rent Project)
      Series 1988 2.50%, 07/07/01                        2,000             2,000

      MUNICIPAL ASSISTANCE CORP. FOR
      THE CITY OF NEW YORK RB Series
      1998M 4.05%, 07/01/01                              5,000             5,000

      NASSAU COUNTY, NEW YORK GO
      Series A 2.70%, 07/01/02                           4,895             5,005

      NASSAU COUNTY, NEW YORK
      INTERIM FINANCE AUTHORITY BAN
      Series 2000A-1
         4.10%, 09/28/01                                11,000            11,023
         4.10%, 12/19/01                                 5,400             5,422

      NASSAU COUNTY, NEW YORK
      INTERIM FINANCE AUTHORITY BAN
      Series A-1
         2.50%, 03/14/02                                16,015            16,148
         2.50%, 04/11/02                                19,000            19,175

@+    NEW YORK CITY, NEW YORK GO
      Putter TOB Series 175 2.53%,
      07/07/01                                           4,995             4,995

 +    NEW YORK CITY, NEW YORK GO
      Series 1992C-1 4.30%, 08/01/01                     8,275             8,286

@+    NEW YORK CITY, NEW YORK GO
      Series 1994-B6 3.20%, 07/01/01                    13,000            13,000

@+    NEW YORK CITY, NEW YORK GO
      Series 1994H Subseries H-3
      3.10%, 07/01/01                                    5,000             5,000

      NEW YORK CITY, NEW YORK GO
      Series 1995C 4.25%, 08/15/01                       5,580             5,600

@+    NEW YORK CITY, NEW YORK GO
      Series 394 2.60%, 07/07/01                         6,920             6,920

@+    NEW YORK CITY, NEW YORK GO
      Series B7 3.15%, 07/01/01                          6,700             6,700

@+    NEW YORK CITY, NEW YORK GO
      Series D22 2.50%, 07/07/01                         4,300             4,300

@+    NEW YORK CITY, NEW YORK GO
      Series F 2.68%, 07/07/01                           3,395             3,395

@+    NEW YORK CITY, NEW YORK GO
      Series H Subseries H-3 3.10%,
      07/01/01                                           6,000             6,000

@+    NEW YORK CITY, NEW YORK GO
      Subseries 1993A-7 3.15%,
      07/01/01                                           1,000             1,000

@+    NEW YORK CITY, NEW YORK GO
      Subseries 1993A-8 3.15%,
      07/01/01                                           1,700             1,700

@+    NEW YORK CITY, NEW YORK GO
      Merlot TOB (CoreStates Project)
      Series 1997C 2.73%, 07/07/01                      26,000            26,000


                                   SEE THE FINANCIAL NOTES, WHICH           83
                                   ARE INTEGRAL TO THIS INFORMATION.       ====

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS
================================================================================

PORTFOLIO HOLDINGS CONTINUED
As of June 30, 2001; unaudited.

                                                       FACE VALUE        MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)      ($ x 1,000)
@+    NEW YORK CITY, NEW YORK M/F
      Rental Housing RB (Tribeca
      Tower Project) Series 1997A
      2.50%, 07/07/01                                    28,100            28,100

@+    NEW YORK CITY, NEW YORK HEALTH
      & Hospital Corp. RB TOBP
      (PA-555) 2.51%, 07/07/01                           17,620            17,620

@+    NEW YORK CITY, NEW YORK
      HOUSING DEVELOPMENT CORP.
      M/F Housing RB (100 Jane
      Street Development Project)
      Series A 2.55%, 07/07/01                            6,525             6,525

@+    NEW YORK CITY, NEW YORK
      HOUSING DEVELOPMENT CORP.
      M/F Housing RB (15th Street
      Development Project) 2.60%,
      07/07/01                                           23,000            23,000

@+    NEW YORK CITY, NEW YORK
      HOUSING DEVELOPMENT CORP.
      M/F Housing RB (One
      Columbus Project) Series A
      2.55%, 07/07/01                                    40,700            40,700

@+    NEW YORK CITY, NEW YORK
      HOUSING DEVELOPMENT CORP.
      M/F Housing RB (Related
      Broadway Development)
      Series A 2.50%, 07/07/01                           29,000            29,000

@+    NEW YORK CITY, NEW YORK IDA
      Civic Facility RB (Jewish Board
      of Family Services Project)
      2.55%, 07/07/01                                    15,820            15,820

@+    NEW YORK CITY, NEW YORK IDA
      RB TOBP (PT-459) 2.58%,
      07/07/01                                            4,445             4,445

@+    NEW YORK CITY, NEW YORK IDA
      Special Facility RB (Korean
      Airlines Co. Project) Series
      1997A 2.65%, 07/07/01                               7,400             7,400

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL FINANCING AUTHORITY
      Water & Sewer System RB TOB
      2.51%, 07/07/01                                     4,995             4,995

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL ACCEPTANCE CORP.
      TOB 2.51%, 07/07/01                                23,445            23,445

+     NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY TECP 2.65%, 10/04/01                      7,000             7,000

+     NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY TECP Series 1
      2.55%, 08/08/01                                    12,000            12,000

+     NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY TECP Series 5
      2.60%, 09/27/01                                    20,400            20,400

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY Water & Sewer
      System RB Series 1993C
      3.15%, 07/01/01                                     1,100             1,100

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY Water & Sewer
      System RB Series 1994G
      3.10%, 07/01/01                                     8,400             8,400

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY Water & Sewer
      System Revenue TOBP (PA-492)
      2.60%, 07/07/01                                     3,250             3,250

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY Water & Sewer
      Systems Revenue TOBP
      (PA-523) Series 1999B 2.51%,
      07/07/01                                           18,235            18,235

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY Water & Sewer
      Systems Revenue TOBP
      (PA-838) 2.58%, 07/07/01                            4,995             4,995

@+    NEW YORK CITY, NEW YORK
      MUNICIPAL WATER FINANCE
      AUTHORITY Water & Sewer
      System RB Series 1995A
      3.10%, 07/01/01                                     3,600             3,600


 84     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

                                                       FACE VALUE        MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)       ($ x 1,000)
@+    NEW YORK CITY, NEW YORK TRANSIT
      CULTURAL RESOURCE RB
      (American Museum of Natural
      History Project) Series 1993A
      2.35%, 07/07/01                                    5,475              5,475

+     NEW YORK CITY, NEW YORK TRANSIT
      CULTURAL RESOURCE RB
      (American Museum of Natural
      History Project) Series 1999B
      4.50%, 07/01/01                                    8,000              8,000

@+    NEW YORK CITY, NEW YORK
      TRANSITIONAL FINANCE AUTHORITY
      Revenue TOB Series 283
      2.60%, 07/07/01                                    3,700              3,700

@+    NEW YORK CITY, NEW YORK
      TRANSITIONAL FINANCE AUTHORITY
      TOB 2.58%, 07/07/01                               22,720             22,720

@+    NEW YORK CITY, NEW YORK
      TRANSITIONAL FINANCE AUTHORITY
      RB (Future Tax Secured Project)
      Series 2001B 3.10%, 07/01/01                       2,000              2,000

@+    NEW YORK CITY, NEW YORK
      TRANSITIONAL FINANCE AUTHORITY
      RB Series 2001C 2.50%,
      07/07/01                                          15,000             15,000

o+    NEW YORK LOCAL GOVERNMENT
      ASSISTANCE CORP. TOB Series
      2000-23 3.20%, 11/01/01                           20,965             20,965

@+    NEW YORK LOCAL GOVERNMENT
      ASSISTANCE CORP. TOB Series
      468X 2.60%, 07/07/01                               9,995              9,995

+     NEW YORK METROPOLITAN
      TRANSPORTATION AUTHORITY TECP
      Series 98
         2.60%, 07/17/01                                15,300             15,300
         2.60%, 07/24/01                                15,000             15,000

@+    NEW YORK STATE Environmental
      Pollution Control RB TOB
      (96-C3202) Series 1994D
      2.58%, 07/07/01                                   17,050             17,050

      NEW YORK STATE Environmental
      TECP Series 1998A
         3.00%, 07/11/01                                12,500             12,500
         2.55%, 08/08/01                                25,000             25,000

      NEW YORK STATE GO
      (Environmental Quality Project)
      Series G 4.30%, 10/04/01                           4,800              4,800

@+    NEW YORK STATE DORMITORY
      AUTHORITY Lease RB Series 493
      2.60%, 07/07/01                                    2,180              2,180

@+    NEW YORK STATE DORMITORY
      AUTHORITY RB (New York
      Foundling Charitable Project)
      2.45%, 07/07/01                                    5,070              5,070

O+    NEW YORK STATE DORMITORY
      AUTHORITY RB TOB Series
      2000-15 4.35%, 07/18/01                           47,030             47,030

@+    NEW YORK STATE DORMITORY
      AUTHORITY TOB 2.58%, 07/07/01                     12,375             12,375

@+    NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY Facility RB (Con
      Edison Co. Project)
      Subseries A-1 2.60%, 07/07/01                      5,000              5,000

@+    NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY Facility RB (Con
      Edison Co. Project)
      Subseries A-2 2.70%, 07/07/01                      5,000              5,000

@+    NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY Facility RB (Con
      Edison Co. Project)
      Subseries A-3 2.50%, 07/07/01                      4,000              4,000

@+    New York State Energy
      Research & Development
      Authority Gas Facilities RB
      Series 379 2.65%, 07/07/01                        14,125             14,125

+     NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY Pollution Control RB
      (New York State Electric & Gas
      Project) Series B 4.25%,
      10/15/01                                          12,875             12,875

@+    NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY Pollution Control RB
      3.20%, 07/01/01                                    2,600              2,600


                                     SEE THE FINANCIAL NOTES, WHICH        85
                                     ARE INTEGRAL TO THIS INFORMATION.    ====

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                    FACE VALUE        MKT. VALUE
      ISSUER, RATE, MATURITY DATE                 ($ x 1,000)        ($ x 1,000)
@+    NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY TOB Series 176
      2.53%, 07/07/01                                8,325              8,325

@+    NEW YORK STATE ENERGY
      RESEARCH & DEVELOPMENT
      AUTHORITY TOB Series 1994 A
      2.58%, 07/07/01                               14,850             14,850

@+    NEW YORK STATE HFA Housing
      RB (101 West End Avenue
      Project) Series 1999A 2.60%,
      07/07/01                                      13,200             13,200

@+    NEW YORK STATE HFA Housing
      RB (345 East 94th Street
      Housing Project)
      2.50%, 07/07/01                               20,200             20,200

@+    NEW YORK STATE HFA Housing
      RB (Chelsea Arms Housing
      Project) Series 1998A 2.55%,
      07/07/01                                      18,000             18,000

@+    NEW YORK STATE HFA Housing
      RB (East 84th Street Project)
      Series 1995A 2.55%, 07/07/01                   1,500              1,500

@+    NEW YORK STATE HFA Housing
      RB (Union Square South
      Housing Project) 2.50%,
      07/07/01                                      23,200             23,200

@+    NEW YORK STATE HFA Housing
      RB (Worth Street Housing
      Project) Series A 2.55%,
      07/07/01                                      10,000             10,000

@+    NEW YORK STATE HFA M/F
      Housing RB Series 1999 A
      2.55%, 07/07/01                               17,500             17,500

@+    NEW YORK STATE HFA RB (150
      East 44th Street Project) Series
      2000A 2.60%, 07/07/01                         40,000             40,000

@+    NEW YORK STATE HFA RB (70
      Battery Place Project) Series
      1999A 2.55%, 07/07/01                          8,500              8,500

@+    NEW YORK STATE HFA RB
      (Normandie Court Project)
      Series 1991 2.45%, 07/07/01                   15,290             15,290

@+    NEW YORK STATE HFA RB
      (Tribeca Landing) Series 1997 A
         2.50%, 07/07/01                             4,500              4,500
         2.55%, 07/07/01                            13,000             13,000

@+    NEW YORK STATE HFA RB (West
      20th Street Project) Series
      2001A 2.50%, 07/07/01                         30,600             30,600

@+    NEW YORK STATE HFA RB (West
      38th Street Project) Series
      2001A 2.50%, 07/07/01                          5,200              5,200

@+    NEW YORK STATE HFA RB Series
      1997A 2.50%, 07/07/01                          5,000              5,000

@+    NEW YORK STATE LOCAL
      GOVERNMENT ASSISTANCE CORP.
      RB Series 1995D 2.45%,
      07/07/01                                       7,900              7,900

@+    NEW YORK STATE LOCAL
      GOVERNMENT ASSISTANCE CORP.
      RB Series 1995E 2.45%,
      07/07/01                                      21,000             21,000

@+    NEW YORK STATE LOCAL
      GOVERNMENT ASSISTANCE CORP.
      RB Series 1995G 2.35%,
      07/07/01                                       4,150              4,150

@+    NEW YORK STATE LOCAL
      GOVERNMENT ASSISTANCE CORP.
      TOBP 2.58%, 07/07/01                           9,900              9,900

@+    NEW YORK STATE MEDICAL CARE
      FACILITIES FINANCING AGENCY
      RB (Pooled Equipment Loan
      Program 1) 2.60%, 07/07/01                     2,900              2,900

@+    NEW YORK STATE MEDICAL CARE
      FACILITY TOBP (PT-154) 2.51%,
      07/07/01                                       3,175              3,175

o+    NEW YORK STATE MORTGAGE
      AGENCY RB TOB (Homeowners
      Mortgage) Series 77-A 3.40%,
      10/04/01                                      12,950             12,950

@+    NEW YORK STATE MORTGAGE
      AGENCY RB Merlots TOB Series
      BO3 2.78%, 07/07/01                            4,800              4,800


 86     SEE THE FINANCIAL NOTES, WHICH
====    ARE INTEGRAL TO THIS INFORMATION.

                                                       Face Value        Mkt. Value
      Issuer, Rate, Maturity Date                     ($ x 1,000)      ($ x 1,000)
@+    NEW YORK STATE MORTGAGE
      AGENCY RB TOBP (PT-260)
      2.58%, 07/07/01                                    9,885              9,885

@+    NEW YORK STATE MORTGAGE
      AGENCY TOB Series 1999F
      2.58%, 07/07/01                                   24,795             24,795

      NEW YORK STATE POWER AUTHORITY
      RB Series 2000a 4.18%,
      11/15/01                                           5,500              5,516

      NEW YORK STATE POWER AUTHORITY
      Revenue & General Purpose
      Refunding Bond Series 1991Z
      4.14%, 01/01/02                                    5,000              5,155

+     NEW YORK STATE POWER AUTHORITY
      TECP Series 1 2.55%, 08/09/01                      9,000              9,000

+     NEW YORK STATE POWER AUTHORITY
      TECP Series 8 2.55%, 08/14/01                     11,400             11,400

@+    NEW YORK STATE THRUWAY
      AUTHORITY General Revenue
      TOB Series 456 2.68%, 07/07/01                     6,995              6,995

@+    NEW YORK STATE TRIBOROUGH
      BRIDGE & TUNNEL AUTHORITY RB
      Series 1999C 2.40%, 07/07/01                      14,750             14,750

@+    NEW YORK STATE TRIBOROUGH
      BRIDGE & TUNNEL AUTHORITY
      Special Obligation RB Series C
      2.35%, 07/07/01                                    9,500              9,500

@+    NIAGARA COUNTY, NEW YORK IDRB
      (Allegheny Ludlum Steel Co.
      Project) Series 1984 2.68%,
      07/07/01                                          10,000             10,000

@+    POUGHKEEPSIE, NEW YORK IDA
      IDRB (Eastman & Bixby Project)
      Series 2000B 2.65%, 07/07/01                       3,000              3,000

@+    SCHENECTADY, NEW YORK IDRB
      (Fortitech Holding Corp. Project)
      Series 1995A 2.65%, 07/07/01                       1,000              1,000

      SUFFOLK COUNTY, NEW YORK TAN
         4.00%, 08/14/01                                25,000             25,015
         3.22%, 09/10/01                                 6,000              6,017

@+    TOWN OF ISLIP, NEW YORK IDRB
      (Magnum Realty Creative Bath
      Products Project) 2.70%,
      07/07/01                                             640                640

      TRIBOROUGH BRIDGE & TUNNEL
      AUTHORITY, NEW YORK General
      Purpose Revenue BAN 2001 A
        2.90%, 01/17/02                                  5,000              5,056
        3.20%, 01/17/02                                  5,000              5,048

@+    TRIBOROUGH BRIDGE & TUNNEL
      AUTHORITY, NEW YORK Special
      Obligation Refunding Bond
      Series 2000A 2.50%, 07/07/01                       2,000              2,000

@+    YONKERS, NEW YORK CIVIC
      FACILITIES IDRB (Consumers
      Union Facility Project) Series
      1989 2.50%, 07/07/01                               1,400              1,400

@+    YONKERS, NEW YORK CIVIC
      FACILITIES IDRB (Consumers
      Union Facility Project) Series
      1991 2.50%, 07/07/01                                 700                700

@+    YONKERS, NEW YORK CIVIC
      FACILITIES IDRB (Consumers
      Union Facility Project) Series
      1994 2.50%, 07/07/01                               1,820              1,820
                                                                        ---------
                                                                        1,357,931

      PUERTO RICO  3.9%

@+    PUERTO RICO COMMONWEALTH
      Public Improvement TOB
      Series 3 2.33%, 07/07/01                             400                400

@+    PUERTO RICO COMMONWEALTH
      INFRASTRUCTURE FINANCING
      AUTHORITY TOBP (PA-498 )
      2.53%, 07/07/01                                    2,360              2,360

@+    PUERTO RICO COMMONWEALTH
      INFRASTRUCTURE FINANCING
      AUTHORITY TOBP (PA-782)
      2.53%, 07/07/01                                    1,465              1,465

      PUERTO RICO GOVERNMENT
      DEVELOPMENT BANK TECP
         2.60%, 08/17/01                                 9,599              9,599
         2.60%, 08/21/01                                13,800             13,800
         2.65%, 08/21/01                                18,500             18,500

O+    PUERTO RICO HOUSING FINANCE
      CORP. RB TOB Series J 3.30%,
      07/07/01                                           9,900              9,900
                                                                         --------
                                                                           56,024


-------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.


                                     SEE THE FINANCIAL NOTES, WHICH        87
                                     ARE INTEGRAL TO THIS INFORMATION.    ====

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS
================================================================================

STATEMENT OF
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                      $ 1,422,155  a
Cash                                                                        5
Receivables:
      Fund shares sold                                                  1,806
      Interest                                                          8,760
      Investments sold                                                  1,000
Prepaid expenses                                                  +        36
                                                                  -----------
TOTAL ASSETS                                                        1,433,762

Liabilities
================================================================================
Payables:
      Fund shares redeemed                                              1,270
      Dividends to shareholders                                         1,365
      Investments bought                                               35,323
      Investment adviser and administrator fees                            24
      Transfer agent and shareholder service fees                          40
Accrued expenses                                                  +        46
                                                                  -----------
TOTAL LIABILITIES                                                      38,068

NET ASSETS
================================================================================
TOTAL ASSETS                                                        1,433,762
TOTAL LIABILITIES                                                 -    38,068
NET ASSETS                                                        $ 1,395,694

NET ASSETS BY SOURCE
Capital received from investors                                     1,396,009
Net realized capital losses                                              (315)

NET ASSETS BY SHARE CLASS

                                                         SHARES
SHARE CLASS                       NET ASSETS  +     OUTSTANDING  =      NAV
Sweep Shares                       $818,927           819,190          $1.00
Value Advantage Shares             $576,767           576,882          $1.00


FEDERAL TAX DATA
================================================================================
Cost basis of portfolio                                           $ 1,422,155
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                                                 Loss amount:
         2003                                                          $6
         2004                                                           9
         2006                                                           6
         2007                                                          53
         2008                                                     +   187
                                                                  -------
                                                                     $261


a Includes illiquid restricted securities worth $90,845, or 6.39% of the fund's investments. The amortized cost for the fund's securities was $1,422,155. During the reporting period, the fund had $408,200 in transactions with other SchwabFunds.(R)


 88      SEE THE FINANCIAL NOTES, WHICH
====     ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS

For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
===============================================================================
INTEREST                                                           $  22,553

NET REALIZED LOSSES
-------------------------------------------------------------------------------
Net realized losses on investments sold                                  (54)

EXPENSES
===============================================================================
Investment adviser and administrator fees                              2,509 a
Transfer agent and shareholder service fees:
      Sweep Shares                                                     1,889 b
      Value Advantage Shares                                             622 b
Trustees' fees                                                             5 c
Custodian and portfolio accounting fees                                  128
Professional fees                                                         14
Registration fees                                                         62
Shareholder reports                                                       26
Other expenses                                                     +       6
                                                                   ---------
Total expenses                                                         5,261
Expense reduction                                                  -   1,219 d
                                                                   ---------
NET EXPENSES                                                           4,042

Increase in Net Assets from Operations
===============================================================================
TOTAL INVESTMENT INCOME                                               22,553
NET EXPENSES                                                       -   4,042
                                                                   ---------
NET INVESTMENT INCOME                                                 18,511
NET REALIZED LOSSES                                                +     (54)
                                                                   ---------
INCREASE IN NET ASSETS FROM OPERATIONS                             $  18,457

a. Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b. Calculated as a percentage of average daily net assets as follows:

TRANSFER AGENT SERVICES:

                                                                 % of average
Share class                                                  daily net assets
-------------------------------------------------------------------------------
Sweep Shares                                                        0.25
Value Advantage Shares                                              0.05

SHAREHOLDER SERVICES:

                                                                   % of average
Share class                                                    daily net assets
-------------------------------------------------------------------------------
Sweep Shares                                                         0.20
Value Advantage Shares                                               0.17

Prior to June 1, 2001, the shareholder services fee for Value Advantage Shares was 0.20%.

c. For the fund's independent trustees only.

d. Includes $1,131 from the investment adviser (CSIM) and $88 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least April 30, 2002, as follows:

                                                                  % of average
Share class                                                    daily net assets
-------------------------------------------------------------------------------
Sweep Shares                                                         0.69
Value Advantage Shares                                               0.45

This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


                                       SEE THE FINANCIAL NOTES, WHICH       89
                                       ARE INTEGRAL TO THIS INFORMATION.   ====

SCHWAB NEW YORK MUNICIPAL MONEY FUND - FINANCIALS
================================================================================

Statements of
CHANGES IN NET ASSETS

For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01-6/30/01 are unaudited.

OPERATIONS

====================================================================================
                                          1/1/01-6/30/01          1/1/00-12/31/00
Net investment income                     $    18,511                 $    35,802
Net realized losses                       +       (54)                       (187)
                                          ------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS         18,457                      35,615

DISTRIBUTIONS PAID
------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Sweep Shares                                   11,167                      23,446
Value Advantage Shares                    +     7,344                      12,356
                                          ------------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT
INCOME                                         18,511                      35,802

TRANSACTIONS IN FUND SHARES   a
====================================================================================
SHARES SOLD
Sweep Shares                                1,623,856                   3,321,113
Value Advantage Shares                    +   436,172                     555,726
                                          ------------------------------------------
TOTAL SHARES SOLD                           2,060,028                   3,876,839

SHARES REINVESTED
Sweep Shares                                   10,133                      22,830
Value Advantage Shares                    +     6,405                      11,614
                                          ------------------------------------------
TOTAL SHARES REINVESTED                        16,538                      34,444

SHARES REDEEMED
Sweep Shares                                1,612,763                   3,150,196
Value Advantage Shares                    +   284,732                     444,187
                                          ------------------------------------------
TOTAL SHARES REDEEMED                       1,897,495                   3,594,383

NET INCREASE                                  179,071                     316,900   b

NET ASSETS
====================================================================================
Beginning of period                         1,216,677                     899,964
Total increase                            +   179,017                     316,713   c
                                          ------------------------------------------
END OF PERIOD                             $ 1,395,694                 $ 1,216,677

a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b.  Represents shares sold plus shares reinvested, minus shares redeemed.

c. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


 90    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

SCHWAB
NEW JERSEY MUNICIPAL
MONEY FUND


                          [PHOTO OF KEVIN SHAUGHNESSY]


" The state's diverse employment base, as well as its proximity to New York and Pennsylvania, should allow it to weather the current economic slowdown."

Portfolio Manager
Kevin Shaughnessy

KEVIN SHAUGHNESSY, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 2000, he worked for more than ten years in fixed income portfolio management.

TICKER SYMBOL            SWJXX
-------------------------------------------------------
The fund seeks the highest current income that is
consistent with stability of capital and liquidity, and
is exempt from federal and New Jersey personal income
tax.
-------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR NEW JERSEY TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME.

MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this in the yield of the Bond Buyer Weekly One Year Note Index, which reached 3.69% in early January 2001 but ended the reporting period at 2.58%.

AT THE BEGINNING OF THE REPORTING PERIOD, THE FUND EMPHASIZED FIXED-RATE SECURITIES TO TAKE ADVANTAGE OF THE FALLING INTEREST RATE ENVIRONMENT. As investors sought liquidity for tax payments, demand for securities in the municipal market declined early in the second quarter. Therefore, the fund shortened its maturity to capitalize on the seasonal rise in short-term muni yields. The fund also continued to add investments such as tender option bonds and AMT issues, which provided relatively better value.

NEW JERSEY'S FINANCIAL POSITION REMAINS STRONG DESPITE AN ALMOST $1 BILLION REVENUE REVISION IN LATE JUNE 2001. The state's reserves exceeded $2 billion at the end of fiscal 2000 and are expected to remain intact through fiscal 2002, even with state economists predicting a slowdown through the end of calendar 2001. The state's ratings are: Aa1/AA+/AA+ from Moody's Investor Service, Standard & Poor's and Fitch, respectively.


                                                                             91
                                                                            ====

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS

SEVEN-DAY YIELDS 1 AS OF 6/30/01

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

-------------------------------------------------------------------------------
Seven-Day Yield                                                        2.29%
-------------------------------------------------------------------------------
Seven-Day Effective Yield                                              2.32%
-------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3                         4.07%
-------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY DURING THE PERIOD

                     [WEIGHTED AVERAGE MATURITY LINE GRAPH]

  Monthly      Maturity
  12/31/00        71
   1/31/01        60
   2/28/01        48
   3/31/01        44
   4/30/01        36
   5/31/01        24
   6/30/01        41

PORTFOLIO COMPOSITION 2 AS OF 6/30/01

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE
-------------------------------------------------------------------------------


                              [BY STATE PIE CHART]

1.    86.8%   New Jersey
2.     8.7%   Puerto Rico
3.     2.6%   Pennsylvania
4.     1.9%   Delaware


BY CREDIT QUALITY
-------------------------------------------------------------------------------

                         [BY CREDIT QUALITY PIE CHART]

1.   100.0%   Tier 1


1 A portion of the fund's expenses was reduced during the reporting period.
  Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and New Jersey state personal income tax rate of 42.98%.


 92
====

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND - FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------
                                           1/1/01-     1/1/00-      1/1/99-     2/2/98 4-
                                          6/30/01     12/31/00     12/31/99     12/31/98
=========================================================================================
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------
Net asset value at beginning of period      1.00         1.00         1.00        1.00
                                          ----------------------------------------------
Income from investment operations:
  Net investment income                     0.01         0.03         0.03        0.03
                                          ----------------------------------------------
Less distributions:
  Dividends from net investment income     (0.01)       (0.03)       (0.03)      (0.03)
                                          ----------------------------------------------
Net asset value at end of period            1.00         1.00         1.00        1.00
                                          ----------------------------------------------
Total return (%)                            1.37 2       3.38         2.58        2.60 2

RATIOS/SUPPLEMENTAL DATA (%)
=========================================================================================
Ratio of net operating expenses to
average net assets                          0.65 1       0.65 3       0.65        0.65 1

Expense reductions reflected in above
ratio                                       0.24 1       0.27         0.29        0.48 1

Ratio of net investment income to
average net assets                          2.73 1       3.35         2.60        2.75 1

Net assets, end of period
($ x 1,000,000)                               343          321          206          98

1     Annualized.

2     Not annualized.

3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.

4     Commencement of operations.


                                    SEE THE FINANCIAL NOTES, WHICH         93
                                    ARE INTEGRAL TO THIS INFORMATION.     ====

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND-- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

        +    Credit-enhanced security
        o    Illiquid restricted security
        @    Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

100.0%    MUNICIPAL SECURITIES
          Market Value:                    $331,417
          Cost:                            $331,417
---------------------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value:                    $331,417
          Cost:                            $331,417

                                                FACE VALUE      MKT. VALUE
ISSUER, RATE, MATURITY DATE                    ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
    MUNICIPAL SECURITIES 100.0% of investments
--------------------------------------------------------------------------------
    DELAWARE  1.9%

@+  DELAWARE RIVER & Bay Authority
    RB Series B 2.40%, 07/07/01                      6,200           6,200

    NEW JERSEY  86.8%

    BERGEN COUNTY, NEW JERSEY
    General Improvement GO
    2.57%, 07/15/02                                  1,800           1,825

    BERGEN COUNTY, NEW JERSEY
    SPECIAL SERVICES GO (Vocational
    School Project) 2.57%, 07/15/02                    400             405

    EAST BRUNSWICK TOWNSHIP, NEW
    JERSEY BAN 4.20%, 01/04/02                       4,368           4,377

@+  ESSEX COUNTY, NEW JERSEY
    IMPROVEMENT AUTHORITY Lease
    Revenue TOBP (PA-648)
    2.53%, 07/07/01                                  5,995           5,995

    FAIR LAWN, NEW JERSEY BAN
    4.25%, 12/14/01                                  3,145           3,148

    GLOUCESTER COUNTY, NEW JERSEY
    BAN Series 2000A 4.28%,
    07/31/01                                         5,300           5,302

    MONMOUTH COUNTY, NEW JERSEY
    Refunding GO Series 1998B
    4.24%, 08/01/01                                  1,900           1,900

@+  MONMOUTH COUNTY, NEW JERSEY
    Improvement Authority RB
    (Pooled Government Loan)
    Program 2.30%, 07/07/01                           6,000           6,000

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Dock
    Facility Revenue Refunding
    Bond (Bayonne Improvement
    Project) Series 1993C 3.15%,
    07/07/01                                         5,400           5,400

+   NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Market
    Transition Facility RB Series
    1994A 1.97%, 07/01/02                            1,120           1,150

94   SEE THE FINANCIAL NOTES, WHICH
==== ARE INTEGRAL TO THIS INFORMATION.

                                                FACE VALUE      MKT. VALUE
ISSUER, RATE, MATURITY DATE                    ($ X 1,000)     ($ X 1,000)
@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Natural
    Gas Facilities RB (New Jersey
    Natural Gas Co.) Series 1998C
    2.40%, 07/07/01                                  5,800           5,800

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Natural
    Gas Facilities RB (Nui Corp.
    Project) Series 1996A 3.20%,
    07/01/01                                         1,600           1,600

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Natural
    Gas Facilities RB TOB (Nui
    Corp. Project) Series 161
    2.65%, 07/07/01                                  1,525           1,525

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Natural
    Gas Facilities Revenue
    Refunding Bond (New Jersey
    Natural Gas Co.) Series 1998B
    2.40%, 07/07/01                                  1,400           1,400

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Natural
    Gas Facilities Revenue TOB
    Series 371 2.63%, 07/07/01                       3,000           3,000

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (500 International Partners
    Project) 2.60%, 07/07/01                         5,800           5,800

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Catholic Community Services
    Project) 2.45%, 07/07/01                         4,725           4,725

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Graphic Management, Inc.
    Project) 2.45%, 07/07/01                         5,775           5,775

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Hamilton Industrial
    Development Project) Series
    1998 2.60%, 07/07/01                             6,730           6,730

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Jewish Home Rockleigh
    Project) Series 1998A 2.65%,
    07/07/01                                         5,000           5,000

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Job Haines Home Project)
    2.50%, 07/07/01                                  3,900           3,900

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Public Service Electric & Gas
    Company Project) Series 1995A
    2.40%, 07/07/01                                  2,400           2,400

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (St. James Prep & Social
    Service Project) Series 1998
    2.50%, 07/07/01                                  3,240           3,240

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Toys R Us, Inc. Project) Series
    1984 3.60%, 07/30/01                             3,000           3,000

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY RB
    (Wechsler Coffee Corp. Project)
    Series 1998 2.65%, 07/07/01                      1,175           1,175

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY
    Revenue Refunding Bond (Airis
    Newark, LLC Project) 2.55%,
    07/07/01                                         1,500           1,500

    NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY TECP
    3.10%, 07/10/01                                  5,300           5,300

@+  NEW JERSEY ECONOMIC
    DEVELOPMENT AUTHORITY Thermal
    Energy Facilities RB (Thermal
    Energy, Ltd. Partnership I
    Project) Series 1997 2.55%,
    07/07/01                                         4,600           4,600

+   NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    RB  (Ocean County Medical
    Center) 4.24%, 07/01/01                          2,755           2,810

                                            SEE THE FINANCIAL NOTES, WHICH   95
                                            ARE INTEGRAL TO THIS INFORMATION.===

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND-- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                FACE VALUE      MKT. VALUE
ISSUER, RATE, MATURITY DATE                    ($ X 1,000)     ($ X 1,000)

@+  NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    RB (Hackettstown Community
    Hospital Project) 2.50%,
    07/07/01                                         7,000           7,000

@+  NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    RB (Hospital Capital Asset
    Financing Project) Series 1985A
    2.40%, 07/07/01                                  7,800           7,800

@+  NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    RB (Hospital Capital Asset
    Financing Project) Series 1985D
    2.40%, 07/07/01                                  3,000           3,000

@+  NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    RB (Princeton Medical Center
    Project) Series 1999A-3 2.40%,
    07/07/01                                         4,100           4,100

@+  NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    RB TOBP (PA-504) 2.53%,
    07/07/01                                         3,780           3,780

@+  NEW JERSEY HEALTH CARE
    FACILITIES FINANCING AUTHORITY
    Revenue Refunding Bond
    (Christian Health Project) Series
    1998B 2.40%, 07/07/01                            6,400           6,400

    NEW JERSEY STATE GO Series
    1992D 5.30%, 02/15/02                            1,000           1,014

    NEW JERSEY STATE GO Series
    1996E 2.98%, 07/15/01                            4,250           4,253

    NEW JERSEY STATE Governmental
    GO 4.25%, 08/01/01                               1,900           1,902

@+  NEW JERSEY STATE TOB
    Series 316 2.58%, 07/07/01                       6,000           6,000

@+  NEW JERSEY STATE ECONOMIC
    DEVELOPMENT AUTHORITY Revenue
    Refunding Bond (Stolthaven
    Project) Series 1998A 3.10%,
    07/01/01                                           600             600

@+  NEW JERSEY STATE EDUCATIONAL
    FACILITIES AUTHORITY RB
    (Caldwell College) Series 2000B
    2.45%, 07/07/01                                  2,300           2,300

+   NEW JERSEY STATE EDUCATIONAL
    FACILITIES AUTHORITY RB
    (Princeton University) Series
    2000E 4.38%, 07/01/01                            1,425           1,425

+   NEW JERSEY STATE EDUCATIONAL
    FACILITIES AUTHORITY RB (Seton
    Hall University Project) Series
    2001A 2.56%, 07/01/02                            2,245           2,277

+   NEW JERSEY STATE HIGHER
    EDUCATION ASSISTANCE AUTHORITY
    Student Loan RB Series 1999B
    2.80%, 06/03/02                                  4,000           4,000

o+  NEW JERSEY STATE HOUSING &
    MORTGAGE FINANCE AGENCY RB
    TOBP (PT-285) 4.45%, 08/09/01                   18,405          18,414

@+  NEW JERSEY STATE HOUSING &
    MORTGAGE FINANCE AGENCY RB
    TOBP (PT-287) 3.30%, 07/07/01                    4,545           4,545

@   NEW JERSEY STATE
    TRANSPORTATION CORP. TOB
    Series 148 2.53%, 07/07/01                       4,100           4,100

@   NEW JERSEY STATE
    TRANSPORTATION TRUST FUND
    AUTHORITY TOB Series 2000C
    2.68%, 07/07/01                                 11,495          11,495

@+  NEW JERSEY STATE
    TRANSPORTATION TRUST FUND
    AUTHORITY TOB Series 203
    2.58%, 07/07/01                                  1,995           1,995

@+  NEW JERSEY STATE
    TRANSPORTATION TRUST FUND
    AUTHORITY TOB Series 204
    2.58%, 07/07/01                                 14,685          14,685

+   NEW JERSEY STATE
    TRANSPORTATION TRUST FUND
    AUTHORITY Transportation
    System RB Series 1995B
    2.70%, 06/15/02                                  1,000           1,022

96  SEE THE FINANCIAL NOTES, WHICH
===  ARE INTEGRAL TO THIS INFORMATION.

                                                FACE VALUE      MKT. VALUE
ISSUER, RATE, MATURITY DATE                    ($ X 1,000)     ($ X 1,000)
@+  NEW JERSEY STATE TURNPIKE
    AUTHORITY RB Series 165
    2.53%, 07/07/01                                  7,995           7,995

@+  NEW JERSEY STATE TURNPIKE
    AUTHORITY RB Series 1991D
    2.45%, 07/07/01                                  6,500           6,500

@+  NEW JERSEY STATE TURNPIKE
    AUTHORITY RB TOBP (PA-719)
    2.58%, 07/07/01                                  5,000           5,000

@+  NEW JERSEY STATE TURNPIKE
    AUTHORITY RB TOBP (PA-824R)
    2.58%, 07/07/01                                  4,495           4,495

@+  NEW JERSEY STATE TURNPIKE
    AUTHORITY RB TOBP (PT-347)
    2.58%, 07/07/01                                  3,640           3,640

@+  NEW JERSEY TURNPIKE AUTHORITY
    RB TOB (Eagle Trust Project)
    2.63%, 07/07/01                                  5,000           5,000

    PASSAIC COUNTY, NEW JERSEY
    BAN 4.25%, 09/21/01                              4,000           4,003

    PORT AUTHORITY OF NEW YORK &
    NEW JERSEY RB 2.70%, 07/15/02                    7,850           8,034

@+  PORT AUTHORITY OF NEW YORK &
    NEW JERSEY Special Obligation
    RB TOB Series 805 2.75%,
    07/07/01                                         2,295           2,295

@+  PORT AUTHORITY OF NEW YORK &
    NEW JERSEY TOB Series 153
    2.57%, 07/07/01                                    370             370

@+  PORT AUTHORITY OF NEW YORK &
    NEW JERSEY TOBP (PA-518)
    2.53%, 07/07/01                                  3,390           3,390

    SOUTH BRUNSWICK TOWNSHIP,
    NEW JERSEY BAN 4.25%,
    11/01/01                                         5,000           5,006

    WOODBRDIGE TOWNSHIP, NEW
    JERSEY BAN
      2.51%, 07/27/01                                5,000           5,007
      4.30%, 07/27/01                               10,000          10,003
                                                                   -------
                                                                   287,627

    PENNSYLVANIA  2.6%

@+  DELAWARE RIVER PORT AUTHORITY
    OF PENNSYLVANIA & NEW JERSEY
    RB TOBP (PA-606) 2.53%,
    07/07/01                                         6,600           6,600

@+  DELAWARE RIVER PORT AUTHORITY
    OF PENNSYLVANIA & NEW JERSEY
    RB TOBP (PA-611) 2.53%,
    07/07/01                                         1,995           1,995
                                                                   -------
                                                                     8,595

    PUERTO RICO  8.7%

@+  PUERTO RICO COMMONWEALTH
    Public Improvement TOB
    Series 3 2.33%, 07/07/01                         1,600           1,600

@   PUERTO RICO COMMONWEALTH
    TOB Series 204 2.38%, 07/07/01                   6,295           6,295

@+  PUERTO RICO COMMONWEALTH
    HIGHWAY & TRANSPORTATION
    AUTHORITY RB Series 1998A
    2.40%, 07/07/01                                  1,400           1,400

@+  PUERTO RICO COMMONWEALTH
    INFRASTRUCTURE FINANCING
    AUTHORITY TOBP (PA-782)
    2.53%, 07/07/01                                  2,200           2,200

    PUERTO RICO GOVERNMENT
    DEVELOPMENT BANK TECP
      2.60%, 08/21/01                               10,000          10,000
      2.65%, 08/21/01                                7,500           7,500
                                                                   -------
                                                                    28,995

--------------------------------------------------------------------------------
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

                                          SEE THE FINANCIAL NOTES, WHICH    97
                                          ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                      $331,417    a
Cash                                                                     2
Receivables:
        Interest                                                     3,584
        Investments sold                                            16,015
Prepaid expenses                                                +       16
                                                                ----------
TOTAL ASSETS                                                       351,034

LIABILITIES
================================================================================
Payables:
        Dividends to shareholders                                      343
        Investments bought                                           7,460
        Investment adviser and administrator fees                        5
        Transfer agent and shareholder service fees                     13
Accrued expenses                                                +       25
                                                                ----------
TOTAL LIABILITIES                                                    7,846

NET ASSETS
================================================================================
TOTAL ASSETS                                                       351,034
TOTAL LIABILITIES                                               -    7,846
                                                                ----------
NET ASSETS                                                        $343,188

NET ASSETS BY SOURCE
Capital received from investors                                    343,216
Net realized capital losses                                            (28)

NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS   (DIVIDE)   OUTSTANDING     =       NAV
$343,188                343,253                $1.00

a Includes illiquid restricted securities worth $18,414, or 5.56% of the fund's investments. The amortized cost for the fund's securities was $331,417. During the reporting period, the fund had $306,450 in transactions with other SchwabFunds.(R)

FEDERAL TAX DATA
==========================================================
COST BASIS OF PORTFOLIO                           $331,417
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                             Loss amount:
        2007                                           $14
        2008                                    +       24
                                              ------------
                                                       $38

98   SEE THE FINANCIAL NOTES, WHICH
===  ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001;
unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Interest                                                   $   5,816

NET REALIZED GAINS
================================================================================
Net realized gains on investments sold                            10

EXPENSES
================================================================================
Investment adviser and administrator fees                        653 a
Transfer agent and shareholder service fees                      774 b
Trustees' fees                                                     8 c
Custodian and portfolio accounting fees                           60
Professional fees                                                 11
Registration fees                                                 20
Shareholder reports                                                6
Other expenses                                             +       2
                                                           ---------
Total expenses                                                 1,534
Expense reduction                                          -     417 d
                                                           ---------
NET EXPENSES                                                   1,117

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                        5,816
NET EXPENSES                                               -   1,117
                                                           ---------
NET INVESTMENT INCOME                                          4,699
NET REALIZED GAINS                                         +      10
                                                           ---------
INCREASE IN NET ASSETS FROM OPERATIONS                     $   4,709


a. Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.


b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c. For the fund's independent trustees only.

d. This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.65% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


                                            SEE THE FINANCIAL NOTES, WHICH    99
                                            ARE INTEGRAL TO THIS INFORMATION.===

SCHWAB NEW JERSEY MUNICIPAL MONEY FUND-- FINANCIALS
================================================================================
Statements of
CHANGES IN NET ASSETS

For the current and prior reporting periods. All numbers x 1,000.

Figures for
1/1/01-6/30/01 are unaudited.

OPERATIONS
================================================================================
                                            1/1/01-6/30/01     1/1/00-12/31/00
Net investment income                           $4,699              $8,781
Net realized gains or losses                +       10                 (22)
                                            -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           4,709               8,759

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income            $4,699              $8,781

TRANSACTIONS IN FUND SHARES  a
================================================================================
Shares sold                                    576,075           1,223,668
Shares reinvested                                4,294               8,618
Shares redeemed                              +(557,796)         (1,117,762)
                                            -----------------------------------
NET INCREASE                                    22,573             114,524

NET ASSETS
================================================================================
Beginning of period                            320,605             206,103
Total increase                              +   22,583             114,502 b
                                            -----------------------------------
END OF PERIOD                                 $343,188            $320,605


a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

100  SEE THE FINANCIAL NOTES, WHICH
===  ARE INTEGRAL TO THIS INFORMATION.

S C H W A B

PENNSYLVANIA
MUNICIPAL MONEY FUND

[PHOTO OF WALTER BEVERIDGE]

"After being badly affected by the recession of the early 1990's, Pennsylvania became one of the nation's leading job creators and has diversified its economy."

   Portfolio Manager
   Walter Beveridge

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.


TICKER SYMBOL   SWEXX
--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and Pennsylvania personal income tax.
--------------------------------------------------------------------------------

THIS FUND MAY BE APPROPRIATE FOR PENNSYLVANIA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING DOUBLE TAX-EXEMPT INCOME.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this in the yield of the Bond Buyer Weekly One Year Note Index, which reached 3.69% in early January 2001 but ended the reporting period at 2.58%.

AT THE BEGINNING OF THE REPORTING PERIOD, THE FUND EMPHASIZED FIXED-RATE SECURITIES TO TAKE ADVANTAGE OF THE FALLING INTEREST RATE ENVIRONMENT. As investors sought liquidity for tax payments, demand for securities in the municipal market declined early in the second quarter. Therefore, the fund shortened its maturity to capitalize on the seasonal rise in short-term muni yields. The fund also continued to add investments such as tender option bonds and AMT issues, which provided relatively better value.

WITH RATINGS OF AA2/AA/AA FROM MOODY'S INVESTOR SERVICE, STANDARD & POOR'S AND FITCH, RESPECTIVELY, THE STATE HAS ABOVE-AVERAGE CREDIT QUALITY. This rating derives from conservative fiscal management, continued job growth, economic diversification and moderate debt levels. Substantial operating surpluses for the last five years have allowed the state to build up a "rainy day fund" of more than $1.1 billion--over 5% of fiscal 2001's estimated expenditures.


                                                                            101
                                                                          ======

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PERFORMANCE AND FUND FACTS


SEVEN-DAY YIELDS 1 as of 6/30/01
--------------------------------------------------------------------------------

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                                            2.43%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  2.46%
--------------------------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3                             4.16%
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY during the period
--------------------------------------------------------------------------------

[LINE GRAPH]

Monthly      Maturity
12/31/00        37
 1/31/01        30
 2/28/01        27
 3/31/01        24
 4/30/01        25
 5/31/01        24
 6/30/01        27

PORTFOLIO COMPOSITION 2 as of 6/30/01
--------------------------------------------------------------------------------

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE
--------------------------------------------------------------------------------

[PIE CHART]

1.  100.0%  Pennsylvania


BY CREDIT QUALITY
--------------------------------------------------------------------------------

[PIE CHART]

1.  100.0%  Tier 1


1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.
2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.
3 Taxable-equivalent yield assumes a 2001 maximum combined federal regular income and Pennsylvania state personal income tax rate of 40.81%.


 102
======

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS
--------------------------------------------------------------------------------

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
                                                      1/1/01-      1/1/00-      1/1/99-    2/2/98 4-
                                                      6/30/01     12/31/00     12/31/99     12/31/98
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
=====================================================================================================
Net asset value at beginning of period                  1.00         1.00         1.00         1.00
                                                      -----------------------------------------------
Income from investment operations:

    Net investment income                               0.01         0.04         0.03         0.03
                                                      -----------------------------------------------
Less distributions:

    Dividends from net investment income               (0.01)       (0.04)       (0.03)       (0.03)
                                                      -----------------------------------------------
Net asset value at end of period                        1.00         1.00         1.00         1.00
                                                      -----------------------------------------------
Total return (%)                                        1.40 2       3.57         2.71         2.72 2

RATIOS/SUPPLEMENTAL DATA (%)
=====================================================================================================
Ratio of net operating expenses to
  average net assets                                    0.65 1       0.65 3       0.65         0.65 1

Expense reductions reflected in above ratio             0.26 1       0.27         0.29         0.51 1

Ratio of net investment income to
  average net assets                                    2.81 1       3.52         2.68         2.85 1

Net assets, end of period ($ x 1,000,000)                242          225          164          122

1  Annualized.
2  Not annualized.
3 Would have been 0.66% if certain non-routine expenses (proxy fees) had been included.
4  Commencement of operations.


                                       SEE THE FINANCIAL NOTES, WHICH       103
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

 +  Credit-enhanced security

 o  Illiquid restricted security

 @  Variable-rate security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

100.0%  MUNICIPAL SECURITIES
        Market value: $240,281
        Cost: $240,281

=================================

100.0%  TOTAL INVESTMENTS
        Market Value: $240,281
        Cost: $240,281

                                                      FACE VALUE      MKT. VALUE
   ISSUER, RATE, MATURITY DATE                       ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES  100.0% of investments
--------------------------------------------------------------------------------

   PENNSYLVANIA  100.0%

@+ ABN AMRO MUNITOPS GO
   Series 2001-5 2.77%, 07/07/01                        12,000          12,000

@+ ABN AMRO MUNITOPS GO
   (Norwin School District Project)
   Series 2001-12 2.77%, 07/07/01                        8,710           8,710

 + ALLEGHENY COUNTY,
   PENNSYLVANIA AIRPORT Refunding
   RB (Pittsburgh International
   Airport) Series 1997A-1 4.27%,
   01/01/02                                              2,000           2,007

@+ ALLEGHENY COUNTY,
   PENNSYLVANIA IDA RB Series
   1997C 3.50%, 07/01/01                                 1,400           1,400

@+ ALLEGHENY COUNTY,
   PENNSYLVANIA IDA RB (USX
   Corporation Project) 2.70%,
   07/07/01                                                200             200

@+ ALLEGHENY COUNTY,
   PENNSYLVANIA IDA RB
   (Saureisen Project) 3.05%,
   07/07/01                                              1,115           1,115

@+ BERKS COUNTY, PENNSYLVANIA
   IDA RB (Beacon Container
   Project) 2.90%, 07/07/01                              1,800           1,800

@+ BUCKS COUNTY, PENNSYLVANIA
   IDA RB (Klearfold Project)
   3.05%, 07/07/01                                       4,000           4,000

@+ BUCKS COUNTY, PENNSYLVANIA
   IDA RB (Schuman & Sons
   Project) 2.80%, 07/07/01                              2,870           2,870

@+ CAMBRIA COUNTY, PENNSYLVANIA
   IDA Resource Recovery RB
   (Cambria Cogen Co. Project)
   2.70%, 07/07/01                                      11,600          11,600

@+ CENTRAL BUCKS COUNTY,
   PENNSYLVANIA SCHOOL DISTRICT
   GO Series 2000A 2.76%,
   07/07/01                                              1,900           1,900

 104    SEE THE FINANCIAL NOTES, WHICH
======  ARE INTEGRAL TO THIS INFORMATION.

                                                      FACE VALUE      MKT. VALUE
   ISSUER, RATE, MATURITY DATE                       ($ X 1,000)     ($ X 1,000)
@+ CHESTER COUNTY, PENNSYLVANIA
   HEALTH & Education Facilities
   AUTHORITY RB (Simpson
   Meadows Project) Series 2000
   2.75%, 07/07/01                                       4,000           4,000

@+ DELAWARE COUNTY, PENNSYLVANIA
   TOB Series 254 2.76%, 07/07/01                        2,958           2,958

@+ DELAWARE COUNTY, PENNSYLVANIA
   IDA RB (YMCA of Philadelphia
   Project) Series 1999 2.75%,
   07/07/01                                              1,395           1,395

@+ DELAWARE RIVER PORT AUTHORITY,
   PENNSYLVANIA & New Jersey RB
   Series 606 2.53%, 07/07/01                            5,050           5,050

@+ DELAWARE VALLEY, PENNSYLVANIA
   REGIONAL FINANCE AUTHORITY
   Local Government RB Series
   1986 2.65%, 07/07/01                                    300             300

@+ PENNSYLVANIA STATE OF
   COMMONWEALTH TOB Series
   1997C 2.78%, 07/07/01                                11,870          11,870

 + ERIE COUNTY, PENNSYLVANIA GO
   Series 1991A 3.25%, 09/01/01                          1,000           1,005

@+ LANCASTER COUNTY, PENNSYLVANIA
   HOSPITAL AUTHORITY RB (Brethren
   Village) 2.76%, 07/07/01                              5,800           5,800

@+ LEBANON COUNTY, PENNSYLVANIA
   HEALTH FACILITIES RB (ECC
   Retirement Village Project)
   2.76%, 07/07/01                                       3,000           3,000

 + LYCOMING COUNTY, PENNSYLVANIA
   AUTHORITY College RB
   (Pennsylvania College of
   Technology) Series 1993 4.17%,
   11/01/01                                              2,280           2,294

@+ MONTGOMERY COUNTY,
   PENNSYLVANIA M/F Housing RB
   (Glenmore Association)
   Series A 2.80%, 07/07/01                                500             500

@+ MONTGOMERY COUNTY,
   PENNSYLVANIA IDA RB (Seton
   Medical Co.) 2.80%, 07/07/01                          2,000           2,000

@+ MONTGOMERY COUNTY,
   PENNSYLVANIA IDA Environmental
   Facilities RB (Lonza, Inc.
   Project) 2.81%, 07/07/01                              7,000           7,000

 + MONTGOMERY COUNTY,
   PENNSYLVANIA IDA Pollution
   Control Revenue TECP 3.20%,
   07/17/01                                              2,000           2,000

@+ NORTH HAMPTON COUNTY,
   PENNSYLVANIA IDA RB (Binney
   & Smith) Series A 2.80%,
   07/07/01                                              3,250           3,250

@+ NORTH HAMPTON COUNTY,
   PENNSYLVANIA IDA RB (Binney
   & Smith) Series B 2.70%,
   07/07/01                                                930             930

   PENN DELCO, PENNSYLVANIA
   SCHOOL DISTRICT RB 4.35%,
   10/01/01                                              1,000           1,003

@+ PENNSYLVANIA CONVENTION
   CENTER AUTHORITY RB TOBP
   (PT-1224) 2.71%, 07/07/01                             4,845           4,845

 + PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY Exempt Facilities RB
   (AMTRAK Project) Series 2001B
   3.10%, 11/01/01                                       6,000           6,000

@+ PENNSYLVANIA ECONOMIC
   DEVELOPMENT FINANCING
   AUTHORITY Exempt Facilities RB
   (Merck & Company Project)
   Series 2000 2.73%, 07/07/01                           5,000           5,000

@+ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY RB
   (B&W Ebensburg Project)
   Series 1986 2.70%, 07/07/01                          11,000          11,000

@+ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY RB
   (Piney Creek Project) Series
   1986A 2.70%, 07/07/01                                10,000          10,000

@+ PENNSYLVANIA ENERGY
   DEVELOPMENT AUTHORITY RB
   (Piney Creek Project) Series
   1986C 2.70%, 07/07/01                                 1,155           1,155

                                       SEE THE FINANCIAL NOTES, WHICH       105
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                      FACE VALUE      MKT. VALUE
   ISSUER, RATE, MATURITY DATE                       ($ X 1,000)     ($ X 1,000)
@+ PENNSYLVANIA HFA S/F
   Mortgage RB TOBP  (PT-278)
   Series 1999-66A 2.78%,
   07/07/01                                              5,175           5,175

@+ PENNSYLVANIA HFA S/F
   Mortgage RB TOBP (PT-119A)
   Series 1997 2.82%, 07/07/01                           3,316           3,316

o+ PENNSYLVANIA HFA RB TOB
   Series 1998Y 3.40%, 09/29/01                          5,495           5,495

@+ PENNSYLVANIA HFA TOB
   Series 1999U 2.81%, 07/07/01                         10,100          10,100

@+ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY Student
   Loan RB Series 1994A 2.80%,
   07/07/01                                             12,000          12,000

@+ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY Student
   Loan RB Series 1999A 2.70%,
   07/07/01                                                400             400

@+ PENNSYLVANIA HIGHER EDUCATION
   ASSISTANCE AGENCY Student
   Loan RB Series 2000A 2.95%,
   07/07/01                                              9,800           9,800

   PENNSYLVANIA STATE GO 2nd
   Series 1992 2.70%, 07/01/02                           5,000           5,142

   PENNSYLVANIA STATE GO 2nd
   Series A 4.08%, 11/01/01                              2,750           2,812

@+ PENNSYLVANIA STATE GO
   Series 2000-3 TOB 2.78%,
   07/07/01                                              3,700           3,700

@+ PENNSYLVANIA STATE HIGHER
   EDUCATIONAL FACILITIES AUTHORITY
   RB (Ursinus College) 2.65%,
   07/07/01                                                500             500

@+ PENNSYLVANIA STATE PUBLIC
   SCHOOL BUILDING AUTHORITY RB
   Series 1999D 2.76%, 07/07/01                          3,155           3,155

o+ PHILADELPHIA, PENNSYLVANIA
   IDRB TOBP (PA-982)
   (Philadelphia Airport) Series
   1998A 3.25%, 08/16/01                                 3,000           3,000

@+ PHILADELPHIA, PENNSYLVANIA
   GAS WORKS RB Series 2001
   TOB (877) 2.73%, 07/07/01                             1,500           1,500

 + PHILADELPHIA, PENNSYLVANIA
   GAS WORKS RB 2nd Series
   3.65%, 07/01/01                                       1,790           1,790

@+ PHILADELPHIA, PENNSYLVANIA
   HOSPITALS & HIGHER EDUCATION
   FACILITIES AUTHORITY RB (Wills
   Eye Hospital Project) 2.80%,
   07/07/01                                              2,800           2,800

@+ PHILADELPHIA, PENNSYLVANIA IDA
   RB (30th Street Station Project)
   Series 1987 3.80%, 07/30/01                           9,650           9,650

@+ PHILADELPHIA, PENNSYLVANIA IDA
   RB (City Line Holiday Inn
   Project) Series 1996 2.75%,
   07/07/01                                                700             700

   PHILADELPHIA, PENNSYLVANIA
   WATER & SEWER RB 16th Series
   1.58%, 08/01/01                                       3,000           3,067

 + PITTSBURGH, PENNSYLVANIA WATER
   & SEWER AUTHORITY SYSTEMS
   Revenue Refunding Bond
   Series 1991A 3.15%, 09/01/01                          3,350           3,362

@+ QUAKERTOWN, PENNSYLVANIA
   GENERAL AUTHORITY Pooled
   Financing Program RB Series A
   2.70%, 07/07/01                                         300             300

@+ QUAKERTOWN, PENNSYLVANIA
   GENERAL AUTHORITY Pooled
   Financing Program RB
   Series 1998A 2.70%, 07/07/01                            100             100

@+ SPRING FORD, PENNSYLVANIA
   AREA SCHOOL DISTRICT TOB
   Series 247 2.71%, 07/07/01                            3,500           3,500

@+ WASHINGTON COUNTY,
   PENNSYLVANIA AUTHORITY RB
   (Girard Estate Refunding
   Project) Series 1999J 2.80%,
   07/07/01                                              8,960           8,960

                                                                     ---------
                                                                       240,281

================================================================================
END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.


106    SEE THE FINANCIAL NOTES, WHICH
====== ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                         $240,281 a
Cash                                                                       59
Receivables:
Interest                                                                1,584
Prepaid expenses                                                  +        13
                                                                  -----------
TOTAL ASSETS                                                          241,937

LIABILITIES
================================================================================
Payables:
Dividends to shareholders                                                 247
Investment adviser and administrator fees                                   2
Transfer agent and shareholder service fees                                 9
Accrued expenses                                                  +        17
                                                                  -----------
TOTAL LIABILITIES                                                         275

NET ASSETS
================================================================================
TOTAL ASSETS                                                          241,937
TOTAL LIABILITIES                                                 -       275
                                                                  -----------
NET ASSETS                                                           $241,662


NET ASSETS BY SOURCE
Capital received from investors                                       241,694
Net realized capital losses                                               (32)

NET ASSET VALUE (NAV)

                                    SHARES
NET ASSETS       (DIVIDE)         OUTSTANDING       =          NAV
$241,662                            241,731                   $1.00


a. Includes illiquid restricted securities worth $8,495, or 3.54% of the fund's investments. The amortized cost for the fund's securities was $240,281. During the reporting period, the fund had $114,954 in transactions with other SchwabFunds.(R)

FEDERAL TAX DATA
--------------------------------------------------------
COST BASIS OF PORTFOLIO                         $240,281

UNUSED CAPITAL LOSSES:
Expires 12/31 of:                           Loss amount:
2006                                                  $5
2008                                        +         27
                                            ------------
                                                     $32

                                        SEE THE FINANCIAL NOTES, WHICH      107
                                        ARE INTEGRAL TO THIS INFORMATION.  =====

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND - FINANCIALS
================================================================================
Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Interest                                                                $4,106

EXPENSES
================================================================================
Investment adviser and administrator fees                                  451 a
Transfer agent and shareholder service fees                                534 b
Trustees' fees                                                               8 c
Custodian and portfolio accounting fees                                     51
Professional fees                                                           10
Registration fees                                                           21
Shareholder reports                                                          7
Other expenses                                                      +        2
                                                                    ----------
Total expenses                                                           1,084
Expense reduction                                                   -      313 d
                                                                    ----------
NET EXPENSES                                                               771

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                                  4,106
NET EXPENSES                                                        -      771
                                                                    ----------
NET INVESTMENT INCOME                                                    3,335
                                                                    ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $3,335


a. Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c. For the fund's independent trustees only.

d. This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.65% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


 108     SEE THE FINANCIAL NOTES, WHICH
=====    ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01-6/30/01 are unaudited.

OPERATIONS
================================================================================
                                           1/1/01-6/30/01       1/1/00-12/31/00
Net investment income                       $       3,335        $       6,707
Net realized losses                         +          --                  (23)
                                          ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              3,335                6,684


DISTRIBUTIONS PAID
================================================================================
Dividends from net investment income        $       3,335        $       6,707


TRANSACTIONS IN FUND SHARES a
================================================================================
Shares sold                                        431,733             827,007
Shares reinvested                                    2,989               6,605
Shares redeemed                             +     (417,759)           (772,817)
                                          ------------------------------------
NET INCREASE                                        16,963              60,795


NET ASSETS
================================================================================
Beginning of period                                224,669             163,927
Total increase                              +       16,963              60,772 b
                                          ------------------------------------
END OF PERIOD                               $      241,662       $     224,699


a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                       SEE THE FINANCIAL NOTES, WHICH       109
                                       ARE INTEGRAL TO THIS INFORMATION.   =====

SCHWAB

FLORIDA MUNICIPAL
MONEY FUND

                           [PHOTO OF WALTER BEVERIDGE]

"The state's improved budgeting requirements since the last economic slowdown should allow it to weather a downturn better than it has in the past."

Portfolio Manager
Walter Beveridge

WALTER BEVERIDGE, a portfolio manager, has been responsible for day-to-day management of the fund since its inception in 1998. Prior to joining the firm in 1992, he worked for nearly ten years in asset management.

TICKER SYMBOL           SWFXX
--------------------------------------------------------------------------------
The fund seeks the highest current income that is consistent with stability of capital and liquidity, and also seeks to have its shares exempt from the Florida intangible tax.
--------------------------------------------------------------------------------
THIS FUND MAY BE APPROPRIATE FOR FLORIDA TAXPAYERS, ESPECIALLY THOSE IN HIGHER TAX BRACKETS WHO ARE SEEKING TAX-EXEMPT INCOME.
--------------------------------------------------------------------------------
MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this in the yield of the Bond Buyer Weekly One Year Note Index, which reached 3.69% in early January 2001 but ended the reporting period at 2.58%.

AT THE BEGINNING OF THE REPORTING PERIOD, THE FUND EMPHASIZED FIXED-RATE SECURITIES TO TAKE ADVANTAGE OF THE FALLING INTEREST RATE ENVIRONMENT. As investors sought liquidity for tax payments, demand for securities in the municipal market declined early in the second quarter. Therefore, the fund shortened its maturity to capitalize on the seasonal rise in short-term muni yields. The fund also continued to add investments such as Tender Option Bonds and AMT issues, which provided relatively better value.

THE STATE'S ECONOMISTS ARE PREDICTING A SLOWDOWN THROUGH THE FIRST QUARTER OF FISCAL 2002, WITH A REBOUND BEGINNING IN THE SECOND QUARTER. As the governor is required to make budget corrections based on mid-year revenue estimates, a continued downturn can be captured in future projections. The state has reserves of about 20% of general spending as a cushion against a downturn. The state's ratings are: Aa2/AA+/AA from Moody's Investor Service, Standard & Poor's and Fitch, respectively.


 110
=====

PERFORMANCE AND FUND FACTS

================================================================================
SEVEN-DAY YIELDS 1 as of 6/30/01
================================================================================

The seven-day yields are calculated using standard SEC formulas. The effective yields include the effect of reinvesting daily dividends during the period. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

--------------------------------------------------------------
Seven-Day Yield                                          2.55%
--------------------------------------------------------------
Seven-Day Effective Yield                                2.58%
--------------------------------------------------------------
Seven-Day Taxable-Equivalent Effective Yield 3           4.24%
--------------------------------------------------------------

================================================================================
WEIGHTED AVERAGE MATURITY during the period
================================================================================

                     [WEIGHTED AVERAGE MATURITY LINE GRAPH]

                             MONTHLY         MATURITY
                            12/31/00            35
                             1/31/01            43
                             2/28/01            37
                             3/31/01            33
                             4/30/01            27
                             5/31/01            23
                             6/30/01            34

================================================================================
PORTFOLIO COMPOSITION 2 as of 6/30/01
================================================================================

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.

BY STATE
--------------------------------------------------------------------------------

                   [PORTFOLIO COMPOSITION BY STATE PIE CHART]

1.   73.8%  Florida
2.    4.8%  California
3.    4.5%  Texas
4.    3.6%  Georgia
5.    3.1%  Colorado
6.    2.0%  Indiana
7.    6.2%  Other




BY CREDIT QUALITY
--------------------------------------------------------------------------------

               [PORTFOLIO COMPOSITION BY CREDIT QUALITY PIE CHART]

1.  100%  Tier 1




1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.

3 Taxable-equivalent yield assumes a 2001 maximum federal regular income tax rate of 39.10%.
                                                                            111
                                                                           ====

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The Financial Notes section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

=========================================================================================================================
                                                         1/1/01-          1/1/00-            1/1/99-           3/18/98 4-
                                                         6/30/01          12/31/00           12/31/99           12/31/98
=========================================================================================================================
PER-SHARE DATA ($)
=========================================================================================================================
Net asset value at beginning of period                    1.00             1.00                1.00              1.00
                                                         ----------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.01             0.04                0.03              0.02
                                                         ----------------------------------------------------------------
Less distributions:
  Dividends from net investment income                   (0.01)           (0.04)              (0.03)            (0.02)
                                                         ----------------------------------------------------------------
Net asset value at end of period                          1.00             1.00                1.00              1.00
                                                         ----------------------------------------------------------------
Total return (%)                                          1.47 2           3.62                2.78              2.37 2
RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets                                      0.59 1           0.59 3              0.59              0.59 1
Expense reductions reflected in above ratio               0.28 1           0.29                0.33              0.41 1
Ratio of net investment income to
  average net assets                                      2.95 1           3.56                2.75              2.95 1
Net assets, end of period ($ x 1,000,000)                  731            1,435               1,215             1,016




1 Annualized.

2 Not annualized.

3 Would have been 0.60% if certain non-routine expenses (proxy fees) had been included.

4 Commencement of operations.


 112     SEE THE FINANCIAL NOTES, WHICH
======   ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

  + Credit-enhanced security

  o Illiquid restricted security

  @ Variable-rate security

  = Delayed-delivery security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary (in "How to Read This Report").

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

100.0%   MUNICIPAL SECURITIES
         Market Value: $752,598
         Cost: $752,598

===============================
100.0%   TOTAL INVESTMENTS
         Market Value: $752,598
         Cost: $752,598


                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
================================================================================
      MUNICIPAL SECURITIES  100.0% of investments
================================================================================

      CALIFORNIA  4.8%

   @+ CALIFORNIA STATE DEPARTMENT OF
      WATER RESOURCES RB TOB
      Series 2001K2 (Regulation D)
      3.10%, 07/07/01                                     15,000         15,000

    = KERN, CALIFORNIA HIGH SCHOOL
      DISTRICT TRAN 2.55%, 07/09/02                       13,000         13,183

      SUNNYVALE, CALIFORNIA
      COMMUNITY FACILITIES DISTRICT
      BAN 2.55%, 02/01/02                                  7,800          8,065
                                                                     ----------
                                                                         36,248

      COLORADO  3.1%

   @+ COLORADO STUDENT OBLIGATION
      BOND AUTHORITY Student Loan
      RB Series 1989A 2.75%,
      07/07/01                                            15,300         15,300

      DENVER, COLORADO CITY &
      COUNTY AIRPORT Prerefunded RB
      Series 1991D 4.48%, 11/15/01                         2,175          2,195

   @+ DENVER, COLORADO CITY &
      COUNTY AIRPORT SYSTEM Revenue
      Refunding Bond Series 2000B
      2.95%, 07/07/01                                      6,000          6,000
                                                                     ----------
                                                                         23,495

      FLORIDA  73.8%

   @+ ALACHUA COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY RB (Shands
      Teaching Hospital Clinic Project)
      Series 1996 2.75%, 07/07/01                          2,300          2,300

   @+ BRADFORD COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY RB (Shands
      Teaching Hospital Clinic Project)
      2.75%, 07/07/01                                      3,500          3,500

   @+ BREVARD COUNTY, FLORIDA HFA
      M/F Housing Revenue Refunding
      Bond (Shore View Apartment
      Project) 2.80%, 07/07/01                             1,000          1,000

   @+ BROWARD COUNTY, FLORIDA
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Nova Southeastern)
      Series 2000A 2.70%, 07/07/01                         5,500          5,500



                                      SEE THE FINANCIAL NOTES, WHICH       113
                                      ARE INTEGRAL TO THIS INFORMATION.   ======

      SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
      PORTFOLIO HOLDINGS Continued
      As of June 30, 2001; unaudited.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
   @+ BROWARD COUNTY, FLORIDA HFA
      M/F Housing RB (Landings
      Inverrary Apartments Project)
      Series 1985 3.01%, 07/07/01                            900            900

   @+ BROWARD COUNTY, FLORIDA HFA
      M/F Housing RB (Sanctuary
      Apartments Project) Series 1985
      3.01%, 07/07/01                                        200            200

   @+ BROWARD COUNTY, FLORIDA HFA
      M/F Housing RB (South Pointe
      Project) 2.70%, 07/07/01                             4,100          4,100

    + BROWARD COUNTY, FLORIDA HFA
      S/F Mortgage RB Series 2001D
      3.50%, 03/29/02                                      6,000          6,000

      BROWARD COUNTY, FLORIDA
      School District TAN 4.28%,
      09/11/01                                            20,000         20,027

   @+ CITRUS PARK, FLORIDA COMMUNITY
      DEVELOPMENT DISTRICT Capital
      Improvement Bond Series 1996
      2.75%, 07/07/01                                      1,525          1,525

   @+ COLLIER COUNTY, FLORIDA HFA M/F
      Housing RB (Brittany Bay
      Apartments Project)
      Series 2001A 3.05%, 07/07/01                         3,350          3,350

   @+ COLLIER COUNTY, FLORIDA HFA M/F
      Housing RB (River Beach
      Project) Series 1985 2.70%,
      07/07/01                                               100            100

   @+ DADE COUNTY, FLORIDA Special
      Obligation TOB Series 415
      2.76%, 07/07/01                                      7,995          7,995

   @+ DADE COUNTY, FLORIDA AVIATION
      RB Series 1984A 2.75%,
      07/07/01                                               800            800

   @+ ESCAMBIA COUNTY, FLORIDA HFA
      S/F Mortgage RB TOB Series
      1997D 3.12%, 07/07/01                                7,680          7,680

   @+ ESCAMBIA COUNTY, FLORIDA HFA
      S/F Mortgage RB TOBP (PT-519)
      2.82%, 07/07/01                                      3,230          3,230

   @+ EUSTIS, FLORIDA Multi-Purpose
      RB 2.70%, 07/07/01                                   4,000          4,000

   @+ FLORIDA DEVELOPMENT FINANCE
      CORP. IDRB (Central Farms, Ltd.
      Project) Series 1999A4 2.85%,
      07/07/01                                             1,640          1,640

   @+ FLORIDA DEVELOPMENT FINANCE
      CORP. IDRB (Pioneer Ram
      Project) Series 1998A3 2.85%,
      07/07/01                                             1,250          1,250

   @+ FLORIDA DEVELOPMENT FINANCE
      CORP. IDRB (Schmitt Family
      Project) Series 1999A2 2.85%,
      07/07/01                                             2,375          2,375

   @+ FLORIDA DEVELOPMENT FINANCE
      CORP. IDRB (Sunshine State
      Project) Series 1999A3 2.75%,
      07/07/01                                             1,460          1,460

   @+ FLORIDA DEVELOPMENT FINANCE
      CORP. IDRB (Vutec Corp.
      Project) Series 1999A1 2.85%,
      07/07/01                                             1,920          1,920

   @+ FLORIDA HFA Housing RB
      (Caribbean Key Apartments)
      Series 1996F 2.75%, 07/07/01                         3,400          3,400

   @+ FLORIDA HFA Housing RB (Heron
      Park Project) Series 1996U
      2.75%, 07/07/01                                      3,605          3,605

   @+ FLORIDA HFA Housing RB (Tiffany
      Club Project) Series 1996P
      2.75%, 07/07/01                                      3,650          3,650

   @+ FLORIDA HFA M/F Housing RB
      (Waterford Pointe) Series
      2000E-1 2.75%, 07/07/01                              4,155          4,155

   @+ FLORIDA HOUSING FINANCE CORP.
      Housing RB (Timberline
      Apartments) Series 1999P
      2.70%, 07/07/01                                      2,500          2,500

   @+ FLORIDA HOUSING FINANCE CORP.
      Housing RB (Valencia Village
      Apartments Project) Series
      1999G-1 2.75%, 07/07/01                              5,875          5,875

   @+ FLORIDA HOUSING FINANCE CORP.
      RB TOB Series 2000J 3.09%,
      07/07/01                                             5,000          5,000


 114     SEE THE FINANCIAL NOTES, WHICH
======   ARE INTEGRAL TO THIS INFORMATION.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
   @+ FLORIDA HOUSING FINANCE CORP.
      RB TOBP (PT-471) 3.04%,
      07/07/01                                            15,035         15,035

    + FLORIDA LOCAL GOVERNMENT
      FINANCE COMMISSION Pooled
      TECP Series A 2.75%, 10/04/01                        2,500          2,500

   @+ FLORIDA OCEAN HIGHWAY & PORT
      AUTHORITY RB Series 1990
      2.80%, 07/07/01                                     12,100         12,100

      FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay Public
      Education GO Series 2000A
      4.05%, 01/01/02                                      1,000          1,010

    @ FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay
      Revenue Refunding TOB
      2.78%, 07/07/01                                     14,100         14,100

   @+ FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay TOB
      Series 137 2.78%, 07/07/01                          17,960         17,960

   @+ FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay TOB
      Series 190 2.76%, 07/07/01                           2,275          2,275

   @+ FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay TOB
      Series 1998E 2.78%, 07/07/01                        12,280         12,280

    @ FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay TOB
      Series 223 2.76%, 07/07/01                           3,070          3,070

    @ FLORIDA STATE BOARD OF
      EDUCATION Capital Outlay TOB
      Series 286 2.76%, 07/07/01                           2,675          2,675

   @+ FLORIDA STATE BOARD OF FINANCE
      DEPARTMENT OF GENERAL SERVICES
      RB TOB Series 317 2.78%,
      07/07/01                                             5,000          5,000

    + FLORIDA STATE BOARD OF FINANCE
      DEPARTMENT OF GENERAL SERVICES
      RB (Department of Natural
      Resources Preservation 2000
      Project) Series 1991A 3.25%,
      07/01/01                                             3,500          3,570

    + FLORIDA STATE BOARD OF FINANCE
      DEPARTMENT OF GENERAL SERVICES
      Revenue Refunding Bond
      (Save Our Coast Department of
      Nature Resources) 4.30%,
      07/01/01                                             1,000          1,000

    + FLORIDA STATE BOARD OF FINANCE
      DEPARTMENT OF GENERAL SERVICES
      RB (Department of Natural
      Resources Preservation) Series
      2000A 4.00%, 07/01/01                                  500            500

   @+ FLORIDA STATE FINANCE AUTHORITY
      RB (Florida Hospital Association -
      Capital Projects Loan Program)
      Series 1998A 3.75%, 07/07/01                           100            100

    + FLORIDA STATE TURNPIKE AUTHORITY
      RB 4.33%, 07/01/01                                   2,000          2,000

    + FLORIDA STATE TURNPIKE AUTHORITY
      RB Series 1991A 3.60%,
      07/01/01                                             5,000          5,100

   @+ FLORIDA STATE TURNPIKE AUTHORITY
      Turnpike RB TOB Series 273
      2.76%, 07/07/01                                      2,945          2,945

   @+ FORT MEYERS, FLORIDA UTILITY
      Revenue Refunding TOB
      Series 1999A 2.76%, 07/07/01                         2,495          2,495

   @+ GAINESVILLE, FLORIDA IDRB (Lifes
      Community Blood Centers, Inc.)
      Series 1999 2.70%, 07/07/01                          1,000          1,000

   @+ GAINESVILLE, FLORIDA IDA RB
      (Exactech, Inc. Project) 2.80%,
      07/07/01                                             3,600          3,600

      GREATER ORLANDO, FLORIDA
      AVIATION AUTHORITY Airport
      Facility TECP Series B
      3.00%, 07/02/01                                      4,000          4,000
      2.80%, 07/31/01                                      2,000          2,000

   @+ GULF BREEZE, FLORIDA RB (Local
      Government Loan Program)
      Series 1985E 2.70%, 07/07/01                           839            839

   @+ HALIFAX, FLORIDA HOSPITAL
      MEDICAL CENTER Health Care
      Facilities RB (Health Care Plan,
      Inc. Project) 2.70%, 07/07/01                        5,200          5,200



                                      SEE THE FINANCIAL NOTES, WHICH       115
                                      ARE INTEGRAL TO THIS INFORMATION.   ======

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
    + HILLSBOROUGH COUNTY, FLORIDA
      AVIATION AUTHORITY Revenue
      Refunding Bond (Tampa
      International Airport) Series
      1997A 4.33%, 10/01/01                                6,130          6,140

   @+ HILLSBOROUGH COUNTY, FLORIDA
      AVIATION AUTHORITY Special
      Purpose Revenue Refunding
      Bond (Delta Airlines Project)
      3.00%, 07/07/01                                      2,300          2,300

   @+ HILLSBOROUGH COUNTY, FLORIDA
      CAPITAL IMPROVEMENT PROGRAM
      RB TOB Series 222 2.76%,
      07/07/01                                             7,442          7,442

   @+ HILLSBOROUGH COUNTY, FLORIDA
      IDA Education Facilities RB
      (Berkeley Preparatory School)
      Series 1999 2.70%, 07/07/01                          2,450          2,450

   @+ HILLSBOROUGH COUNTY, FLORIDA
      IDA RB (Tampa Metropolitan
      YMCA Project) Series 2000K
      2.70%, 07/07/01                                      1,000          1,000

   @+ JACKSONVILLE, FLORIDA Industrial
      Development Revenue
      Refunding Bond (Pavilion
      Associates Project) 2.70%,
      07/07/01                                             5,400          5,400

   @+ JACKSONVILLE, FLORIDA ECONOMIC
      DEVELOPMENT COMMISSION RB
      (Bolles School Project) Series
      1999A 2.65%, 07/07/01                                  685            685

    @ JACKSONVILLE, FLORIDA ELECTRIC
      AUTHORITY RB TOB Series 211
      2.76%, 07/07/01                                      7,185          7,185

    @ JACKSONVILLE, FLORIDA ELECTRIC
      AUTHORITY RB TOB Series 226
      2.76%, 07/07/01                                      2,500          2,500

   @+ JACKSONVILLE, FLORIDA ELECTRIC
      AUTHORITY RB TOB Series 2000FF
      2.80%, 07/07/01                                      1,700          1,700

   @+ JACKSONVILLE, FLORIDA ELECTRIC
      AUTHORITY Water & Sewer
      Systems RB Series 2000B
      2.65%, 07/07/01                                      1,250          1,250

   @+ JACKSONVILLE, FLORIDA HEALTH
      FACILITIES AUTHORITY Hospital
      Revenue Refunding Bond
      (Genesis Rehabilitation Hospital)
      3.30%, 07/01/01                                        700            700

   @+ JACKSONVILLE, FLORIDA PORT
      AUTHORITY TOB 2.80%, 07/07/01                       10,100         10,100

   @+ LAKELAND, FLORIDA EDUCATIONAL
      FACILITIES RB (Florida Southern
      College Project) Series 1999
      2.65%, 07/07/01                                      3,500          3,500

    @ LEE COUNTY, FLORIDA AIRPORT RB
      TOBP (PA-679) 2.82%, 07/07/01                        2,745          2,745

   @+ LEE COUNTY, FLORIDA HFA M/F
      Housing RB (Cape Coral
      Apartments Project) Series
      1999A 3.06%, 07/07/01                                6,160          6,160

   @+ LEE COUNTY, FLORIDA IDA
      Educational Facilities RB
      (Canterbury School, Inc. Project)
      2.70%, 07/07/01                                      5,000          5,000

   @+ MANATEE COUNTY, FLORIDA IDRB
      (Trilectron Industries Project)
      Series 1997A 2.90%, 07/07/01                         2,000          2,000

   @+ MANATEE COUNTY, FLORIDA HFA
      M/F Housing RB (Centre Court
      Apartments Project) Series
      2000A 2.75%, 07/07/01                                3,850          3,850

   @+ MANATEE COUNTY, FLORIDA HFA
      M/F Housing RB (Hampton
      McGuire Project) Series 1989A
      2.65%, 07/07/01                                      1,000          1,000

   @+ MANATEE COUNTY, FLORIDA HFA
      M/F Housing RB (Sabal Palm
      Harbor Project) Series 2000A
      3.06%, 07/07/01                                      1,300          1,300

    + MIAMI & DADE COUNTY, FLORIDA
      SCHOOL BOARD COP Series
      1998C 4.35%, 08/01/01                                4,700          4,702

   @+ MIAMI, FLORIDA HEALTH FACILITIES
      AUTHORITY RB (Jewish Home for
      the Aged, Inc. Project) Series
      1996 2.70%, 07/07/01                                 1,400          1,400


 116     SEE THE FINANCIAL NOTES, WHICH
======   ARE INTEGRAL TO THIS INFORMATION.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
   @+ MIAMI-DADE COUNTY, FLORIDA
      IDA Airport Facilities RB (Flight
      Safety Project) Series 1999A
      2.80%, 07/07/01                                     21,500         21,500

   @+ MIAMI-DADE COUNTY, FLORIDA
      IDA IDRB (Airbus Service Co.
      Project) Series 1998A 2.80%,
      07/07/01                                             9,680          9,680

   @+ MIAMI-DADE COUNTY, FLORIDA
      IDA IDRB (Arctic Partners, Ltd.
      Project) 2.85%, 07/07/01                             2,115          2,115

   @+ MIAMI-DADE COUNTY, FLORIDA
      IDA IDRB (Badia Spices, Inc.
      Project) 2.80%, 07/07/01                             4,175          4,175

   @+ MIAMI-DADE COUNTY, FLORIDA
      IDA IDRB (Fine Arts Lamps
      Project) Series 1998 2.80%,
      07/07/01                                             1,900          1,900

   @+ OKEECHOBEE COUNTY, FLORIDA
      EXEMPT FACILITY RB
      (Okeechobee Landfill, Inc.
      Project) Series 1999 2.85%,
      07/07/01                                             5,000          5,000

    + ORANGE COUNTY, FLORIDA TECP
      2.65%, 10/04/01                                      9,463          9,463

   @+ ORANGE COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY RB
      (Adventist Health Systems)
      Series 1992B 3.80%, 07/07/01                         3,800          3,800

   @+ ORANGE COUNTY, FLORIDA HEALTH
      FACILITIES AUTHORITY RB (Florida
      Hospital Association Health
      Facility Loan Program) Series
      2000A 2.85%, 07/07/01                               15,000         15,000

   @+ ORANGE COUNTY, FLORIDA HFA
      M/F Housing RB (Glenn Millenia
      Project) Series 2001C 4.02%,
      07/07/01                                             3,355          3,355

   @+ ORANGE COUNTY, FLORIDA HFA
      M/F Housing RB (Highland
      Pointe Apartments Project)
      Series 1988J 2.70%, 07/07/01                         2,005          2,005

   @+ ORANGE COUNTY, FLORIDA HFA
      M/F Housing RB (West Pointe
      Villas Project) Series 2000F
      2.75%, 07/07/01                                      5,750          5,750

   @+ ORANGE COUNTY, FLORIDA HFA
      M/F Housing RB Series 2000G
      3.06%, 07/07/01                                      3,200          3,200

   @+ ORANGE COUNTY, FLORIDA IDA
      IDRB (Central Florida Kidney
      Centers Project) 2.70%,
      07/07/01                                             5,000          5,000

      ORANGE COUNTY, FLORIDA SCHOOL
      DISTRICT TAN
         4.30%, 09/17/01                                  20,000         20,029
         4.32%, 09/17/01                                  13,500         13,519

   @+ PALM BEACH COUNTY, FLORIDA
      IDRB (Benjamin Private School
      Project) 2.70%, 07/07/01                             4,200          4,200

   @+ PALM BEACH COUNTY, FLORIDA
      IDRB (Palm Beach Day Care
      School Project) Series 1999
      2.70%, 07/07/01                                      5,000          5,000

   @+ PALM BEACH COUNTY, FLORIDA RB
      (Complete Alcohol Rehabilitation
      Project) 2.75%, 07/07/01                               200            200

   @+ PALM BEACH COUNTY, FLORIDA
      RB (Norton Gallery Art School
      Project) Series 1995 2.70%,
      07/07/01                                             2,300          2,300

   @+ PALM BEACH COUNTY, FLORIDA
      RB (Zoological Society, Inc.
      Project) 3.05%, 07/07/01                             5,500          5,500

   @+ PALM BEACH COUNTY, FLORIDA
      AIRPORT RB (Galaxy Aviation
      Project) Series 2000A 2.80%,
      07/07/01                                             6,000          6,000

   @+ PALM BEACH COUNTY, FLORIDA
      CRIMINAL JUSTICE FACILITIES TOB
      Series 191 2.76%, 07/07/01                           7,495          7,495

   @+ PALM BEACH COUNTY, FLORIDA
      EDUCATIONAL FACILITIES AUTHORITY
      RB (Lynn University Project)
      2.65%, 07/07/01                                      7,100          7,100



                                      SEE THE FINANCIAL NOTES, WHICH         117
                                      ARE INTEGRAL TO THIS INFORMATION.   ======

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
      PALM BEACH COUNTY, FLORIDA
      HEALTH FACILITY AUTHORITY TECP
      (Pooled Hospital Loan Program)
      3.25%, 08/17/01                                      2,400          2,400

   @+ PALM BEACH COUNTY, FLORIDA
      HFA M/F Housing RB (Azalea
      Place Apartments Project)
      Series 1999A 3.06%, 07/07/01                         2,600          2,600

      PALM BEACH COUNTY, FLORIDA
      HFA S/F Homeowner RB
      Series 2001A2 2.90%, 05/01/02                        3,250          3,250

   @+ PASCO COUNTY, FLORIDA
      EDUCATION FACILITY AUTHORITY
      RB (St. Leo University Project)
      2.78%, 07/07/01                                      2,550          2,550

   @+ PINELLAS COUNTY, FLORIDA HFA
      M/F Housing RB (Mariners
      Pointe Apartments) 2.75%,
      07/07/01                                             4,900          4,900

   =+ PINELLAS COUNTY, FLORIDA HFA
      S/F Housing RB Series 2001B-2
      2.75%, 02/01/02                                      8,250          8,250

   @+ PINELLAS COUNTY, FLORIDA HFA
      S/F Housing RB TOBP (PT-352)
      2.82%, 07/07/01                                      4,335          4,335

   @+ PINELLAS COUNTY, FLORIDA IDA
      IDRB (H&S Swanson's Tool Co.
      Project) 2.80%, 07/07/01                             4,000          4,000

   @+ POLK COUNTY, FLORIDA IDA IDRB
      (Juice Bowl Products, Inc.
      Project) 2.80%, 07/07/01                             2,790          2,790

   @+ POLK COUNTY, FLORIDA IDA RB
      (Farmland Hydro Project)
      2.80%, 07/07/01                                      6,000          6,000

   @+ POLK COUNTY, FLORIDA IDA RB
      (Pavermodule, Inc. Project)
      2.80%, 07/07/01                                      3,910          3,910

   @+ RIVIERA BEACH, FLORIDA IDRB
      (Sunshine Farms Poultry
      Project) 2.80%, 07/07/01                             2,200          2,200

   @+ SARASOTA COUNTY, FLORIDA RB
      (Sarasota County Family YMCA
      Project) 2.65%, 07/07/01                             1,000          1,000

      SEMINOLE COUNTY, FLORIDA
      SCHOOL DISTRICT TAN 4.30%,
      08/01/01                                             5,000          5,002

   @+ SOUTHEAST VOLUSIA, FLORIDA
      HOSPITAL DISTRICT RB (Bert Fish
      Medical Center Project)
      Series 1995 2.70%, 07/07/01                          2,450          2,450

   @+ ST. PETERSBURG, FLORIDA CAPITAL
      IMPROVEMENT RB (Airport & Golf
      Course Project) Series 1997C
      2.80%, 07/07/01                                        680            680

   @+ ST. PETERSBURG, FLORIDA CAPITAL
      IMPROVEMENT RB (Airport & Golf
      Course Project) Series B 2.65%,
      07/07/01                                             2,440          2,440

   @+ SUMTER COUNTY, FLORIDA IDA RB
      (Robbins Manufacturing Project)
      Series 1997 2.85%, 07/07/01                          1,950          1,950

    + SUNSHINE STATE OF FLORIDA
      GOVERNMENTAL FINANCE
      COMMISSION TECP Series
      2000A 2.65%, 09/11/01                                6,000          6,000

   @+ TALLAHASSEE & LEON COUNTY,
      FLORIDA CIVIC CENTER AUTHORITY
      Capital Improvement RB
      Series A 2.70%, 07/07/01                             7,000          7,000

   @+ TAMPA, FLORIDA RB (Tampa
      Prep School Project) 2.65%,
      07/07/01                                             1,000          1,000

   @+ TAMPA, FLORIDA OCCUPATIONAL
      LICENSE TAX RB Series 1996A
      2.75%, 07/07/01                                      1,000          1,000

    + TAMPA, FLORIDA WATER & SEWER
      Revenue Refunding Bond
      Series 1998B 4.30%, 10/01/01                         4,090          4,097

   @+ WEST ORANGE HEALTHCARE
      DISTRICT, FLORIDA RB Series
      1999B 2.65%, 07/07/01                                  500            500
                                                                     ----------
                                                                        555,490


118      SEE THE FINANCIAL NOTES, WHICH
======   ARE INTEGRAL TO THIS INFORMATION.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
      GEORGIA  3.6%

   @+ ATLANTA, GEORGIA WATER &
      WASTEWATER RB TOB Series 398
      2.78%, 07/07/01                                     16,000         16,000

   @+ DAWSON COUNTY, GEORGIA
      DEVELOPMENT AUTHORITY IDRB
      (World Wide Manufacturing
      Project) 2.85%, 07/07/01                               900            900

    + GEORGE L. SMITH II, GEORGIA
      WORLD CONGRESS CENTER
      AUTHORITY Revenue Refunding
      Bond (Domed Stadium Project)
      4.43%, 07/01/01                                      5,005          5,005

   @+ GEORGIA STATE GO TOB Series
      213 2.76%, 07/07/01                                  5,000          5,000
                                                                     ----------
                                                                         26,905

      IDAHO  0.4%

   @+ IDAHO HFA Housing RB
      (Assisted Living Concepts
      Project) 2.95%, 07/07/01                             2,815          2,815

      ILLINOIS  0.6%

   @+ CHICAGO, ILLINOIS GAS SUPPLY
      RB (Peoples Gas, Light & Coke
      Co. Project) Series 1993B
      2.85%, 07/07/01                                      4,000          4,000

   @+ CHICAGO, ILLINOIS O'HARE
      INTERNATIONAL AIRPORT RB ACES
      (General Airport Second Lien)
      Series B1 2.75%, 07/07/01                              100            100
                                                                     ----------
                                                                          4,100
      INDIANA  2.0%

    + INDIANAPOLIS, INDIANA AIRPORT
      AUTHORITY Revenue Refunding
      Bond Series 1998A 4.40%,
      07/01/01                                             5,290          5,290

    @ INDIANA THERMAL ENERGY SYSTEM
      RB TOB 2.78%, 07/07/01                               9,900          9,900
                                                                     ----------
                                                                         15,190

      MICHIGAN  0.5%

   @+ MICHIGAN STATE HDA TOBP
      (PT-556) 2.82%, 07/07/01                             3,630          3,630

      NEBRASKA  0.1%

      OMAHA, NEBRASKA PUBLIC POWER
      DISTRICT Electric RB Series
      1992A 2.70%, 02/01/02                                1,000          1,037

      NEVADA  0.2%

   @+ CLARK COUNTY, NEVADA AIRPORT
      RB Series 1999B-1 2.70%,
      07/07/01                                             1,500          1,500

      OKLAHOMA  1.0%

   o+ OKLAHOMA HFA S/F Housing RB
      TOBP (PT-360) 2.85%, 11/15/01                        7,615          7,615

      OREGON  0.4%

      OREGON STATE RB (Veterans
      Welfare Project) Series
      2000-80B 4.26%, 10/01/01                             3,250          3,250

      PENNSYLVANIA  0.2%

   @+ CAMBRIA COUNTY, PENNSYLVANIA
      IDA Resource Recovery RB
      (Cambria Cogen Co. Project)
      2.70%, 07/07/01                                      1,500          1,500

      SOUTH CAROLINA  1.0%

   @+ SOUTH CAROLINA STATE HOUSING
      FINANCE & DEVELOPMENT
      AUTHORITY M/F Rental Housing
      RB (Fairway Project) Series
      2001A 3.05%, 07/07/01                                7,735          7,735

      TENNESSEE  1.6%

   @+ METROPOLITAN GOVERNMENT
      NASHVILLE & DAVIDSON COUNTY,
      TENNESSEE IDB M/F Housing
      Revenue Refunding Bond
      (Amberwood, Ltd. Project)
      Series 1993A 3.27%, 07/07/01                            65             65

   @+ METROPOLITAN GOVERNMENT
      NASHVILLE & DAVIDSON COUNTY,
      TENNESSEE IDB M/F Housing
      Revenue Refunding Bond
      (Amberwood, Ltd. Project)
      Series 1993B 2.98%, 07/07/01                            35             35

    + METROPOLITAN NASHVILLE,
      TENNESSEE AIRPORT AUTHORITY
      RB Series 1991A 4.38%,
      07/01/01                                             3,000          3,000



                                      SEE THE FINANCIAL NOTES, WHICH         119
                                      ARE INTEGRAL TO THIS INFORMATION.   ======

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

                                                      FACE VALUE     MKT. VALUE
      ISSUER, RATE, MATURITY DATE                     ($ x 1,000)    ($ x 1,000)
   @+ TENNESSEE HDA Mortgage
      Finance TOB Series 1997K
      3.17%, 07/07/01                                      3,730          3,730

   @+ VOLUNTEER STATE STUDENT
      FUNDING CORPORATION,
      TENNESSEE Student Loan RB
      Series 1997A-3 4.70%, 07/07/01                       5,000          5,000
                                                                     ----------
                                                                         11,830

      TEXAS  4.5%

   @+ BRAZOS RIVER, TEXAS HIGHER
      EDUCATION AUTHORITY RB
      Series 1993B1 2.70%, 07/07/01                        5,300          5,300

   @+ CAPITAL INDUSTRIAL DEVELOPMENT
      CORP., TEXAS Solid Waste
      Disposal RB (Texas Disposal
      System, Inc. Project) 2.75%,
      07/07/01                                             5,200          5,200

   @+ LOWER COLORADO RIVER
      AUTHORITY, TEXAS Revenue
      Refunding Bond TOB Series
      1999A 2.78%, 07/07/01                               10,770         10,770

    @ MATAGORDA COUNTY, TEXAS
      NAVIGATION DISTRICT #1 RB
      Merlots TOB Series 2001A44
      3.24%, 07/07/01                                      6,950          6,950

   @+ TEXAS STATE PUBLIC FINANCE
      AUTHORITY GO Refunding TOB
      Series 290 2.76%, 07/07/01                           4,460          4,460

      UNIVERSITY OF TEXAS PERMANENT
      UNIVERSITY FUND Revenue
      Refunding Bond 5.12%,
      07/01/01                                             1,000          1,020
                                                                     ----------
                                                                         33,700

      WASHINGTON  1.3%

      SPOKANE COUNTY, WASHINGTON
      AIRPORT RB 4.49%, 10/01/01                             750            750

    + WASHINGTON STATE PUBLIC POWER
      SUPPLY SYSTEM Revenue
      Refunding Bond (Nuclear
      Project No. 1) Series 1991A
      4.35%, 07/01/01                                      1,000          1,020

    + WASHINGTON STATE PUBLIC POWER
      SUPPLY SYSTEM Revenue
      Refunding Bond (Nuclear
      Project No. 1) Series 1992A
      2.70%, 07/01/02                                      2,000          2,113

    + WASHINGTON STATE PUBLIC POWER
      SUPPLY SYSTEM Revenue
      Refunding Bond (Nuclear
      Project No. 2) Series 1993A
      4.35%, 07/01/01                                      5,000          5,000

    + WASHINGTON STATE PUBLIC POWER
      SUPPLY SYSTEM Revenue
      Refunding Bond (Nuclear
      Project No. 2) Series 1996A
      4.35%, 07/01/01                                      1,000          1,000
                                                                     ----------
                                                                          9,883

      WYOMING  0.9%

    @ WYOMING COMMUNITY
      DEVELOPMENT AUTHORITY Housing
      RB TOBP (PT-533) 2.82%,
      07/07/01                                             6,675          6,675


      ==========================================================================
      END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.



120      SEE THE FINANCIAL NOTES, WHICH
======   ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                      $   752,598 a
Cash                                                                       32
Receivables:
  Interest                                                              6,367
  Investments sold                                                      2,719
Prepaid expenses                                                  +        41
                                                                  -----------
TOTAL ASSETS                                                          761,757

LIABILITIES
================================================================================
Payables:
  Dividends to shareholders                                               795
  Investments bought                                                   29,695
  Investment adviser and administrator fees                                 6
  Transfer agent and shareholder service fees                              27
Accrued expenses                                                  +        27
                                                                  -----------
TOTAL LIABILITIES                                                      30,550

NET ASSETS
================================================================================
TOTAL ASSETS                                                          761,757
TOTAL LIABILITIES                                                 -    30,550
                                                                  -----------
NET ASSETS                                                        $   731,207

NET ASSETS BY SOURCE
Capital received from investors                                       731,355
Net realized capital losses                                              (148)

NET ASSET VALUE (NAV)

                             SHARES
NET ASSETS    (DIVIDE)       OUTSTANDING     =      NAV
$731,207                     731,378                $1.00


a. Includes illiquid restricted securities worth $7,615, or 1.01% of the fund's investments. The amortized cost for the fund's securities was $752,598. During the reporting period, the fund had $872,360 in transactions with other SchwabFunds.(R)

FEDERAL TAX DATA
--------------------------------------------------------------------------------

COST BASIS OF PORTFOLIO        $752,598
UNUSED CAPITAL LOSSES:
Expires 12/31 of:          Loss amount:
    2006                   $          1
    2007                             14
    2008                   +        151
                           ------------
                           $        166

                                      SEE THE FINANCIAL NOTES, WHICH      121
                                      ARE INTEGRAL TO THIS INFORMATION.   ===

SCHWAB FLORIDA MUNICIPAL MONEY FUND -- FINANCIALS
================================================================================
Statement of
OPERATIONS
For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Interest                                                          $    14,924

NET REALIZED GAINS
================================================================================
Net realized gains on investments sold                                     18

EXPENSES
================================================================================
Investment adviser and administrator fees                               1,602 a
Transfer agent and shareholder service fees                             1,900 b
Trustees' fees                                                             11 c
Custodian and portfolio accounting fees                                    89
Professional fees                                                          11
Registration fees                                                          54
Shareholder reports                                                        23
Other expenses                                                    +         4
                                                                  -----------
Total expenses                                                          3,694
Expense reduction                                                 -     1,203 d
                                                                  -----------
NET EXPENSES                                                            2,491

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                                14,924
NET EXPENSES                                                      -     2,491
                                                                  -----------
NET INVESTMENT INCOME                                                  12,433
NET REALIZED GAINS                                                +        18
                                                                  -----------
INCREASE IN NET ASSETS FROM OPERATIONS                            $    12,451

a. Calculated on a graduated basis as a percentage of average daily net assets: 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.25% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c.   For the fund's independent trustees only.

d. This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.59% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


122     SEE THE FINANCIAL NOTES, WHICH
===     ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000.
Figures for 1/1/01-6/30/01 are unaudited.

OPERATIONS
================================================================================
                                            1/1/01-6/30/01       1/1/00-12/31/00

Net investment income                      $        12,433         $    27,457
Net realized gains or losses               +            18                (152)
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              12,451              27,305

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income       $        12,433         $    27,457

TRANSACTIONS IN FUND SHARES a
================================================================================
Shares sold                                      1,355,758           3,540,268
Shares reinvested                                   11,193              26,476
Shares redeemed                            +    (2,070,814)         (3,346,712)
                                           -------------------------------------
NET INCREASE OR DECREASE                          (703,863)            220,032

NET ASSETS
================================================================================
Beginning of period                              1,435,052           1,215,172
Total increase or decrease                 +      (703,845)            219,880 b
                                           -------------------------------------
END OF PERIOD                              $       731,207         $ 1,435,052

a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                      SEE THE FINANCIAL NOTES, WHICH       123
                                      ARE INTEGRAL TO THIS INFORMATION.   ======

FINANCIAL NOTES
================================================================================

FINANCIAL NOTES
Unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA AND SCHWAB NEW YORK MUNICIPAL MONEY FUNDS OFFER TWO SHARE CLASSES EACH: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio, but each class has different expenses and investment minimums. The Schwab New Jersey, Pennsylvania and Florida Municipal Money Funds each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged.The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------
This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund(R)
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York Municipal Money Fund
Schwab New Jersey Municipal Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Florida Municipal Money Fund
Schwab Institutional Advantage Money Fund(R)
Schwab Retirement Money Fund(R)
Schwab Government Cash Reserves

  124
======

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

A REVISED AICPA AUDIT AND ACCOUNTING GUIDE, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning December 15, 2000. Each fund expects that the adoption of these principles will not be material to its financial statements.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


                                                                            125
                                                                          ======

HOW TO READ THIS REPORT


This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


               [GRAPHIC OF SAMPLE OF FINANCIAL HIGHLIGHTS TABLE]



The financial highlights summarize the fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of the fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.

Total return shows what an investor in the fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.


 126
======

                           [GRAPHIC OF SAMPLE TABLE]



                                                 Table is for illustration only.


In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.

The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets, because they are paid from these assets. For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.


                                                                             127
                                                                             ===
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HOW TO READ THIS REPORT Continued


                    [GRAPHIC OF TABLE OF PORTFOLIO HOLDINGS]


                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the reporting period.

Symbols that may appear in the Portfolio Holdings:

+ Credit-enhanced security -- indicates a security that is backed by the credit of a third party (usually a large financial institution). An issuer uses credit enhancement to give its securities a higher credit rating, which means that the issuer can pay a lower interest rate. From a fund's standpoint, credit enhancements can help lower the risk of default on those securities that carry them.

o Illiquid restricted security -- indicates a security whose resale is subject to legal or contractual restrictions, and has been determined to be illiquid.

- Delayed-delivery security -- indicates a security a fund has arranged to buy but has not yet received. A fund may incur a gain or loss if the value of the security rises or falls between the time the purchase was arranged and the time the security is delivered.

For fixed-rate obligations, the interest rate is set at the time of issue and doesn't change. However, some types of obligations (variable- and floating-rate) are structured so that the rate may be reset at certain times, typically to reflect changes in market interest rates. A fund may own some of both types of securities.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also the amortized cost for those securities.


128
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
Unlike longer term bonds, money market securities have characteristics (i.e. shorter maturities) that allow their market value to be less sensitive to changes in interest rates or other market factors. Thus, with most money market securities, face value and market value are substantially equal.


      [GRAPHIC OF VARIABLE RATE OBLIGATIONS AND OTHER INVESTMENTS TABLES]


                                                 Table is for illustration only.


In some cases, securities are organized into sub-groups. For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.


                                                                             129
                                                                             ===

HOW TO READ THIS REPORT Continued


                   [GRAPHIC OF ASSETS AND LIABILITIES TABLE]


                                                 Table is for illustration only.


The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the reporting period.

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the reporting period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.


                    [GRAPHIC OF SAMPLE OF FEDERAL TAX TABLE]


                                                 Table is for illustration only.


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
                   [GRAPHIC OF SAMPLE OF STATEMENT OF OPERATIONS TABLE]


                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the reporting period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the reporting period.

Covers most activities related to managing a fund's portfolio.

To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the reporting period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.


                                                                             131
                                                                             ===

HOW TO READ THIS REPORT Continued


                    [GRAPHIC OF SAMPLE OF CHANGE IN NET ASSETS TABLE]


                                                 Table is for illustration only.


The Statements of Changes in Net Assets compare a fund's performance during the current reporting period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

These are the figures for the current reporting period.

These are the figures for the previous reporting period.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.


132
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
GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A, and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.



PORTFOLIO TERMS
--------------------------------------------------------------------------------
To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TOB     Tender option bond
TOBP    Tender option bond partnership
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand


                                                                             133
                                                                             ===

GLOSSARY Continued


DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)  See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% \ [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.


134
===

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922

MAIL
Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1 Shares of Sweep Investments(TM) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
       Communications Focus Fund
       Financial Services Focus Fund
       Health Care Focus Fund
       Technology Focus Fund
Schwab MarketManager Portfolios(R)
       Small Cap Portfolio
       International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
       All Equity Portfolio
       Growth Portfolio
       Balanced Portfolio
       Conservative Portfolio
Schwab MarketManager Portfolios
       Growth Portfolio
       Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-D7575

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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